UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086

TD Asset Management USA Funds Inc.
(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)
(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019
(Address of principal executive offices) (Zip code)

Mark Bell, TD Asset Management USA Funds Inc.
31 West 52nd Street, New York, New York 10015
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-827-7061

Date of fiscal year end: October 31, 2011

Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

SEMIANNUAL REPORT April 30, 2011 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio
– Investor Class
– Premium Class
– Class A
– Select Class

TDAM U.S. Government Portfolio
– Investor Class
– Class A

TDAM Municipal Portfolio
– Investor Class
– Class A

TDAM California Municipal Money Market Portfolio
– Investor Class
– Class A

TDAM New York Municipal Money Market Portfolio
– Investor Class
– Class A

®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk Interested Director James E. Kelly Consultant and Attorney Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.	Peter B. M. Eby Corporate Director Donald J. Herrema Senior Advisor of Stone Point Capital, Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust

EXECUTIVE OFFICERS
Mark Bell President and Chief Executive Officer Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer Michele R. Teichner Chief Compliance Officer Jack Huntington Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 31 West 52nd Street New York, NY 10019	Transfer Agent TD Ameritrade Clearing, Inc. 1005 North Ameritrade Place Bellevue, NE 68005

Independent Registered Public Accounting Firm Ernst & Young LLP Two Commerce Square 2001 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900

Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019

Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

Despite some volatility, the first half of the current fiscal year which ended April 30, 2011, was positive for most financial markets. An improving economic outlook for the U.S., increased merger and acquisition activity, and better than expected corporate earnings all provided a boost to equities during the six-month period. Higher yields and strong company balance sheets helped corporate bonds to outperform government issues.

Indications that U.S. policy makers were prepared to provide additional economic stimulus to help keep the U.S. economy from slipping back into recession was a key support. The U.S. Federal Reserve Open Market Committee (Federal Reserve) indicated last August that it was ready to increase its quantitative easing program to fuel the recovery. Then, in November, it announced that it would buy an additional $600 billion of Treasuries over the following eight months, and regularly review the size and pace of its purchases to see whether adjustments were needed to the program to help spur maximum employment and price stability. Also, the Federal Reserve gave the green light to well-capitalized U.S. banks to raise dividends, indicating its confidence in the banking system. For its part, the government decided to extend the Bush-era tax cuts in an effort to keep the economic rebound on track.

The U.S. stock market still faced some headwinds, but proved to be resilient. Uncertainty stemming from unrest in the Middle East and North Africa, the earthquake, tsunami and nuclear crisis in Japan, and sovereign debt problems in Europe increased equity market volatility, particularly in March. However, the market maintained its two-year uptrend as strong company earnings and positive economic data, together with the ongoing fiscal and monetary stimulus, countered any negative pressure on equities.

In particular, the final tally showed the economy grew 2.9% in 2010, after shrinking 2.6% in 2009. The expansion continued into 2011, as the first estimate of GDP growth came in at an annualized rate of 1.8% in the first calendar quarter. Growth is beginning to feed through to the labor market, which is showing some signs of improvement. The economy added 244,000 jobs in April, more than the expected 185,000 gain. The private sector hired 268,000, also higher than the 200,000 forecast, for a total of 760,000 new private sector positions created February through April. The unemployment rate did rise, however, to 9.0% in April from 8.8% in March due mainly to a modest increase in the labor force.

Meanwhile, manufacturing continued to expand in April, as the Institute of Supply Management index reading of 60.4 was near a seven-year high. In March, overall inflation came in at 2.7% year over year, led by energy prices that were up 15.5% from a year earlier. The annual core rate of inflation was 1.2%. Recent inflation numbers have eased concerns about deflation.

However, the effort to put the economy on track for stronger and more durable growth is not over. Investors remain focused on the Federal Reserve as policy makers continue to monitor key economic data in assessing future monetary policy. At its April policy meeting, the central bank noted that the recovery is proceeding at a moderate pace and overall labor market conditions are improving gradually. It added that although inflation has picked up in recent months, longer-term inflation expectations have remained stable. As a result, the Federal Reserve left the federal funds rate at the zero to 0.25% range, where it has been since December 2008, and reiterated its plans to keep it exceptionally low for some time yet. The Federal Reserve also intends to end its $600 billion in asset purchases in June as planned, but will continue to reinvest maturing securities so that the amount of securities it holds will stay the same.

The performance of bonds was mixed for the six months, as gains in corporate bonds offset declines in Treasuries. Government bonds were weak, as signs the economy was improving raised the prospect that the Federal Reserve might begin to withdraw monetary stimulus. Treasuries pared some of these losses with a rally in April amid concern economic growth may be slowing. Demand for corporate issues remained solid, as they continued to benefit from their higher yields and strong company balance sheets. As a result, the Barclays Capital US Aggregate Bond Index was flat over the period.

As for equities, the S&P 500 Index rose 16.4% over the six months, with all 10 sectors advancing, led by economically sensitive sectors such as energy, industrials and materials. The index was up 17.2% from a year ago.

Despite some strength in the latter part of 2010, the U.S. dollar weakened against a basket of currencies over the six months, as investors wrestled with the durability of the economic rebound and the prospect the Federal Reserve may lag behind other central banks in raising interest rates.

Looking Ahead

As we head into the second half of the year, investors are beginning to grapple with the potential impact the end of the Federal Reserve’s quantitative easing program could have on the economy, and by extension the financial markets. We continue to monitor key risks that could hamper the economic recovery, including sovereign debt issues, tighter monetary policy in China, and the fragile housing market and high unemployment in the U.S. A sharp and sustained increase in oil prices also would pose a risk to the recovery.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

Mark Bell
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

June 2, 2011

Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial adviser or TD Ameritrade Institutional at 1-800-431-3500 or Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2010 through April 30, 2011).

The table on the following page illustrates your Portfolio’s costs in two ways.

  Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Annualized Expense Ratios 11/1/10 to 4/30/11	Expenses Paid During Period* 11/1/10 to 4/30/11

TDAM Money Market Portfolio – Investor Class

Actual	$1,000.00	$1,000.20	0.23%	$1.14
Hypothetical (5% Return before expenses)	1,000.00	1,023.65	0.23%	1.15

TDAM Money Market Portfolio – Premium Class

Actual	1,000.00	1,000.20	0.23%	1.14
Hypothetical (5% Return before expenses)	1,000.00	1,023.65	0.23%	1.15

TDAM Money Market Portfolio – Class A

Actual	1,000.00	1,000.20	0.23%	1.14
Hypothetical (5% Return before expenses)	1,000.00	1,023.65	0.23%	1.15

TDAM Money Market Portfolio – Select Class

Actual	1,000.00	1,000.20	0.23%	1.14
Hypothetical (5% Return before expenses)	1,000.00	1,023.65	0.23%	1.15

TDAM U.S. Government Portfolio – Investor Class

Actual	1,000.00	1,000.10	0.17%	0.84
Hypothetical (5% Return before expenses)	1,000.00	1,023.95	0.17%	0.85

TDAM U.S. Government Portfolio – Class A

Actual	1,000.00	1,000.10	0.17%	0.84
Hypothetical (5% Return before expenses)	1,000.00	1,023.95	0.17%	0.85

TDAM Municipal Portfolio – Investor Class

Actual	1,000.00	1,000.10	0.26%	1.29
Hypothetical (5% Return before expenses)	1,000.00	1,023.51	0.26%	1.30

TDAM Municipal Portfolio – Class A

Actual	1,000.00	1,000.10	0.26%	1.29
Hypothetical (5% Return before expenses)	1,000.00	1,023.51	0.26%	1.30

TDAM California Municipal Money Market Portfolio – Investor Class

Actual	1,000.00	1,000.10	0.23%	1.14
Hypothetical (5% Return before expenses)	1,000.00	1,023.65	0.23%	1.15

TDAM California Municipal Money Market Portfolio – Class A

Actual	1,000.00	1,000.10	0.23%	1.14
Hypothetical (5% Return before expenses)	1,000.00	1,023.65	0.23%	1.15

TDAM New York Municipal Money Market Portfolio – Investor Class

Actual	1,000.00	1,000.10	0.22%	1.09
Hypothetical (5% Return before expenses)	1,000.00	1,023.70	0.22%	1.10

TDAM New York Municipal Money Market Portfolio – Class A

Actual	1,000.00	1,000.10	0.22%	1.09
Hypothetical (5% Return before expenses)	1,000.00	1,023.70	0.22%	1.10

*

Expenses are equal to the respective class of each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/11 (Unaudited)

*

The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Portfolio compositions are subject to change.

***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/11 (Unaudited) (Continued)

****	Income may be subject to federal alternative minimum tax.

*****

Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.05%, 0.05% and 0.05%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.05%, 0.05% and 0.05%, respectively. This is assuming a 2011 maximum tax rate of 35% federal for the Municipal Portfolio, 43.8% federal and state for the California Municipal Money Market Portfolio, and 42.1% federal and state for the New York Municipal Money Market Portfolio.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio

ASSETS
Cost of investments and repurchase
agreements (Note 2)	$5,927,819,400	$1,494,594,549	$741,217,790	$268,835,883	$148,545,000

Investments in securities, at value (including
repurchase agreements of $355,955,000,
$278,415,000, $0, $0, and $0, respectively)
(Note 2)	$5,927,819,400	$1,494,594,549	$741,217,790	$268,835,883	$148,545,000
Cash	33,589	26,035	—	42,509	9,424
Receivable for capital shares sold	112,677,797	22,495,883	9,921,297	4,187,134	3,484,241
Interest receivable	6,955,265	1,169,510	2,254,856	341,526	31,600
Prepaid expenses	988,258	74,992	61,302	36,230	30,085

TOTAL ASSETS	6,048,474,309	1,518,360,969	753,455,245	273,443,282	152,100,350

LIABILITIES
Payable for capital shares redeemed	99,176,231	26,361,376	10,205,683	1,626,087	1,880,135
Payable to Investment Manager and its
affiliates (Note 3)	705,817	102,750	112,038	25,083	7,016
Dividends payable to shareholders	10,787	1,137	704	254	161
Payable to custodian	—	—	20,862	—	—
Accrued expenses	1,319,992	319,775	161,107	71,593	51,792

TOTAL LIABILITIES	101,212,827	26,785,038	10,500,394	1,723,017	1,939,104

NET ASSETS	$5,947,261,482	$1,491,575,931	$742,954,851	$271,720,265	$150,161,246

Net assets consist of:
Paid-in capital ($.0001 par value common
stock, 26 billion, 14 billion, 10 billion,
8 billion and 4 billion shares authorized,
respectively)	$5,947,293,970	$1,491,542,705	$742,954,245	$271,727,981	$150,165,654
Distributions in excess of net
investment income	(432)	(1)	—	—	(3,718)
Accumulated net realized gains (losses) from
security transactions	(32,056)	33,227	606	(7,716)	(690)

Net assets, at value	$5,947,261,482	$1,491,575,931	$742,954,851	$271,720,265	$150,161,246

Investor Class net asset value, redemption price
and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00

	($2,295,030,490 ÷ 2,295,073,744 shares)	($851,911,431 ÷ 851,893,544 shares)	($436,397,805 ÷ 436,419,351 shares)	($163,556,476 ÷ 163,554,001 shares)	($94,742,818 ÷ 94,752,970 shares)
Premium Class net asset value, redemption price
and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A

	($215,443,667 ÷ 215,451,659 shares)
Class A net asset value, redemption price
and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00

	($2,149,959,852 ÷ 2,149,927,625 shares)	($639,664,500 ÷ 639,649,161 shares)	($306,557,046 ÷ 306,534,895 shares)	($108,163,789 ÷ 108,173,980 shares)	($55,418,428 ÷ 55,429,682 shares)
Select Class net asset value, redemption price
and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A

	($1,286,827,473 ÷ 1,286,840,941 shares)

Please see accompanying notes to financial statements.

Statements of Operations
For the Six-Month Period Ended April 30, 2011 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio

INVESTMENT INCOME
Interest income	$8,379,598	$1,465,718	$1,120,682	$356,079	$188,471

EXPENSES
Distribution fees (Note 3)	13,255,760	3,638,573	1,838,516	661,356	367,335
Shareholder servicing fees (Note 3)	5,852,240	1,875,218	951,391	343,464	190,898
Transfer agent fees (Note 3)	2,900,311	750,093	380,554	137,385	76,359
Investment management fees (Note 3)	2,516,772	724,668	380,554	137,385	76,359
Directors’ fees (Note 4)	13,583	13,582	13,582	13,582	13,582
Shareholder reports and mailing	676,683	156,945	74,819	34,702	24,800
Registration fees	608,169	59,287	48,205	27,594	34,114
Professional fees	150,643	51,556	34,324	24,015	21,234
Custody fees	94,671	28,174	27,738	16,440	9,892
Other expenses	100,880	30,614	24,367	11,654	8,782

TOTAL EXPENSES	26,169,712	7,328,710	3,774,050	1,407,577	823,355

Fees waived/expenses reimbursed by the
Investment Manager and its affiliates (Note 3)	(19,270,224)	(6,088,125)	(2,767,756)	(1,092,688)	(657,807)

NET EXPENSES	6,899,488	1,240,585	1,006,294	314,889	165,548

NET INVESTMENT INCOME	1,480,110	225,133	114,388	41,190	22,923

NET REALIZED GAINS/(LOSSES) FROM
SECURITY TRANSACTIONS	3,639	2,915	348	—	(433)

NET INCREASE IN NET ASSETS
FROM OPERATIONS	$1,483,749	$228,048	$114,736	$41,190	$22,490

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM MONEY MARKET PORTFOLIO		TDAM U.S. GOVERNMENT PORTFOLIO		TDAM MUNICIPAL PORTFOLIO

	Six-Month Period Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six-Month Period Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six-Month Period Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

OPERATIONS:
Net investment income	$1,480,110	$3,197,097	$225,133	$505,909	$114,388	$229,225
Net realized gains (losses)
from security transactions	3,639	(63,730)	2,915	—	348	831

Net increase in net assets
from operations	1,483,749	3,133,367	228,048	505,909	114,736	230,056

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(578,941)	(1,269,072)	(126,402)	(261,930)	(67,045)	(140,543)
Premium Class	(59,653)	(167,936)	—	—	—	—
Class A	(514,236)	(1,036,123)	(98,751)	(243,958)	(47,343)	(88,682)
Select Class	(327,322)	(723,925)	—	—	—	—
From net realized gain
on security transactions
Investor Class	—	(122,387)	—	(16,586)	—	(56,137)
Premium Class	—	(18,039)	—	—	—	—
Class A	—	(94,621)	—	(16,969)	—	(36,117)
Select Class	—	(71,275)	—	—	—	—

Total Dividends to Shareholders	(1,480,152)	(3,503,378)	(225,153)	(539,443)	(114,388)	(321,479)

CAPITAL SHARE TRANSACTIONS
($1.00 per share)
Investor Class:
Proceeds from shares sold	3,579,704,372	6,733,390,780	2,244,419,756	3,081,664,981	572,937,946	1,178,215,766
Shares issued in reinvestment
of dividends	556,268	1,226,240	123,984	252,311	64,854	135,573
Payments for shares redeemed	(3,665,979,883)	(7,759,887,268)	(2,204,695,245)	(3,571,422,125)	(597,781,199)	(1,231,039,868)

Net increase (decrease) in net
assets from Investor Class shares	(85,719,243)	(1,025,270,248)	39,848,495	(489,504,833)	(24,778,399)	(52,688,529)

Premium Class:
Proceeds from shares sold	28,962,573	150,993,418	—	—	—	—
Shares issued in reinvestment
of dividends	50,143	155,010	—	—	—	—
Payments for shares redeemed	(86,388,826)	(310,702,787)	—	—	—	—

Net decrease in net assets from
Premium Class shares	(57,376,110)	(159,554,359)	—	—	—	—

Class A:
Proceeds from shares sold	5,875,405,480	10,353,874,202	1,770,644,364	3,559,423,971	834,324,045	1,355,790,069
Shares issued in reinvestment
of dividends	501,146	1,001,325	95,830	234,197	44,932	84,837
Payments for shares redeemed	(5,764,297,764)	(11,146,266,684)	(1,802,772,659)	(4,336,785,826)	(847,144,524)	(1,342,335,195)

Net increase (decrease) in net
assets from Class A shares	111,608,862	(791,391,157)	(32,032,465)	(777,127,658)	(12,775,547)	13,539,711

Select Class:
Proceeds from shares sold	3,367,964,778	6,146,194,501	—	—	—	—
Shares issued in reinvestment
of dividends	315,032	695,457	—	—	—	—
Payments for shares redeemed	(3,424,659,576)	(6,540,795,289)	—	—	—	—

Net decrease in net assets from
Select Class shares	(56,379,766)	(393,905,331)	—	—	—	—

Net increase (decrease) in net assets
from capital share transactions	(87,866,257)	(2,370,121,095)	7,816,030	(1,266,632,491)	(37,553,946)	(39,148,818)

TOTAL INCREASE (DECREASE) IN
NET ASSETS	(87,862,660)	(2,370,491,106)	7,818,925	(1,266,666,025)	(37,553,598)	(39,240,241)
NET ASSETS:
Beginning of period	6,035,124,142	8,405,615,248	1,483,757,006	2,750,423,031	780,508,449	819,748,690

End of period	$5,947,261,482	$6,035,124,142	$1,491,575,931	$1,483,757,006	$742,954,851	$780,508,449

Undistributed (distributions in excess of)
net investment income	$(432)	$(390)	$(1)	$19	$—	$—

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO		TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

	Six-Month Period Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six-Month Period Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

OPERATIONS:
Net investment income	$41,190	$84,166	$22,923	$47,827
Net realized losses from security transactions	—	(81)	(433)	(149)

Net increase in net assets from operations	41,190	84,085	22,490	47,678

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(25,030)	(53,702)	(14,022)	(28,629)
Class A	(16,160)	(30,464)	(8,901)	(19,198)
From net realized gain on security transactions
Investor Class	—	—	—	—
Class A	—	—	—	—

Total Dividends to Shareholders	(41,190)	(84,166)	(22,923)	(47,827)

CAPITAL SHARE TRANSACTIONS ($1.00 per share)
Investor Class:
Proceeds from shares sold	230,846,938	441,671,939	139,379,645	202,336,336
Shares issued in reinvestment of dividends	24,407	52,420	13,600	27,884
Payments for shares redeemed	(238,747,828)	(456,856,678)	(136,883,904)	(210,959,815)

Net increase (decrease) in net assets from Investor Class shares	(7,876,483)	(15,132,319)	2,509,341	(8,595,595)

Class A:
Proceeds from shares sold	322,266,006	528,257,668	252,435,040	324,058,422
Shares issued in reinvestment of dividends	15,593	29,286	8,304	17,921
Payments for shares redeemed	(316,903,460)	(530,366,151)	(253,838,969)	(337,057,177)

Net increase (decrease) in net assets from Class A shares	5,378,139	(2,079,197)	(1,395,625)	(12,980,834)

Net increase (decrease) in net assets from capital share transactions	(2,498,344)	(17,211,516)	1,113,716	(21,576,429)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,498,344)	(17,211,597)	1,113,283	(21,576,578)

NET ASSETS:
Beginning of period	274,218,609	291,430,206	149,047,963	170,624,541

End of period	$271,720,265	$274,218,609	$150,161,246	$149,047,963

Distributions in excess of net investment income	$—	$—	$(3,718)	$(3,718)

Please see accompanying notes to financial statements.

Financial Highlights

For the six-month period ended April 30, 2011 (unaudited) and years or periods ended October 31,

For a Share Outstanding Throughout the Periods

		Net Asset Value, Beginning of Period	Net Investment Income		Net Realized Gains (Losses) on Investments		Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Investment Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets

TDAM Money Market Portfolio
Investor Class
2011	**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$2,295,030	0.23%‡	0.94%‡	0.05%‡
2010		1.00	0.001		(0.000	)*	0.001		(0.001)	0.000	*	(0.001)	1.00	0.05%	2,380,748	0.24%	0.94%	0.05%
2009		1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.24%	3,406,167	0.65%	0.99%	0.29%
2008		1.00	0.024		(0.000	)*	0.024		(0.024)	—		(0.024)	1.00	2.47%	8,105,457	0.93%	0.93%	2.47%
2007		1.00	0.045		—		0.045		(0.045)	—		(0.045)	1.00	4.57%	9,551,893	0.94%	0.94%	4.48%
2006		1.00	0.040		—		0.040		(0.040)	—		(0.040)	1.00	4.10%	8,618,222	0.88%	0.90%	4.06%
Premium Class[1]
2011	**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$215,444	0.23%‡	0.61%‡	0.05%‡
2010		1.00	0.001		(0.000	)*	0.001		(0.001)	(0.000	)*	(0.001)	1.00	0.05%	272,820	0.24%	0.61%	0.05%
2009		1.00	0.003		0.000	*	0.003		(0.003)	(0.000	)*	(0.003)	1.00	0.32%	432,395	0.55%	0.66%	0.39%
2008		1.00	0.028		0.000	*	0.028		(0.028)	—		(0.028)	1.00	2.81%	923,397	0.60%	0.60%	2.80%
2007		1.00	0.048		—		0.048		(0.048)	—		(0.048)	1.00	4.92%	1,418,980	0.60%	0.60%	4.81%
2006		1.00	0.031		—		0.031		(0.031)	—		(0.031)	1.00	3.15%	1,459,823	0.56%‡	0.56%‡	4.64%‡
Class A2
2011	**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$2,149,960	0.23%‡	1.02%‡	0.05%‡
2010		1.00	0.001		(0.000	)*	0.001		(0.001)	(0.000	)*	(0.001)	1.00	0.05%	2,038,349	0.24%	1.02%	0.05%
2009		1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.22%	2,829,856	0.67%	1.07%	0.27%
2008		1.00	0.023		0.000	*	0.023		(0.023)	—		(0.023)	1.00	2.39%	6,372,553	1.01%	1.01%	2.32%
2007		1.00	0.020		—		0.020		(0.020)	—		(0.020)	1.00	1.95%	1,360,332	1.04%‡	1.04%‡	4.45%‡
Select Class[3]
2011	**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$1,286,827	0.23%‡	0.62%‡	0.05%‡
2010		1.00	0.001		(0.000	)*	0.001		(0.001)	(0.000	)*	(0.001)	1.00	0.05%	1,343,207	0.24%	0.62%	0.05%
2009		1.00	0.003		0.000	*	0.003		(0.003)	(0.000	)*	(0.003)	1.00	0.32%	1,737,197	0.55%	0.67%	0.37%
2008		1.00	0.028		0.000	*	0.028		0.028	—		(0.028)	1.00	2.80%	3,326,644	0.61%	0.61%	2.55%
2007		1.00	0.016		—		0.016		(0.016)	—		(0.016)	1.00	1.60%	710,585	0.63%‡	0.63%‡	4.81%‡
TDAM U.S. Government Portfolio
Investor Class
2011	**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$851,911	0.17%‡	0.94%‡	0.03%‡
2010		1.00	0.000	*	0.000	*	0.000	*	(0.000)*	(0.000	)*	(0.000)*	1.00	0.03%	812,061	0.18%	0.95%	0.03%
2009		1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.18%	1,301,583	0.40%	0.97%	0.22%
2008		1.00	0.019		0.000	*	0.019		(0.019)	—		(0.019)	1.00	1.93%	2,957,140	0.96%	0.96%	1.88%
2007		1.00	0.044		—		0.044		(0.044)	—		(0.044)	1.00	4.45%	1,989,556	0.94%	0.94%	4.35%
2006		1.00	0.039		—		0.039		(0.039)	—		(0.039)	1.00	3.97%	1,696,800	0.91%	0.93%	3.93%
Class A4
2011	**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$639,665	0.17%‡	1.02%‡	0.03%‡
2010		1.00	0.000	*	0.000	*	0.000	*	(0.000)*	(0.000	)*	(0.000)*	1.00	0.03%	671,696	0.18%	1.03%	0.03%
2009		1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.16%	1,448,840	0.41%	1.05%	0.19%
2008		1.00	0.017		0.001		0.018		(0.018)	—		(0.018)	1.00	1.85%	2,982,096	1.04%	1.04%	1.67%
2007		1.00	0.018		—		0.018		(0.018)	—		(0.018)	1.00	1.79%	375,584	1.03%‡	1.03%‡	4.12%‡
TDAM Municipal Portfolio
Investor Class
2011	**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$436,398	0.26%‡	0.96%‡	0.03%‡
2010		1.00	0.000	*	0.000	*	0.000	*	(0.000)*	(0.000	)*	(0.000)*	1.00	0.04%	461,176	0.29%	0.98%	0.03%
2009		1.00	0.001		0.000	*	0.001		(0.001)	—		(0.001)	1.00	0.14%	513,920	0.54%	1.02%	0.14%
2008		1.00	0.015		0.000	*	0.015		(0.015)	—		(0.015)	1.00	1.55%	623,347	1.02%	1.02%	1.55%
2007		1.00	0.027		—		0.027		(0.027)	—		(0.027)	1.00	2.74%	704,039	0.98%	0.98%	2.70%
2006		1.00	0.024		—		0.024		(0.024)	—		(0.024)	1.00	2.47%	740,871	0.92%	0.95%	2.44%
Class A5
2011	**	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$306,557	0.26%‡	1.04%‡	0.03%‡
2010		1.00	0.000	*	0.000	*	0.000	*	(0.000)*	(0.000	)*	(0.000)*	1.00	0.04%	319,332	0.28%	1.06%	0.03%
2009		1.00	0.001		0.000	*	0.001		(0.001)	—		(0.001)	1.00	0.11%	305,829	0.58%	1.10%	0.13%
2008		1.00	0.014		0.000	*	0.014		(0.014)	—		(0.014)	1.00	1.46%	510,305	1.10%	1.10%	1.43%
2007		1.00	0.011		—		0.011		(0.011)	—		(0.011)	1.00	1.15%	59,564	1.10%‡	1.10%‡	2.58%‡
TDAM California Municipal Money Market Portfolio
Investor Class
2011	**	$1.00	$0.000	*	—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$163,556	0.23%‡	0.99%‡	0.03%‡
2010		1.00	0.000	*	(0.000	)*	0.000	*	(0.000)*	—		(0.000)*	1.00	0.03%	171,433	0.29%	0.99%	0.03%
2009		1.00	0.001		—		0.001		(0.001)	—		(0.001)	1.00	0.08%	186,565	0.43%	1.03%	0.08%
2008		1.00	0.014		0.000	*	0.014		(0.014)	(0.000	)*	(0.014)	1.00	1.42%	258,561	1.00%	1.00%	1.42%
2007		1.00	0.026		—		0.026		(0.026)	—		(0.026)	1.00	2.68%	293,406	0.98%	0.98%	2.65%
2006		1.00	0.024		—		0.024		(0.024)	—		(0.024)	1.00	2.47%	318,812	0.89%	0.95%	2.44%
Class A6
2011	**	$1.00	$0.000	*	—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$108,164	0.23%‡	1.07%‡	0.03%‡
2010		1.00	0.000	*	(0.000	)*	0.000	*	(0.000)*	—		(0.000)*	1.00	0.03%	102,786	0.22%	1.07%	0.03%
2009		1.00	0.001		—		0.001		(0.001)	—		(0.001)	1.00	0.06%	104,865	0.44%	1.11%	0.06%
2008		1.00	0.013		0.000	*	0.013		(0.013)	(0.000	)*	(0.013)	1.00	1.34%	152,766	1.08%	1.08%	1.32%
2007		1.00	0.010		—		0.010		(0.010)	—		(0.010)	1.00	1.04%	17,734	1.11%‡	1.11%‡	2.54%‡
TDAM New York Municipal Money Market Portfolio
Investor Class
2011	**	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$94,743	0.22%‡	1.05%‡	0.03%‡
2010		1.00	0.000	*	(0.000	)*	0.000	*	(0.000)*	—		(0.000)*	1.00	0.03%	92,234	0.23%	1.05%	0.03%
2009		1.00	0.001		—		0.001		(0.001)	(0.000	)*	(0.001)	1.00	0.07%	100,830	0.48%	1.12%	0.07%
2008		1.00	0.014		0.000	*	0.014		(0.014)	(0.000	)*	(0.014)	1.00	1.45%	129,654	1.05%	1.05%	1.42%
2007		1.00	0.026		0.001		0.027		(0.026)	(0.001)		(0.027)	1.00	2.70%	147,210	1.04%	1.04%	2.60%
2006		1.00	0.024		—		0.024		(0.024)	—		(0.024)	1.00	2.44%	147,952	0.91%	0.98%	2.40%
Class A7
2011	**	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$55,418	0.22%‡	1.13%‡	0.03%‡
2010		1.00	0.000	*	(0.000	)*	0.000	*	(0.000)*	—		(0.000)*	1.00	0.03%	56,814	0.23%	1.13%	0.03%
2009		1.00	0.000	*	—		0.000	*	(0.000)*	(0.000	)*	(0.000)*	1.00	0.05%	69,795	0.51%	1.19%	0.04%
2008		1.00	0.013		0.000	*	0.013		(0.013)	(0.000	)*	(0.013)	1.00	1.37%	92,113	1.13%	1.13%	1.35%
2007		1.00	0.010		—		0.010		(0.010)	—		(0.010)	1.00	1.04%	9,829	1.21%‡	1.21%‡	2.43%‡

*	Amount represents less than $0.001 per share.

**	For the six-month period ended April 30, 2011.

†

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than a full year are not annualized.

‡	Annualized

1	Premium Class shares commenced operations on February 27, 2006.

2	Class A shares commenced operations on May 24, 2007.

3	Select Class shares commenced operations on July 3, 2007.

4	Class A shares commenced operations on May 30, 2007.

5	Class A shares commenced operations on May 25, 2007.

6	Class A shares commenced operations on June 5, 2007.

7	Class A shares commenced operations on May 31, 2007.

Please see accompanying notes to financial statements.

14

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2011 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twelve series portfolios. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in

15

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2011 (Unaudited)

active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2011, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the six-month period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended April 30, 2011, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Investment Manager (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

For the six-month period ended April 30, 2011, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

16

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2011 (Unaudited)

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with TDAM USA Inc. (the “Investment Manager”), a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion.

TDAM USA Inc. (the “Administrator”) has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05 of 1% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”).

17

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2011 (Unaudited)

For the six-month period ended April 30, 2011, the Investment Manager and its affiliates earned, waived and reimbursed certain fees and assumed certain expenses in an effort to maintain certain net yields for each Portfolio as follows:

	Investment Management Fees	Investment Management Fees Waived	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived	Transfer Agent Fees	Transfer Agent Fees Waived
Money Market
Portfolio	$2,516,772	$—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$5,209,821	$5,209,807	$2,894,331	$2,861,614	$1,157,724	$118,571
Premium Class	N/A	N/A	435,428	431,708	59,649	11,397	59,649	537
Class A	N/A	N/A	5,450,449	5,450,449	2,570,969	2,542,402	1,028,380	108,057
Select Class	N/A	N/A	2,160,062	2,160,062	327,291	308,791	654,558	66,829

U.S. Government
Portfolio	724,668	18,079	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	1,895,047	1,895,046	1,052,799	1,052,799	421,123	312,730
Class A	N/A	N/A	1,743,526	1,743,526	822,419	822,419	328,970	243,526

Municipal Portfolio	380,554	—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	1,003,707	1,003,701	557,612	531,669	223,044	13,050
Class A	N/A	N/A	834,809	834,809	393,779	375,441	157,510	9,086

California Portfolio	137,385	604	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	375,689	375,687	208,715	208,660	83,486	53,212
Class A	N/A	N/A	285,667	285,667	134,749	134,711	53,899	34,147

New York Portfolio	76,359	24,519	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	210,213	210,212	116,784	116,784	46,713	45,971
Class A	N/A	N/A	157,122	157,122	74,114	74,114	29,646	29,085

All fees are earned, waived and reimbursed at the Class level of each Portfolio, with the exception of Investment Management fees which are earned, waived and reimbursed at the portfolio level of each Portfolio.

Note 4 — Directors’ Fees

From November 1, 2010 through December 31, 2010, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company received, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly;

2.	a meeting fee of $4,375 for each meeting attended in person;

3.	a meeting fee of $3,000 for each meeting attended by telephone;

4.

for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended; and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee meeting fee of $2,500 for each such meeting attended.

Effective January 1, 2011 each Director who is not an “interested person” as defined in the Act, who serves on The Board of Directors of The Company receives, in the aggregate:

1.	a base annual retainer of $45,000, payable quarterly;

2.	a meeting fee of $5,000 for each meeting attended in person;

3.	a meeting fee of $2,500 for each meeting attended by telephone;

4.

for committee meetings, any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $2,500 for each such meeting attended;

5.	Special Meeting Fees (in person) $5,000 per meeting;

18

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2011 (Unaudited)

6.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee meeting fee of $2,500 for each such meeting attended;

7.	Retainer for Independent Board Chair is $10,000 annually, payable quarterly; and

8.	Retainer for Audit Committee Chair is $5,000 annually, payable quarterly.

Directors fees are allocated among the series of the Company.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

19

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2011 (Unaudited)

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2010 and 2009, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Money Market Portfolio	2010	$—	$3,503,378	$—	$3,503,378
	2009	—	45,689,694	—	45,689,694

U.S. Government Portfolio	2010		539,443		539,443
	2009	—	10,027,471	2,605	10,030,076

Municipal Portfolio	2010	228,237	1,400	91,842	321,479
	2009	1,357,131	—	—	1,357,131

California Portfolio	2010	84,150	16		84,166
	2009	256,782	712	—	257,494

New York Portfolio	2010	47,340	487		47,827
	2009	106,700	15,604	—	122,304

As of October 31, 2010, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$—	$286,405	$—	$(63,730)	$(258,760)	$(36,085)
U.S. Government Portfolio	—	69,024	—	—	(38,693)	30,331
Municipal Portfolio	19,968	—	—	—	(19,710)	258
California Portfolio	6,389	—	—	(7,257)	(6,848)	(7,716)
New York Portfolio	69	—	—	(148)	(3,896)	(3,975)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2010, the breakdown of capital loss carryforwards was as follows:

	Expiring October 31,
	2016	2017	2018	Total
Money Market Portfolio	$—	$—	$63,730	$63,730
California Portfolio	7,176	—	81	7,257
New York Portfolio	—	—	148	148

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2011, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements as of April 30, 2011.

20

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	CERTIFICATES OF DEPOSIT—25.4%
$45,000,000	Australia & New Zealand Banking Group, 0.21%, due 7/26/11	$45,000,000
48,000,000	Australia & New Zealand Banking Group, 0.21%, due 9/14/11	48,000,000
49,000,000	Australia & New Zealand Banking Group, 0.21%, due 9/29/11	49,000,000
48,800,000	Bank of Montreal, 0.37%, due 6/17/11	48,800,000
49,000,000	Bank of Montreal, 0.30%, due 10/24/11	49,000,000
36,700,000	Bank of Montreal, 0.30%, due 10/27/11	36,718,394
40,000,000	Bank of Nova Scotia, 0.14%, due 5/19/11	40,000,000
50,000,000	Bank of Nova Scotia, 0.56%, due 6/17/11	50,000,000
50,000,000	Bank of Nova Scotia, 0.21%, due 9/27/11	50,000,000
50,000,000	Canadian Imperial Bank of Commerce, 0.17%, due 5/3/11	50,000,000
50,000,000	Canadian Imperial Bank of Commerce, 0.23%, due 5/10/11	50,000,000
40,000,000	Canadian Imperial Bank of Commerce, 0.25%, due 7/21/11	40,000,000
49,000,000	Canadian Imperial Bank of Commerce, 0.25%, due 11/9/11	49,000,000
50,000,000	Canadian Imperial Bank of Commerce, 0.35%, due 1/17/12	50,000,000
35,000,000	Canadian Imperial Bank of Commerce, 0.28%, due 4/30/12	35,000,000
50,000,000	JPMorgan Chase Bank USA, 0.24%, due 5/2/11	50,000,000
15,000,000	National Australia Bank, 0.56%, due 12/30/11	15,025,144
49,000,000	National Bank of Canada, NY, 0.24%, due 5/6/11	49,000,068
49,000,000	National Bank of Canada, NY, 0.24%, due 5/19/11	49,000,122
35,000,000	National Bank of Canada, NY, 0.19%, due 7/1/11	35,000,000
35,000,000	National Bank of Canada, NY, 0.19%, due 7/8/11	35,000,000
49,000,000	National Bank of Canada, NY, 0.37%, due 11/3/11	49,000,000
49,000,000	National Bank of Canada, NY, 0.34%, due 12/28/11	49,000,000
30,000,000	Royal Bank of Canada, NY, 0.27%, due 8/5/11	30,000,000
30,000,000	Royal Bank of Canada, NY, 0.29%, due 10/3/11	30,000,000
48,000,000	Royal Bank of Canada, NY, 0.34%, due 12/2/11	48,000,000
48,000,000	Royal Bank of Canada, NY, 0.31%, due 12/23/11	48,000,000
34,000,000	Royal Bank of Canada, NY, 0.28%, due 1/20/12	34,000,000
24,000,000	Royal Bank of Canada, NY, 0.26%, due 3/29/12	24,000,000
50,000,000	Westpac Banking Corp., NY, 0.29%, due 9/28/11	50,002,078
50,000,000	Westpac Banking Corp., NY, 0.31%, due 10/11/11	50,000,000
50,000,000	Westpac Banking Corp., NY, 0.28%, due 10/21/11	50,002,403
25,000,000	Westpac Banking Corp., NY, 0.27%, due 11/3/11	25,012,862
49,000,000	Westpac Banking Corp., NY, 0.31%, due 1/23/12	49,000,000
49,000,000	Westpac Banking Corp., NY, 0.30%, due 4/13/12	49,000,000

		1,508,561,071

	COMMERCIAL PAPER
	ASSET-BACKED—0.9%
50,000,000	Old Line Funding LLC, 0.26%, due 6/6/11 (LIQ: Royal Bank of Canada) (Note D)	49,987,000

	BANKS—8.2%
50,000,000	Australia & New Zealand Banking Group, 0.36%, due 11/22/11 (Note D)	49,897,500
50,000,000	Australia & New Zealand Banking Group, 0.31%, due 5/9/11 (Note D)	49,996,555
45,000,000	Bank of Nova Scotia, 0.14%, due 5/18/11	44,997,131
45,000,000	Bank of Nova Scotia, 0.20%, due 7/18/11	44,980,988
50,000,000	Commonwealth Bank of Australia, NY, 0.21%, due 7/5/11 (Note D)	49,981,042
50,000,000	Commonwealth Bank of Australia, NY, 0.22%, due 7/7/11 (Note D)	49,979,528
48,000,000	Commonwealth Bank of Australia, NY, 0.32%, due 8/22/11 (Note D)	47,951,787
50,000,000	Commonwealth Bank of Australia, NY, 0.35%, due 9/16/11 (Note D)	49,999,849
49,000,000	Commonwealth Bank of Australia, NY, 0.32%, due 10/6/11 (Note D)	49,002,625
50,000,000	JPMorgan Chase Bank, 0.05%, due 5/12/11	49,999,236

		486,786,241

21

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	DOMESTIC/FOREIGN BANK SUPPORTED—3.3%
$50,000,000	National Australia Funding, 0.22% (LOC: National Australia Bank) (Note D)	$49,993,431
49,000,000	National Australia Funding, 0.18% (LOC: National Australia Bank) (Note D)	48,994,521
49,000,000	National Australia Funding, 0.22% (LOC: National Australia Bank) (Note D)	48,991,221
50,000,000	National Australia Funding, 0.18% (LOC: National Australia Bank) (Note D)	49,982,250

		197,961,423

	INDUSTRIAL & OTHER COMMERCIAL PAPER—15.1%
50,000,000	Caisse Centrale Desjardins du Quebec, 0.20%, due 5/2/11 (Note D)	49,999,722
50,000,000	Caisse Centrale Desjardins du Quebec, 0.20%, due 5/5/11 (Note D)	49,998,889
50,000,000	Caisse Centrale Desjardins du Quebec, 0.19%, due 6/14/11 (Note D)	49,988,389
25,000,000	Caisse Centrale Desjardins du Quebec, 0.19%, due 6/22/11 (Note D)	24,993,139
50,000,000	Caisse Centrale Desjardins du Quebec, 0.22%, due 7/12/11 (Note D)	49,978,000
48,000,000	Caisse Centrale Desjardins du Quebec, 0.20%, due 7/27/11 (Note D)	47,976,800
45,000,000	General Electric Capital Corp, 0.15%, due 5/12/11	44,997,937
45,000,000	General Electric Capital Corp, 0.15%, due 5/13/11	44,997,750
50,000,000	General Electric Capital Corp, 0.14%, due 5/25/11	49,995,333
50,000,000	General Electric Capital Corp, 0.13%, due 5/27/11	49,995,306
40,000,000	General Electric Capital Corp, 0.16%, due 6/20/11	39,991,111
35,000,000	General Electric Capital Corp, 0.30%, due 7/11/11	34,979,292
49,000,000	Hydro-Quebec, 0.19%, due 6/2/11 (Note D)	48,991,942
50,000,000	Procter & Gamble, 0.15%, due 6/21/11	49,989,375
19,000,000	Queensland Treasury, 0.15%, due 7/8/11	18,994,617
50,000,000	Shell International Finance, 0.68%, due 5/5/11 (Note D)	49,996,222
25,300,000	Shell International Finance, 0.74%, due 7/21/11 (Note D)	25,258,445
24,000,000	University Of California, 0.25%, due 5/17/11	23,997,333
23,500,000	University Of California, 0.25%, due 6/1/11	23,494,941
48,000,000	University Of California, 0.25%, due 6/3/11	47,989,000
10,000,000	University Of California, 0.25%, due 7/5/11	9,995,486
49,000,000	University Of California, 0.20%, due 7/19/11	48,978,494
14,000,000	Yale University, 0.20%, due 5/17/11	13,998,756

		899,576,279

	TOTAL COMMERCIAL PAPER—27.5%	1,634,310,943

	U.S. GOVERNMENT AGENCY OBLIGATIONS—8.0%
50,000,000	Fannie Mae Discount Notes, 0.17%, due 5/4/11 (Notes B, E)	49,999,312
38,000,000	Fannie Mae Discount Notes, 0.10%, due 5/18/11 (Notes B, E)	37,998,206
50,000,000	Fannie Mae Discount Notes, 0.19%, due 7/20/11 (Notes B, E)	49,979,444
72,000,000	Federal Home Loan Bank, 0.09%, due 5/16/11	71,999,390
55,000,000	Federal Home Loan Bank, 0.12%, due 5/26/11	54,996,926
35,000,000	Federal Home Loan Bank, 0.27%, due 6/1/11	35,000,602
53,000,000	Federal Home Loan Bank, 0.20%, due 7/29/11	53,000,000
25,000,000	Federal Farm Credit Bank, 0.25%, due 4/2/12	24,994,214
36,350,000	Federal Farm Credit Bank, 0.27%, due 4/25/12	36,352,079
13,700,000	Federal Farm Credit Bank, 0.17%, due 12/7/11	13,695,141
50,000,000	Freddie Mac Discount Notes, 0.10%, due 5/31/11 (Notes B, E)	49,995,833

		478,011,147

	U.S. TREASURY OBLIGATIONS—8.8%
200,000,000	U.S. Treasury Bills, 0.03%, due 5/5/11 (Note B)	199,999,433
85,000,000	U.S. Treasury Bills, 0.06%, due 7/28/11 (Note B)	84,987,534
100,000,000	U.S. Treasury Note, 4.63%, due 8/31/11	101,457,516
40,000,000	U.S. Treasury Note, 1.00%, due 8/31/11	40,095,419
94,000,000	U.S. Treasury Note, 4.88%, due 2/15/12	97,370,055

		523,909,957

22

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	CORPORATE OBLIGATIONS

	BANKS—2.6%
$19,000,000	National Australia Bank MTN, 0.34%, due 6/20/11 (Note A)	$19,000,959
14,100,000	Royal Bank of Canada, 5.65%, due 7/20/11 (Note A)	14,270,200
40,000,000	Wachovia Corp., 0.41%, due 10/15/11 (Note A)	40,024,268
31,362,000	Wells Fargo & Co. MTN, 0.96%, due 8/29/11 (Note A)	31,431,450
50,000,000	Wells Fargo & Co., 0.36%, due 1/24/12 (Note A)	50,033,406

		154,760,283

	DOMESTIC/FOREIGN BANK SUPPORTED—1.1%
51,660,000	Corporate Finance Managers Inc., Ser. B, 0.21% (LOC: Wells Fargo Bank, N.A.) (Note C)	51,660,000
2,495,000	Kern Water Bank Authority, Ser. 2003, 0.21% (LOC: Wells Fargo Bank, N.A.) (Note C)	2,495,000
720,000	Lauren Co. LLC, 0.26% (LOC: Wells Fargo Bank, N.A.) (Notes C, D)	720,000
1,300,000	PCP Investors LLC, Ser. 2003, 0.21% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,300,000
7,075,000	Riddle Memorial Hospital Healthcare Center III Assoc., Ser. 2003, 0.21%
	(LOC: PNC Bank, N.A.) (Notes C, D)	7,075,000
1,500,000	Westgate Investment Fund, 0.21% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,500,000

		64,750,000

	FINANCIALS—2.9%
75,480,000	Procter & Gamble Int’l. Funding, 1.35%, due 8/26/11 (Note A)	75,747,802
49,000,000	Toyota Motor Credit Corp. MTN, 0.30%, due 1/12/12 (Note A)	49,000,000
48,000,000	Toyota Motor Credit Corp. MTN, 0.31%, due 2/23/12 (Note A)	48,000,000

		172,747,802

	TOTAL CORPORATE OBLIGATIONS—6.6%	392,258,085

	MUNICIPAL OBLIGATIONS—11.4%
3,800,000	California State HFA, MFH Proj., Ser. F, 0.23% (LOC: Fannie Mae; Freddie Mac) (Note C, E)	3,800,000
22,530,000	California State HFA, Home Mortgage Proj., Ser. M, 0.23% (LOC: Fannie Mae) (Note C, E)	22,530,000
19,425,000	California State, Infrastructure & EDR Bonds, J. Paul Getty Proj., Ser. B, 0.20% (Note C)	19,425,000
3,030,000	California Statewide CDA, Crossing Sr. Phase II Proj., Ser. J, 0.26%
	(LOC: Fannie Mae) (Note C)	3,030,000
11,800,000	California Statewide CDA, John Muir Health Proj., Ser. A, 0.17%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	11,800,000
5,000,000	California State, Infrastructure & EDR Bonds, Buck Inst. Age Research Proj., 0.23%
	(LOC: U.S. Bank, N.A.) (Note C)	5,000,000
15,900,000	California State EFA, TECP, 0.25%, due 5/20/11	15,900,000
2,955,000	California State EFA, Stanford University, Ser. L, 0.20% (Note C)	2,955,000
18,600,000	California State, Infrastructure & EDR Bonds, Los Angeles Museum Proj., Ser.A, 0.22%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	18,600,000
4,500,000	California State, Muni. Fin. Auth. Rev. Bonds, La Sierra Univ. Proj., Ser. B, 0.23%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	4,500,000
48,700,000	California State, PCFA, Pacific Gas & Electric Proj., Ser. C, 0.26%
	(LOC: JPMorgan Chase Bank) (Note C)	48,700,000
3,350,000	Greater East Texas Higher Ed., Ser. B, 0.28% (LOC: State Street Bank & Trust Co.) (Note C)	3,350,000
16,950,000	Gulf Coast Waste Disposal Auth., Exxon Mobil Proj., Ser. B, 0.17% (Note C)	16,950,000
15,300,000	Harris Cnty. IDA, Exxon Mobil Proj., 0.17% (Note C)	15,300,000
10,400,000	Illinois State DFA, American College of Surgeons Proj., 0.41%
	(LOC: Northern Trust Company) (Note C)	10,400,000
4,185,000	Indiana State, Health Sys. Fin. Auth., Sisters St. Francis Proj., Ser. I, 0.25%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	4,185,000
60,000,000	Lower Neches Valley Auth., Exxon-Mobil Proj., Ser. B, 0.17% (Note C)	60,000,000
10,300,000	Missouri State HEFA, Health Care Proj., Ser. B, 0.25% (LOC: PNC Bank, N.A.) (Note C)	10,300,000

23

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS (continued)
$14,025,000	Nassau Cnty. Interim Fin. Auth., Ser. C, 0.27% (Note C)	$14,025,000
2,620,000	New York State HFA, Dekalb Ace Proj., Ser. B, 0.25% (LOC: Wachovia Bank, N.A.) (Note C)	2,620,000
10,661,000	New York State Power Auth., TECP, 0.27%, due 5/17/11	10,659,721
59,220,000	NYC Mun. Wtr. Fin. Auth., 2nd Gen Resolution Proj., Ser. AA-1, 0.25% (Note C)	59,220,000
26,805,000	Oakland-Alameda Cnty. TECP, 0.26%, due 6/16/11	26,805,000
48,000,000	Sacramento, Mun. Utilities Auth., TECP, 0.28%, due 7/6/11	48,000,000
8,000,000	South Placer CA, Wastewater Auth., Ser. A, 0.23%
	(LOC: State Street Bank & Trust Co.) (Note C)	8,000,000
6,160,000	South Placer CA, Wastewater Auth., Ser. B, 0.23% (LOC: U.S. Bank, N.A.) (Note C)	6,160,000
10,000,000	St. Charles Parrish PCR, Shell Oil Co. Proj., Ser. B, 0.24% (Note C)	10,000,000
3,600,000	St. Joseph IDA, Heartland Regional Medical Ctr. Proj., Ser. A, 0.24%
	(LOC: U.S. Bank, N.A.) (Note C)	3,600,000
10,000,000	Minnesota State, Office of Higher Education, Ser. A, 0.23% (LOC: U.S. Bank, N.A.) (Note C)	10,000,000
28,300,000	Texas State PFA, TECP, 0.29%, due 6/15/11	28,300,000
11,500,000	Texas State GO, Veterans Hsg. Proj., 0.23% (Note C)	11,500,000
4,000,000	Texas State GO, Ser. C, 0.24% (Note C)	4,000,000
27,000,000	University of California, TECP, 0.27%, due 5/6/11	27,000,000
42,000,000	University of Texas, TECP, 0.28%, due 5/9/11	42,000,000
44,000,000	University of Texas, TECP, 0.28%, due 5/20/11	44,000,000
20,965,000	Valdez, Alaska Marine Term. Rev. Bonds, Exxon Mobil Pipeline Co. Proj., Ser. B, 0.16%
	(Note C)	20,965,000
3,700,000	Vermont State, Student Assistance Auth., Ser. B-1, 0.25%
	(LOC: Bank of New York, N.A.) (Note C)	3,700,000
2,700,000	Washington State HFC, Olympic Place Apts. Proj., Ser. A, 0.29%
	(LOC: Washington Trust Bank) (Note C)	2,700,000
16,000,000	Wayne Cnty., Detroit Met. Wayne Arpts., Ser. E, 0.27% (LOC: PNC Bank, N.A.) (Note C)	16,000,000

		675,979,721

	REGIONAL GOVERNMENT OBLIGATIONS—6.0%
23,415,000	Academy of the New Church, 0.21%, due 2/1/25 (Note A)	23,415,000
74,000,000	Hydro-Quebec, 6.30%, due 5/11/11 (Note A)	74,119,439
48,000,000	International Bank for Reconstruction & Development, 0.27%, due 7/13/11 (Note A)	48,004,880
55,937,000	Province of Ontario, 5.00%, due 10/18/11 (Note A)	57,146,278
84,716,000	Province of Ontario, 2.63%, due 1/20/12 (Note A)	86,078,231
9,000,000	Export Development Canada, 3.75%, due 7/15/11 (Note A)	9,065,807
60,230,000	Export Development Canada, 2.63%, due 11/15/11 (Note A)	61,003,841

		358,833,476

	REPURCHASE AGREEMENTS
160,000,000	Barclays Capital, Inc.
	• 0.03% dated 4/29/11, due 5/2/11 in the amount of $160,000,400
	• fully collateralized by a U.S. Treasury Note, coupon 0.50% maturity 11/30/12, value $162,712,200	160,000,000

195,955,000	Deutsche Bank Securities Inc.
	• 0.03% dated 4/29/11, due 5/2/11 in the amount of $195,955,490
	• fully collateralized by a Fannie Mae and a Freddie Mac obligation, coupon range 0.23%-1.00% maturity range 10/18/11-3/21/13, value $199,635,000	195,955,000

	TOTAL REPURCHASE AGREEMENTS—6.0%	355,955,000

	TOTAL INVESTMENTS (Cost $5,927,819,400)—99.7%	5,927,819,400

	OTHER ASSETS AND LIABILITIES, NET—0.3%	19,442,082

	NET ASSETS—100.0%	$5,947,261,482

Please see accompanying notes to financial statements.

24

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—9.0%
$30,000,000	Discount Notes, 0.18%, due 5/2/11 (Notes B, E)	$29,999,850
20,000,000	Discount Notes, 0.17%, due 5/4/11 (Notes B, E)	19,999,725
30,000,000	Discount Notes, 0.10%, due 5/9/11 (Notes B, E)	29,999,333
30,000,000	Discount Notes, 0.19%, due 7/20/11 (Notes B, E)	29,987,667
25,000,000	Notes, 0.11%, due 7/27/11 (Notes A, E)	24,997,602

		134,984,177

	FEDERAL FARM CREDIT BANK—16.6%
38,000,000	Notes, 0.12%, due 5/16/11 (Note A)	38,000,000
25,000,000	Notes, 0.18%, due 5/23/11 (Note A)	25,000,000
10,000,000	Notes, 5.38%, due 7/18/11 (Note A)	10,112,344
20,000,000	Notes, 0.18%, due 9/16/11 (Note A)	20,000,000
50,000,000	Notes, 0.14%, due 9/20/11 (Note A)	50,000,000
20,000,000	Notes, 0.16%, due 10/26/11 (Note A)	20,000,000
45,200,000	Notes, 0.17%, due 12/7/11 (Note A)	45,183,969
24,000,000	Notes, 0.25%, due 4/2/12 (Note A)	23,994,445
15,000,000	Notes, 0.27%, due 4/25/12 (Note A)	15,000,858

		247,291,616

	FEDERAL HOME LOAN BANK—27.8%
50,000,000	Notes, 0.80%, due 5/16/11 (Note A)	50,004,429
8,985,000	Notes, 2.63%, due 5/20/11	8,995,776
15,000,000	Notes, 0.12%, due 5/26/11 (Note A)	14,999,162
25,000,000	Notes, 0.19%, due 5/27/11 (Note A)	24,999,270
10,000,000	Notes, 0.27%, due 6/1/11 (Note A)	10,000,172
20,000,000	Notes, 0.20%, due 7/25/11	19,999,010
40,000,000	Notes, 0.20%, due 7/29/11 (Note A)	40,000,000
46,000,000	Notes, 0.14%, due 8/12/11 (Note A)	45,993,431
15,000,000	Notes, 5.38%, due 8/19/11	15,233,780
25,000,000	Notes, 0.17%, due 10/21/11 (Note A)	25,005,025
25,000,000	Notes, 0.25%, due 10/13/11 (Note A)	25,001,277
30,000,000	Notes, 0.75%, due 11/21/11	30,090,797
25,000,000	Notes, 0.17%, due 1/18/12 (Note A)	25,003,629
30,000,000	Notes, 0.19%, due 1/19/12 (Note A)	30,000,000
30,000,000	Notes, 0.19%, due 1/24/12 (Note A)	30,000,000
20,000,000	Notes, 0.20%, due 2/2/12 (Note A)	20,000,000

		415,325,758

	FREDDIE MAC—20.0%
30,000,000	Discount Notes, 0.14%, due 5/24/11 (Notes B, E)	29,997,413
50,000,000	Discount Notes, 0.13%, due 6/14/11 (Notes B, E)	49,992,056
60,000,000	Discount Notes, 0.13%, due 6/20/11 (Notes B, E)	59,989,583
33,000,000	Discount Notes, 0.22%, due 6/22/11 (Notes B, E)	32,989,513
35,000,000	Discount Notes, 0.08%, due 7/27/11 (Notes B, E)	34,993,233
30,000,000	Discount Notes, 0.15%, due 8/2/11 (Notes B, E)	29,988,375
40,000,000	Discount Notes, 0.17%, due 6/22/11 (Notes B, E)	39,973,367
20,000,000	Notes, 0.18%, due 12/14/11 (Notes A, E)	20,000,030

		297,923,570

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—73.4%	1,095,525,121

25

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS—8.1%
$50,000,000	U.S. Treasury Bills, 0.03%, due 5/5/11 (Note B)	$49,999,858
40,000,000	U.S. Treasury Notes, 4.63%, due 8/31/11 (Note B)	40,583,006
30,000,000	U.S. Treasury Notes, 1.00%, due 8/31/11 (Note B)	30,071,564

		120,654,428

	REPURCHASE AGREEMENTS—18.7%
135,000,000	Barclays Capital Inc.
	• 0.03% dated 4/29/11, due 5/2/11 in the amount of $135,000,338
	• fully collateralized by U.S. Treasury Note, coupon 3.125%
	maturity 1/31/17, value $136,706,468	135,000,000

143,415,000	Deutsche Bank Securities Inc.
	• 0.03% dated 4/29/11, due 5/2/11 in the amount of $143,415,359
	• fully collateralized by a Fannie Mae and Federal Home Loan Bank notes, coupon
	range 0.026%-0.112% maturity range 5/27/11-10/26/11, value $146,283,341	143,415,000

		278,415,000

	TOTAL INVESTMENTS (Cost $1,494,594,549)—100.2%	1,494,594,549

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.2%)	(3,018,618)

	NET ASSETS—100.0%	$1,491,575,931

Please see accompanying notes to financial statements.

26

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALASKA—1.4%
$9,000,000	Anchorage TANS, 1.50%, due 12/29/11	$9,072,545
1,600,000	Valdez Marine Exxon Rev. Bonds (Exxon Pipeline Proj.) 0.16%, due 12/1/33	1,600,000

		10,672,545

	ALABAMA—0.9%
1,900,000	Infirmary Health Sys. Spcl. Care Facs. Rev. Bonds (Health Sys. Inc Proj.) Ser. B, 0.24%
	(LOC: Deutsche Bank, AG) (Note C)	1,900,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 0.47% (LOC: U.S. Bank, N.A.) (Note C, D)	4,650,000

		6,550,000

	ARIZONA—1.7%
12,870,000	Coconino Cnty. Rev. Bonds 0.28% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	12,870,000

	CALIFORNIA—16.3%
11,600,000	Econ. Rec. Bonds, Ser. C-11, 0.23% (LOC: BNP Paribas) (Note C)	11,600,000
26,421,114	Freddie Mac, Rev. Bonds, Ser. M001, 0.32% (LOC: Freddie Mac) (Note C, E)	26,421,114
17,625,000	HFA Rev. Bonds, MFH, Ser. B, 0.25% (TCLF: Fannie Mae; Freddie Mac) (Notes C, E)	17,625,000
2,000,000	Infrastructure Rev. Bonds (Los Angeles Museum Proj.) Ser. A, 0.22%
	(Wells Fargo Bank N.A.) (Note C)	2,000,000
440,000	PCFA Rev. Bonds, Ser. C, 0.26% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	440,000
3,000,000	PCFA Rev. Bonds, Ser. C, 0.22% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3,000,000
15,500,000	Sacramento TECP, 0.27%, due 6/2/11 (LOC: BNY Mellon)	15,500,000
7,100,000	San Francisco (City & County), Airports Comm. Auth. Rev. Bonds, Ser. A-1, 0.25%
	(LOC: JPMorgan Chase & Co.) (Note C)	7,100,000
12,000,000	Statewide CDA Rev. Bonds (Childrens Hospital Proj.) Ser. D, 0.18%
	(LOC: Bank of Montreal) (Note C)	12,000,000
13,000,000	Statewide CDA Gas Rev. Bonds, 0.25%	13,000,000
12,500,000	Tobacco Securitization Auth. Rev. Bonds, Ser. A, 5.38% (Note C)	12,554,606

		121,240,720

	COLORADO—1.6%
1,045,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts.) 0.36% (LOC: U.S. Bank, N.A.) (Note C)	1,045,000
3,900,000	Health Facs. Auth. Rev. Bonds (Exempla Inc. Proj.) 0.17% (LOC: U.S. Bank, N.A.) (Note C)	3,900,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 0.31% (LOC: U.S. Bank, N.A.) (Note C)	2,000,000
4,000,000	HFA Rev. Bonds (Single Family Proj.) 0.26% (LOC: Fannie Mae) (Notes C, E)	4,000,000
800,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 0.45% (LOC: Wells Fargo Bank, N.A.) (Note C)	800,000

		11,745,000

	CONNECTICUT—1.2%
8,690,000	HEFA Rev. Bonds, TECP (Yale University) Ser. X-2, 0.17%, due 7/1/37	8,690,000

	FLORIDA—2.6%
7,025,000	Alachua Cnty., HFA Rev. Bonds (Brookside Apts. Proj.) 0.30% (LOC: Fannie Mae) (Notes C, E)	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 0.30% (LOC: Fannie Mae) (Notes C, E)	2,500,000
9,550,000	Miami-Dade Cnty., IDA Rev. Bond, 0.35% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	9,550,000

		19,075,000

	GEORGIA—2.7%
4,400,000	Douglas Cnty. Dev. Auth. Rev. Bonds (Pandosia LLC Proj.) Ser. A, 0.35%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	4,400,000
16,000,000	Main Street National Gas Rev. Bonds, Ser. A, 0.26% (Note C)	16,000,000

		20,400,000

27

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	IDAHO—0.6%
$4,500,000	Idaho State TANS, 2.00%, due 6/30/11	$4,511,712

	ILLINOIS—4.0%
16,918,000	EFA TECP, 0.30%, due 5/5/11 (LOC: JPMorgan Chase Bank, N.A.)	16,918,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Fdtn. Proj.) Ser. B, 0.19%
	(LOC: Northern Trust Company) (Note C)	1,800,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Fdtn. Proj.) Ser. C, 0.18%
	(LOC: Northern Trust Company) (Note C)	1,800,000
3,600,000	Fin. Auth. Rev. Bonds (Rush Univ. Med. Ctr. Proj.) Ser. A, 0.24%
	(LOC: Northern Trust Company) (Note C)	3,600,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 0.31%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	2,100,000
3,630,000	Oswego IDRB (Griffith Labs. Proj.) 0.46% (LOC: Wells Fargo Bank, N.A.) (Note C)	3,630,000

		29,848,000

	INDIANA—1.1%
775,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 0.48% (LOC: US Bank, N.A.) (Note C)	775,000
4,000,000	Fin. Auth. Rev. Bonds (Parkview Hlth Sys. Proj.) Ser. C, 0.24% (LOC: PNC Bank, N.A.) (Note C)	4,000,000
3,000,000	Fin. Auth. Rev. Bonds (Sisters St. Francis Proj.) 0.25% (LOC: Wells Fargo Bank, N.A.) (Note C)	3,000,000

		7,775,000

	IOWA—1.8%
8,170,000	Fin. Auth. IDRB (Cone Enterprise Proj.) 0.35% (LOC: Wells Fargo Bank, N.A.) (Note C)	8,170,000
4,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 0.26% (LOC: Wells Fargo Bank, N.A.) (Note C)	4,000,000
1,260,000	Fin. Auth. Rev. Bonds (Embria Health) 0.45% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,260,000

		13,430,000

	KENTUCKY—0.5%
3,400,000	Williamstown, League of Cities Funding Trust, Ser. B, 0.25% (LOC: U.S. Bank, N.A.) (Note C)	3,400,000

	MICHIGAN—4.4%
8,205,000	HDA Rev. Bonds (Alderwood Proj.) 0.27% (LOC: FHLB) (Note C)	8,205,000
17,700,000	HDA Rev. Bonds, Ser. B, 0.27% (LOC: Fannie Mae) (Notes C, E)	17,700,000
7,000,000	Michigan State GO, Ser. A, 2.00% (Note C)	7,045,655

		32,950,655

	MINNESOTA—1.4%
5,000,000	Office of Higher Ed. (Suppl. Student Ln. Proj.) Ser. B, 0.29% (LOC: U.S. Bank, N.A.) (Note C)	5,000,000
5,000,000	St. Paul Hsg & Redev. Auth., Rev. Bond (Allina Health Sys. Proj.) Ser. C, 0.26%
	(LOC: Wells Fargo & Co.) (Note C)	5,000,000

		10,000,000

	MISSOURI—2.2%
5,000,000	Missouri State HEFA (SSM Health Care Proj.) Ser. E, 0.25% (LOC: PNC Bank, N.A.) (Note C)	5,000,000
11,000,000	St. Joseph IDRB (Heartland Regl. Med. Ctr.) Ser. A, 0.24% (LOC: U.S. Bank, N.A.) (Note C)	11,000,000

		16,000,000

	MONTANA—0.2%
1,500,000	Forsyth PCR Bonds (Pacificorp Proj.) 0.24% (LOC: BNP Paribas) (Note C)	1,500,000

	NEW JERSEY—2.2%
635,000	EDA Rev. Bonds (Accurate Box Co.) 0.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	635,000
16,000,000	New Jersey State TRANS, 2.00%, due 6/23/11	16,038,807

		16,673,807

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	NEW MEXICO—1.2%
$5,000,000	Fin. Auth. Trans. Rev. Bonds, Sub-Ser. A-1, 0.22%
	(LOC: State Street Bank & Trust Co.) (Note C)	$5,000,000
4,000,000	New Mexico State TRANS, 2.00%, due 6/30/11	4,011,135

		9,011,135

	NEW YORK—6.6%
4,000,000	Dorm. Auth. Rev. Bonds, TECP, 0.25%, due 6/1/11	4,000,000
7,000,000	NYC HDC Rev. Bonds (Lyric Dev Proj.) Ser. A, 0.26% (LOC: Fannie Mae) (Notes C, E)	7,000,000
16,000,000	NYC Liberty Dev. Corp. Rev. Bonds (World Trade Ctr. Proj.) Ser. A-2, 0.35% (Note C)	16,000,000
2,400,000	NYC GO, Ser. F-6, 0.26% (LOC: Morgan Guaranty Trust) (Note C)	2,400,000
5,000,000	Nassau Health Care Corp., Ser. D-1, 0.24% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5,000,000
10,950,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.32%, due 9/1/11
	(LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY;
	Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg;
	State Street Bank & Trust Co.)	10,950,000
3,800,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.30%, due 6/6/11
	(LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY;
	Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg;
	State Street Bank & Trust Co.)	3,800,000

		49,150,000

	NEVADA—0.9%
7,000,000	Truckee Meadows TECP, 0.26%, due 5/18/11	7,000,000

	OHIO—0.9%
6,800,000	Allen Cnty. Ohio Hosp. Facs., Rev. Bonds (Catholic Healthcare Proj.) Ser. D, 0.27%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	6,800,000

	OREGON—4.2%
31,000,000	Oregon State TANS, 2.00%, due 6/30/11	31,085,188

	PENNSYLVANIA—4.8%
4,000,000	Allegheny Cnty, Hospital Dev. Auth. Rev. Bonds (Univ. Pitts. Med. Ctr. Proj.) Ser. B-1, 0.23%
	(LOC: Deutsche Bank, N.A.) (Note C)	4,000,000
7,500,000	Allegheny Cnty, Hospital Dev. Auth. Rev. Bonds (Univ. Pitts. Med. Ctr. Proj.) Ser. C, 0.24%
	(LOC: PNC Bank, N.A.) (Note C)	7,500,000
6,300,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.)
	Ser. A-4, 0.27% (Note C)	6,300,000
9,800,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.)
	Ser. A-5, 0.46% (Note C)	9,800,000
7,875,000	Philadelphia Gas Works Rev. Bonds, Ser. E, 0.24%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	7,875,000

		35,475,000

	TEXAS—11.2%
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 0.28%
	(LOC: Fannie Mae) (Notes C, E)	6,000,000
10,000,000	Greater East Higher Ed. Rev. Bonds, 0.28% (LOC: State Street Bank & Trust Co.) (Note C)	10,000,000
10,000,000	Greater East Higher Ed. Rev. Bonds, Ser B, 0.28%
	(LOC: State Street Bank & Trust Co.) (Note C)	10,000,000
2,000,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Exxon Mobil Proj.)
	Ser. B, 0.17% (Note C)	2,000,000
5,835,000	Lower Neches Valley Auth. Rev. Bonds (Exxon Mobil Proj.) Sub-Ser. B-3, 0.17% (Note C)	5,835,000
2,000,000	Public Fin. Auth. TECP, 0.31%, due 8/4/11	2,000,000

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	TEXAS (continued)
$10,995,000	State of Texas GO (Veterans Proj.) Ser. C, 0.24% (Note C)	$10,995,000
31,000,000	State of Texas TRANS, 2.00%, due 8/31/11	31,171,883
5,000,000	University of Texas (Perm. Univ. Funding Sys. Proj.) Ser. A, 0.18% (Note C)	5,000,000

		83,001,883

	UTAH—1.4%
8,205,000	MFH Rev. Bonds (Pointe Apts. Proj.) 0.36% (LOC: DEPFA Bank) (Note C)	8,205,000
1,960,000	Park City Rev. Bonds (Ski & Snowboard Assoc.) 0.28% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,960,000

		10,165,000

	VARIOUS STATES—4.0%
19,733,379	Freddie Mac, Rev. Bonds, Ser. M002, 0.32% (Note C, E)	19,733,379
10,084,637	Freddie Mac, Rev. Bonds, Ser. M008, 0.32% (Note C, E)	10,084,637

		29,818,016

	VERMONT—3.2%
23,760,000	Vermont State, Student Assistance Rev. Bonds, Ser B-1, 0.27% (LOC: BNY Mellon) (Note C)	23,760,000

	VIRGINIA—2.6%
4,320,000	Norfolk TECP, 0.27%, due 5/18/11	4,320,000
15,000,000	Norfolk TECP, 0.31%, due 8/3/11	15,000,000

		19,320,000

	WASHINGTON—5.1%
300,000	EDA Rev. Bonds (Seadrunar Proj.) 0.26% (LOC: US Bank, N.A.) (Note C)	300,000
9,320,000	HFC Rev. Bonds (Boardwalk Apt. Proj.) Ser. A, 0.29% (LOC: Fannie Mae) (Notes C, E)	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 0.29% (LOC: Fannie Mae) (Notes C, E)	6,200,000
6,365,000	HFC Rev. Bonds (Eagle’s Landing Apt. Proj.) 0.29% (LOC: Fannie Mae) (Notes C, E)	6,365,000
1,600,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 0.29% (LOC: US Bank, N.A.) (Note C)	1,600,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 0.29% (LOC: Fannie Mae) (Notes C, E)	2,000,000
4,700,000	HFC Rev. Bonds (Olympics Place Proj.) 0.29% (LOC: Washington Trust Bank, N.A.) (Note C)	4,700,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 0.30% (LOC: US Bank, N.A.) (Note C)	2,250,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 0.29% (LOC: Fannie Mae) (Notes C, E)	4,620,000
800,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 0.30% (LOC: US Bank, N.A.) (Note C)	800,000

		38,155,000

	WISCONSIN—3.4%
1,000,000	State of Wisconsin, TECP, 0.31%, due 8/2/11	1,000,000
24,000,000	State of Wisconsin, TANS, 2.00%, due 6/15/11	24,044,129

		25,044,129

	WYOMING—3.5%
2,100,000	Lincoln Cnty. (Exxon Proj.) Ser. C, 0.19% (Note C)	2,100,000
15,000,000	Student Loan Auth., Ser. A-2, 0.26% (LOC: Royal Bank of Canada) (Note C)	15,000,000
9,000,000	Sweetwater Cnty., TECP, 0.26%, due 5/3/11	9,000,000

		26,100,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $741,217,790)—99.8%	741,217,790

	OTHER ASSETS AND LIABILITIES, NET—0.2%	1,737,061

	NET ASSETS—100.0%	$742,954,851

Please see accompanying notes to financial statements.

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—98.9%
$6,360,000	ABAG Fin. Auth. for Nonprofit Corps. (Pt. Loma Nazarene) 0.23%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	$6,360,000
15,600,000	Educational Facilities (CA Institute of Technology) Ser. B, 0.19% (Note C)	15,600,000
10,000,000	Educational Facilities TECP, 0.25%, due 5/20/11	10,000,000
24,749,978	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.32% (LOC: Freddie Mac) (Notes C, E)	24,749,978
10,117,637	Freddie Mac MFC Rev. Bonds, Ser. M007, 0.32% (LOC: Freddie Mac) (Notes C, E)	10,117,637
5,000,000	GO Bonds, Ser. A-3, 0.20% (LOC: Bank of Montreal) (Note C)	5,000,000
8,100,000	Health Facilities Auth. Rev. Bonds (Childrens Hospital Sys. Proj.) Ser. C, 0.23%
	(LOC: U.S. Bank, N.A.) (Note C)	8,100,000
6,000,000	Health Facilities Auth. Rev. Bonds (Scripps Health Sys. Proj.) Ser. C, 0.18%
	(LOC: Barclays Bank PLC) (Note C)	6,000,000
4,000,000	HFA Rev. Bonds, MFH, Ser. A, 0.23% (LOC: Fannie Mae) (Notes C, E)	4,000,000
6,100,000	HFA Rev. Bonds, MFH, Ser. B, 0.25% (LOC: Fannie Mae) (Notes C, E)	6,100,000
3,000,000	HFA Rev. Bonds, MFH, Ser. E, 0.25% (LOC: Fannie Mae) (Notes C, E)	3,000,000
1,500,000	Infrastructure & EDR Bonds (J Paul Getty Proj.) Ser. B, 0.20% (Note C)	1,500,000
2,800,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 0.30%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	2,800,000
955,000	Infrastructure & EDR Bonds, Ser. A, 0.43% (LOC: Wells Fargo Bank, N.A.) (Note C)	955,000
1,037,000	Irvine Assessment District No. 94-13 (Oak Creek) Special Assessment Bonds,
	Ser. 1997, 0.24% (LOC: State Street Bank & Trust Co.) (Note C)	1,037,000
7,500,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) Ser. A, 0.27%
	(LOC: Fannie Mae) (Notes C, E)	7,500,000
1,900,000	Long Beach Cty. TECP, 0.28%, due 5/13/11 (LOC: JPMorgan Chase Bank)	1,900,000
600,000	Long Beach Cty. TECP, 0.28%, due 5/13/11 (LOC: JPMorgan Chase Bank)	600,000
4,800,000	Los Angeles Cnty. Met. Transn. Auth. Rev. Bonds, Ser. C2, 0.16%,
	(LOC: U.S. Bank, N.A.) (Note C)	4,800,000
2,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser B, 0.16% (LOC: JPMorgan Chase Bank)	2,000,000
1,530,000	Muni. Fin. Auth. Rev. Bonds (Goodwill Inds.-Orange Cnty.) 0.33%,
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,530,000
2,400,000	Muni. Fin. Auth. Rev. Bonds (La Sierra Univ. Proj.) Ser. A, 0.23%,
	(LOC: Wells Fargo Bank, N.A.) (Note C)	2,400,000
3,500,000	Muni. Fin. Auth. Rev. Bonds (La Sierra Univ. Proj.) Ser. B, 0.23%,
	(LOC: Wells Fargo Bank, N.A.) (Note C)	3,500,000
1,700,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) 0.22% (LOC: Bank One, N.A.) (Note C)	1,700,000
1,200,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. B, 0.27%
	(LOC: JPMorgan Chase Bank) (Note C)	1,200,000
600,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. C, 0.26%
	(LOC: JPMorgan Chase Bank) (Note C)	600,000
11,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.28%, due 6/9/11	11,000,000
7,500,000	Sacramento Muni. Utl. Auth. TECP, 0.27%, due 6/2/11	7,500,000
3,500,000	Sacramento Muni. Utl. Auth. TECP, 0.27%, due 6/8/11	3,500,000
3,250,000	San Diego Cnty. COP, 0.26% (LOC: Northern Trust Company) (Note C)	3,250,000
6,900,000	San Francisco (City & County), Airports Comm. Auth. Rev. Bonds, Ser. A-1, 0.25%
	(LOC: JPMorgan Chase Bank) (Note C)	6,900,000
1,000,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (El Camino Hosp. Proj.) Ser. A, 0.23%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,000,000
1,435,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (Hsg. Auth. Office Proj.) Ser. A, 0.26%
	(LOC: U.S. Bank, N.A.) (Note C)	1,435,000
7,700,000	Santa Cruz Cnty. Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts. Proj.) Ser. A, 0.40%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	7,700,000
12,000,000	Statewide CDA Rev. Bonds, 0.25% (Note C)	12,000,000

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	CALIFORNIA (continued)
$10,000,000	Statewide CDA Rev. Bonds (Childrens Hospital Proj.) 0.18%
	(LOC: Bank of Montreal) (Note C)	$10,000,000
5,000,000	Statewide CDA Rev. Bonds (Chino Hills) 0.26% (LOC: Fannie Mae) (Notes C, E)	5,000,000
9,600,000	Statewide CDA Rev. Bonds (Coventry Place Apts. Proj.) 0.28%
	(LOC: Fannie Mae) (Notes C, E)	9,600,000
2,605,000	Statewide CDA Rev. Bonds (Masters College Proj.) 0.24% (LOC: U.S. Bank, N.A.) (Note C)	2,605,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 0.26% (LOC: Fannie Mae) (Notes C, E)	3,600,000
12,000,000	Tobacco Securitization Auth. Rev. Bonds, Ser A, 5.38% (Note E)	12,052,268
8,000,000	University of CA TECP, 0.27%, due 5/6/11	8,000,000
10,194,000	University of CA TECP, 0.27%, due 6/2/11	10,194,000
11,650,000	Ventura Cty. TECP, 0.24%, due 7/6/11	11,650,000
1,300,000	Whittier Health Facilities Auth. Rev. Bonds (Presb. Inter-Comm. Proj.)
	Ser. A, 0.22% (LOC: U.S. Bank, N.A.) (Note C)	1,300,000
7,500,000	Whittier Health Facilities Auth. Rev. Bonds (Presb. Inter-Comm. Proj.)
	Ser. B, 0.22% (LOC: U.S. Bank, N.A.) (Note C)	7,500,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $268,835,883)—98.9%	268,835,883

	OTHER ASSETS AND LIABILITIES, NET—1.1%	2,884,382

	NET ASSETS—100.0%	$271,720,265

Please see accompanying notes to financial statements.

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—98.9%
$3,520,000	Albany, IDA Rev. Bonds (South Mall Towers Proj.) Ser. A, 0.27%
	(LOC: Fannie Mae) (Notes C, E)	$3,520,000
6,000,000	Dorm. Auth. Rev. Bonds (Columbia University) Ser. A, 0.17% (Note C)	6,000,000
7,300,000	Dorm. Auth. Rev. Bonds (Rockefeller University) Ser. B, 0.22% (Note C)	7,300,000
3,000,000	Dorm. Auth. TECP, 0.25%, due 6/1/11	3,000,000
1,700,000	Dutchess Cty. IDA Rev. Bonds (Marist College) Ser. A, 0.27%
	(LOC: JPMorgan Chase & Co.) (Note C)	1,700,000
2,230,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 0.27%
	(LOC: Canandaigua National Bank & Trust Co.) (Note C)	2,230,000
2,000,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A, 0.25% (LOC: Fannie Mae) (Notes C, E)	2,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 0.24% (LOC: Fannie Mae) (Notes C, E)	3,000,000
1,000,000	HFA Rev. Bonds (240 East 39th St. Proj.) Ser. A, 0.26% (LOC: Freddie Mac) (Notes C, E)	1,000,000
6,300,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A, 0.26% (LOC: Freddie Mac) (Notes C, E)	6,300,000
5,400,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A, 0.26% (LOC: Freddie Mac) (Notes C, E)	5,400,000
6,240,000	HFA Rev. Bonds (80 Dekalb Ave. Proj.) Ser. A, 0.25% (LOC: Wachovia Bank) (Notes C)	6,240,000
5,000,000	HFA Rev. Bonds (Bower Place Proj.) Ser. A, 0.23% (LOC: Freddie Mac) (Note C, E)	5,000,000
7,900,000	HFA Rev. Bonds (Dekalb Ace Proj.) Ser. B, 0.25% (LOC: Wachovia Bank) (Note C)	7,900,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 0.30% (LOC: Fannie Mae) (Notes C, E)	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 0.26% (LOC: Fannie Mae) (Notes C, E)	2,250,000
6,000,000	Liberty Dev. Corp. Rev. Bonds (World Trade Ctr. Proj.) Ser. A-2, 0.35% (Note C)	6,000,000
600,000	Long Island Power Auth. Rev. Bonds, Ser. 1-B, 0.23% (LOC: State Street Bank & Trust Co.)	600,000
4,000,000	Long Island Power Auth. TECP, 0.24%, due 5/6/11 (LOC: WestLB AG)	4,000,000
850,000	Long Island Power Auth. TECP, 0.28%, due 6/15/11 (LOC: WestLB AG)	850,000
600,000	Metropolitan Trans. Auth. Rev. Bonds, Ser. B-2, 0.25% (LOC: BNP Paribas)	600,000
4,000,000	Metropolitan Trans. Auth. Rev. Bonds, Ser. E-1, 0.23% (LOC: BNP Paribas)	4,000,000
400,000	Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. C, 0.27% (Note C)	400,000
6,150,000	Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. E, 0.24% (Note C)	6,150,000
5,000,000	Nassau Health Care Rev. Bonds, 0.24% (LOC: JPMorgan Chase Bank) (Note C)	5,000,000
800,000	NYC GO Bonds, Ser. F-6, 0.26% (LOC: Morgan Guaranty Trust) (Note C)	800,000
400,000	NYC GO Bonds, Sub-Ser. E4, 0.23% (LOC: BNP Paribas) (Note C)	400,000
1,400,000	NYC GO Bonds, Sub-Ser. E4, 0.23% (LOC: BNP Paribas) (Note C)	1,400,000
2,000,000	NYC GO Bonds, Sub-Ser. I6, 0.26% (LOC: Calsters) (Note C)	2,000,000
7,400,000	NYC HDC Rev. Bonds (Atlantic Court Apts.) Ser. A, 0.26% (LOC: Freddie Mac) (Notes C, E)	7,400,000
3,300,000	NYC HDC Rev. Bonds (Lyric Dev. Proj.) Ser. A, 0.26% (LOC: Fannie Mae) (Notes C, E)	3,300,000
5,000,000	NYC HDC Rev. Bonds (Nicole Proj.) Ser. A, 0.26% (LOC: Fannie Mae) (Notes C, E)	5,000,000
2,520,000	NYC IDA Rev. Bonds (MSMC Realty Corp. Proj.) 0.26%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	2,520,000
1,400,000	NYC IDA Rev. Bonds (USA Waste Services) 0.24% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	1,400,000
1,760,000	NYC Muni Wtr. Fin. Rev. Bonds, Ser. B-2, 0.21% (Note C)	1,760,000
1,600,000	NYC Muni Wtr. Fin. Rev. Bonds (2nd Generation Res.) Ser. AA-1, 0.25% (Note C)	1,600,000
7,500,000	NYC Muni Wtr. Fin. Rev. Bonds (2nd Generation Res.) Ser. CC, 0.18% (Note C)	7,500,000
2,400,000	NYC Muni Wtr. Fin. Rev. Bonds (2nd Generation Res.) Ser. DD-2, 0.18% (Note C)	2,400,000
2,800,000	NYC Transitional Future Tax Secured, Ser. A, 0.23%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	2,800,000

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	NEW YORK (continued)
$1,685,000	Power Auth. GO Bonds, 0.32% (Note C)	$1,685,000
4,500,000	Power Auth. GO Bonds, 0.32% (Note C)	4,500,000
3,800,000	Power Auth. TECP, 0.30%, due 6/6/11	3,800,000
6,440,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 0.22%
	(LOC: State Street Bank & Trust Co.) (Note C)	6,440,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $148,545,000)—98.9%	148,545,000

	OTHER ASSETS & LIABILITIES, NET—1.1%	1,616,246

	NET ASSETS—100.0%	$150,161,246

Please see accompanying notes to financial statements.

34

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Schedules of Investments — April 30, 2011 (Unaudited)

(A)	Variable rate securities. The rate shown is the current rate on April 30, 2011. Date shown represents the next interest reset date.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Security payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on April 30, 2011.

(D)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On April 30, 2011, the securities amounted to $999,733,857 or 16.8% of net assets of the Money Market Portfolio and $4,650,000 or 0.6% of net assets of the Municipal Portfolio. These securities have been deemed liquid by the Board of Directors.

(E)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

Description of Abbreviations

ABAG	Association of Bay Area Government	HFC	Housing Finance Commission
CDA	Community Development Authority	IDA	Industrial Development Authority
COP	Certificate of Participation	IDRB	Industrial Development Revenue Bond
DFA	Developmental Finance Authority	LIQ	Liquidity Agreement
EDA	Economic Development Authority	LOC	Letter of Credit
EDC	Economic Development Corporation	MFC	Multi-Family Certificates
EDR	Economic Development Revenue	MFH	Multi-Family Housing
EFA	Educational Facilities Authority	MTN	Medium Term Note
FHLB	Federal Home Loan Bank	PCFA	Pollution Control Finance Authority
Fannie Mae	Federal National Mortgage Association	PCR	Pollution Control Revenue Bond
Freddie Mac	Federal Home Loan Mortgage Corp.	PFA	Public Finance Authority
GO	General Obligation	TANS	Tax Anticipation Notes
HDA	Housing Development Authority	TCLF	Temporary Credit Liquidity Facility
HDC	Housing Development Corporation	TECP	Tax-Exempt Commercial Paper
HEFA	Housing & Educational Finance Authority	TRANS	Tax & Revenue Anticipation Notes
HFA	Housing Finance Authority

35

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2011 (Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Company (the “Independent Directors”), met to consider the approval of the continuance of the Investment Management Agreement between the Company, on behalf of each Portfolio, and TDAM USA Inc. (the “Investment Manager”) at a meeting held on March 24, 2011. In its review, the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each Portfolio and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Portfolio and class compared to a peer group of funds; (iii) the economic outlook and the general investment outlook in the markets; (iv) information on the Investment Manager’s profitability with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (vi) information regarding the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement for the Company.

The matters discussed below were considered by the Board. During the meeting, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board considered data on performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager, for each Portfolio for the fiscal year ended October 31, 2010. The Board also considered updated performance information provided to it by the Investment Manager at its March 2011 meeting. Performance and other information may be different as of the date of this report.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio and class (before and after any fee waivers and expense reimbursements) for the fiscal year ended October 31, 2010 against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper, indicating that, with respect to the fees and expense ratios of each Portfolio for the fiscal year ended October 31, 2010, the investment management fee rate of each Portfolio, both before and after the fee waivers, was below the median investment management fee rate of its peer group, with the exception of the investment management fee rate after waivers of each of the Investor Class and Class A of the U.S. Government Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio which was the same as the median investment management fee rate of its respective peer group.

The Board noted that each class’ total gross expense ratio was above the median total gross expense ratio of its respective peer group and that each class’ total net expense ratio was below the median total net expense ratio of its respective peer group. The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates to support yields, which tended to account for the differential between the relevant class’ total net expense ratio and that of its peer group.

36

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services provided to the Portfolios and noted that such staff was sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Portfolio, as well as the performance of a group of comparable funds selected by Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Portfolio, as well as the performance of a group of comparable funds selected by the Investment Manager. The Board noted that the one-year performance of each Portfolio was generally above the median performance of its respective peer group, while the three-year, five-year and ten-year performance of each Portfolio was generally below the median performance of its respective peer group. The Board also noted that, in many instances where a Portfolio underperformed its peer group, it had only slightly underperformed. The Board further observed that the conservative approach in which the Portfolios were presently being managed, with an emphasis on safety and liquidity, contributed to the lower performance of the Portfolios. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Company. The Board was presented with a report prepared by management and an independent consultant reviewing the Investment Manager’s profitability. On the basis of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Company and concluded that the amount of profit was not unreasonable in light of the services provided to the Company.

37

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Company, whether the Company has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each Portfolio contains breakpoints and, accordingly, reflects the potential for sharing economies of scale with shareholders as each Portfolio grows. For the fiscal year ended October 31, 2010, only the Money Market Portfolio and U.S. Government Portfolio had reached their respective specified asset levels to trigger the breakpoints to their respective advisory fee rates. Potential economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate. The Board considered that economies of scale may be shared in a number of ways, including through the advisory fee rate and fee and expense waivers and reimbursements. The Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Portfolios, including for example, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board noted that administrative fees were not charged by the Administrator. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Company.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company, such as those noted above, were not unreasonable.

The Board concluded, in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Portfolio to approve the continuance of the Investment Management Agreement.

38

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd., Suite A, San Diego, CA 92121 or by calling 800-431-3500; or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††

Independent Directors

PETER B.M. EBY	Director	Since	Retired.	12	Director of Leon’s
		6/6/02			Furniture Limited
c/o TDAM USA Inc.					since May 1977;
31 West 52nd Street					Director of Sixty-
New York, NY 10019					Split Corp. since
Age: 72					March 2001;
Director of George
Weston Limited
since May 2000.

LAWRENCE J. TOAL	Chairman	Since	President and Chief Executive Officer of	12	None.
	and Director	12/12/95	Dime Bancorp, Inc. from July 2000
c/o TDAM USA Inc.			through February 2002; Chairman,
31 West 52nd Street			President and Chief Executive Officer of
New York, NY 10019			Dime Bancorp, Inc. from January 1997
Age: 73			through June 2000; and Chief Executive
Officer of The Dime Savings Bank of
New York, FSB from January 1997
through February 2002.

JAMES E. KELLY	Director	Since:	Consultant and financial services attorney	12	None.
		12/18/08	since June 2002; teacher at Empire State
c/o TDAM USA Inc.			College since 2008; senior advisor to New
31 West 52nd Street			York State Banking Department during
New York, NY 10019			2009; Chief Financial Officer of Brooklyn
Age: 59			Academy of Music, Inc. during 2007;
Consultant and Chief Operating Officer to
the Health Care Chaplaincy from 2003 to
2006; Trustee of Albany Law School since
2000; and Executive Vice President and
General Counsel of Dime Bancorp, Inc. from
January 1998 through May 2002.

DONALD J. HERREMA	Director	Since:	Executive Vice Chairman of Kennedy	12	Director of Lepercq,
		3/30/09	Wilson, International (real estate), since		de Neuflize and
c/o TDAM USA Inc.			2009; Financial services executive and		Co. since 2009.
31 West 52nd Street			advisor; Founder of BlackSterling Partners,
New York, NY 10019			LLC (private equity investment firm), 2004;
Age: 58			Senior Advisor of Stone Point Capital
(private equity investment firm) since 2008;
Managing Director, Head of Private Wealth
Management for Morgan Stanley, 2006
through 2008; Chairman and CEO of Loring
Ward International, LTD (investment and
business management) from 2005 through
2006; CEO of Atlantic Trust (INVESCO) from
2001 through 2004; Chief Executive Officer
of Bessemer Trust (wealth management)
from 1993 through 2000.

39

Directors and Officers Information
(Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††

Interested Director

BARBARA F. PALK†††	Director	Since:	Senior Vice President — Wholesale Banking	12	None
c/o TDAM USA Inc.		12/17/10	TD Bank Group and President of TD Asset
31 West 52nd Street			Management Inc., TDAM USA Inc. and TD
New York, NY 10019			Investments from June 2003 through
Age: 59			December 2010.

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.

††

In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2011.

†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years

Officers Who Are Not Directors

MARK BELL	President and Chief	Since: 9/22/08	Since 2004, Managing Director,
	Executive Officer		Relationship Management of TD Asset
c/o TDAM USA Inc.			Management.
31 West 52nd Street
New York, NY 10019

Age: 41

MAYA GITTENS	Chief Legal Officer	Since: 9/22/08	Since June 2008, Vice President, Director
	and Anti-Money		and Secretary of the Investment Manager;
c/o TDAM USA Inc.	Laundering Officer		from June 2005 through March 2008,
31 West 52nd Street			attorney, Schulte Roth and Zabel LLP; from
New York, NY 10019			May 2001 through May 2005, Securities
Age: 46			Compliance Examiner, United States
Securities and Exchange Commission.

ERIC KLEINSCHMIDT	Treasurer and Chief	Since: 9/22/08	Since November 2004, Fund Accounting
	Financial Officer		Director of SEI Investments.
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456

Age: 42

MARC ALMES	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting
Manager at SEI Investments.
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456

Age: 39

JACK P. HUNTINGTON	Secretary	Since: 2/27/09	Since September 2008, Senior Vice
President of Regulatory Administration, Citi
c/o Citi Fund Services Ohio, Inc.			Fund Services Ohio, Inc.; from October
100 Summer Street, Suite 1500			2004 through September 2008, Senior
Boston, MA 02110			Counsel, MetLife, Inc.
Age: 40

MICHELE R. TEICHNER	Chief Compliance	Since: 6/11/04 (Chief	Since January 2006, Managing Director;
	Officer, Vice	Compliance Officer)	Senior Vice President of Investment
c/o TDAM USA Inc.	President and	and 11/2/99	Manager from August 1996 to December
31 West 52nd Street	Assistant Secretary		2005 and TD Waterhouse Investor Services,
New York, NY 10019			Inc. from June 1997 to December 2005.
Age: 51

†	The table shows the time period for which each individual has served an Officer. There is no set term of office for Officers.

40

TD ASSET MANAGEMENT USA FUNDS INC.
Shareholder Voting Results – April 30, 2011 (Unaudited)

A meeting of the Nominating Committee of the Board (the “Committee”) of TD Asset Management USA Funds Inc. (the “Company”), a corporation organized under the laws of the State of Maryland, was held telephonically on November 5, 2010, pursuant to notice duly given (the “Meeting”). The Committee unanimously adopted the following resolutions: (i) that the Committee hereby recommends that the Board nominate Peter B.M. Eby, Donald J. Herrema, James E. Kelly, Lawrence J. Toal and Barbara F. Palk as Directors of the Board, and authorizes and instructs that such individuals be submitted to stockholders as nominees for election as Directors; (ii) and that the Committee hereby recommends that George F. Staudter be conferred with director emeritus status effective upon the earlier of the election of the new slate of Directors or December 31, 2010.

41

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TDAMSAR01

TD Asset Management

SEMIANNUAL REPORT April 30, 2011 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund
–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Municipal Money Market Fund
–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional U.S. Government Fund
–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund
–	Institutional Service Class
–	Commercial Class

TDAM Global Sustainability Fund
–	Institutional Class

TDAM Short-Term Investment Fund

TDAM Short-Term Bond Fund

®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk	Peter B. M. Eby
Interested Director	Corporate Director

James E. Kelly Consultant and Attorney Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.	Donald J. Herrema Senior Advisor of Stone Point Capital, Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust

EXECUTIVE OFFICERS
Mark Bell	Eric Kleinschmidt
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer Jack Huntington Secretary

Service Providers

Investment Manager
& Administrator
TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103

Custodian
BNY Mellon
One Wall Street
New York, NY 10286

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Transfer Agent
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

Shareholder Servicing Agent
TD Ameritrade, Inc.
P.O. Box 2209
Omaha, NE 68103-2209
Client Services Department
800-669-3900

Legal Counsel
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Independent Directors Counsel
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, DC 20001

2

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

Despite some volatility, the first half of the current fiscal year which ended April 30, 2011, was positive for most financial markets. An improving economic outlook for the U.S., increased merger and acquisition activity, and better than expected corporate earnings all provided a boost to equities during the six-month period. Higher yields and strong company balance sheets helped corporate bonds to outperform government issues.

Indications that U.S. policy makers were prepared to provide additional economic stimulus to help keep the U.S. economy from slipping back into recession was a key support. The U.S. Federal Reserve Open Market Committee (Federal Reserve) indicated last August that it was ready to increase its quantitative easing program to fuel the recovery. Then, in November, it announced that it would buy an additional $600 billion of Treasuries over the following eight months, and regularly review the size and pace of its purchases to see whether adjustments were needed to the program to help spur maximum employment and price stability. Also, the Federal Reserve gave the green light to well-capitalized U.S. banks to raise dividends, indicating its confidence in the banking system. For its part, the government decided to extend the Bush-era tax cuts in an effort to keep the economic rebound on track.

The U.S. stock market still faced some headwinds, but proved to be resilient. Uncertainty stemming from unrest in the Middle East and North Africa, the earthquake, tsunami and nuclear crisis in Japan, and sovereign debt problems in Europe increased equity market volatility, particularly in March. However, the market maintained its two-year uptrend as strong company earnings and positive economic data, together with the ongoing fiscal and monetary stimulus, countered any negative pressure on equities.

In particular, the final tally showed the economy grew 2.9% in 2010, after shrinking 2.6% in 2009. The expansion continued into 2011, as the first estimate of GDP growth came in at an annualized rate of 1.8% in the first calendar quarter. Growth is beginning to feed through to the labor market, which is showing some signs of improvement. The economy added 244,000 jobs in April, more than the expected 185,000 gain. The private sector hired 268,000, also higher than the 200,000 forecast, for a total of 760,000 new private sector positions created February through April. The unemployment rate did rise, however, to 9.0% in April from 8.8% in March due mainly to a modest increase in the labor force.

Meanwhile, manufacturing continued to expand in April, as the Institute of Supply Management index reading of 60.4 was near a seven-year high. In March, overall inflation came in at 2.7% year over year, led by energy prices that were up 15.5% from a year earlier. The annual core rate of inflation was 1.2%. Recent inflation numbers have eased concerns about deflation.

However, the effort to put the economy on track for stronger and more durable growth is not over. Investors remain focused on the Federal Reserve as policy makers continue to monitor key economic data in assessing future monetary policy. At its April policy meeting, the central bank noted that the recovery is proceeding at a moderate pace and overall labor market conditions are improving gradually. It added that although inflation has picked up in recent months, longer-term inflation expectations have remained stable. As a result, the Federal Reserve left the federal funds rate at the zero to 0.25% range, where it has been since December 2008, and reiterated its plans to keep it exceptionally low for some time yet. The Federal Reserve also intends to end its $600 billion in asset purchases in June as planned, but will continue to reinvest maturing securities so that the amount of securities it holds will stay the same.

The performance of bonds was mixed for the six months, as gains in corporate bonds offset declines in Treasuries. Government bonds were weak, as signs the economy was improving raised the prospect that the Federal Reserve might begin to withdraw monetary stimulus. Treasuries pared some of these losses with a rally in April amid concern economic

3

growth may be slowing. Demand for corporate issues remained solid, as they continued to benefit from their higher yields and strong company balance sheets. As a result, the Barclays Capital US Aggregate Bond Index was flat over the period.

As for equities, the S&P 500 Index rose 16.4% over the six months, with all 10 sectors advancing, led by economically sensitive sectors such as energy, industrials and materials. The index was up 17.2% from a year ago.

Despite some strength in the latter part of 2010, the U.S. dollar weakened against a basket of currencies over the six months, as investors wrestled with the durability of the economic rebound and the prospect the Federal Reserve may lag behind other central banks in raising interest rates.

Looking Ahead

As we head into the second half of the year, investors are beginning to grapple with the potential impact the end of the Federal Reserve’s quantitative easing program could have on the economy, and by extension the financial markets. We continue to monitor key risks that could hamper the economic recovery, including sovereign debt issues, tighter monetary policy in China, and the fragile housing market and high unemployment in the U.S. A sharp and sustained increase in oil prices also would pose a risk to the recovery.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

Mark Bell
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

June 2, 2011

Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial adviser or TD Ameritrade Institutional at 1-800-431-3500 or Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

4

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2010 through April 30, 2011).

The table on the following page illustrates your Fund’s costs in two ways.

  Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period.”

  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

5

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Annualized Expense Ratios 11/1/10 to 4/30/11	Expense Paid During Period* 11/1/10 to 4/30/11

TDAM Institutional Money Market Fund – Institutional Class

Actual	$1,000.00	$1,000.30	0.19%	$0.94
Hypothetical (5% Return before expenses)	1,000.00	1,023.85	0.19%	0.95

TDAM Institutional Money Market Fund – Institutional Service Class

Actual	1,000.00	1,000.20	0.20%	0.99
Hypothetical (5% Return before expenses)	1,000.00	1,023.80	0.20%	1.00

TDAM Institutional Money Market Fund – Commercial Class

Actual	1,000.00	1,000.20	0.20%	0.99
Hypothetical (5% Return before expenses)	1,000.00	1,023.80	0.20%	1.00

TDAM Institutional Municipal Money Market Fund – Institutional Class

Actual	1,000.00	1,000.60	0.15%	0.74
Hypothetical (5% Return before expenses)	1,000.00	1,024.05	0.15%	0.75

TDAM Institutional Municipal Money Market Fund – Institutional Service Class

Actual	1,000.00	1,000.00	0.26%	1.29
Hypothetical (5% Return before expenses)	1,000.00	1,023.51	0.26%	1.30

TDAM Institutional Municipal Money Market Fund – Commercial Class

Actual	1,000.00	1,000.60	0.15%	0.74
Hypothetical (5% Return before expenses)	1,000.00	1,024.05	0.15%	0.75

TDAM Institutional U.S. Government Fund – Institutional Class

Actual	1,000.00	1,000.20	0.15%	0.74
Hypothetical (5% Return before expenses)	1,000.00	1,024.05	0.15%	0.75

TDAM Institutional U.S. Government Fund – Institutional Service Class

Actual	1,000.00	1,000.10	0.16%	0.79
Hypothetical (5% Return before expenses)	1,000.00	1,024.00	0.16%	0.80

TDAM Institutional U.S. Government Fund – Commercial Class

Actual	1,000.00	1,000.10	0.16%	0.79
Hypothetical (5% Return before expenses)	1,000.00	1,024.00	0.16%	0.80

TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class

Actual	1,000.00	1,000.10	0.14%	0.69
Hypothetical (5% Return before expenses)	1,000.00	1,024.10	0.14%	0.70

TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class

Actual	1,000.00	1,000.10	0.14%	0.69
Hypothetical (5% Return before expenses)	1,000.00	1,024.10	0.14%	0.70

TDAM Global Sustainability Fund – Institutional Class

Actual	1,000.00	1,094.30	0.80%	4.15
Hypothetical (5% Return before expenses)	1,000.00	1,020.83	0.80%	4.01

TDAM Short-Term Investment Fund

Actual	1,000.00	1,002.00	0.35%	1.74
Hypothetical (5% Return before expenses)	1,000.00	1,023.06	0.35%	1.76

TDAM Short-Term Bond Fund

Actual	1,000.00	1,003.50	0.43%	2.14
Hypothetical (5% Return before expenses)	1,000.00	1,022.66	0.43%	2.16

*	Expenses are equal to the Funds’ or respective classes’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one half year period.)

6

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/11 (Unaudited)

*

The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Fund compositions are subject to change.

***

Tax equivalent yields for the Institutional Class, Institutional Service Class and Commercial Class of the Institutional Municipal Money Market Fund are 0.18%, 0.02%, and 0.18%, respectively. This is assuming a 2011 maximum tax rate of 35% federal for the Institutional Municipal Money Market Fund.

7

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/11 (Unaudited) (Continued)

*

The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Fund compositions are subject to change.

***	U.S. Government guarantee applies to the underlying securities of the Fund and not the Fund shares.

8

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/11 (Unaudited) (Continued)

Fund Composition*

All figures are shown as a percentage of the Fund’s total investments. The securities of the Short-Term Investment Fund and Short-Term Bond Fund are primarily investment-grade debt.**

*	Fund composition is subject to change.

**	Investment-grade debt are debt securities rated in one of the four highest credit-quality categories by a nationally recognized statistical rating organization.

9

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10

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

11

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Global Sustainability Fund	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund

ASSETS
Cost of investments and repurchase agreements (Note 2)	$202,882,683	$115,690,519	$771,916,246	$443,479,334	$11,023,141	$7,207,939	$78,411,739

Investments in securities, at value	$155,749,683	$115,690,519	$749,568,246	$210,326,334	$12,983,022	$6,353,099	$76,367,903
Repurchase agreements, at value (Note 2)	47,133,000	—	22,348,000	233,153,000	—	862,000	2,765,000
Cash	1,992	—	3,972	116,550	20,127	548	8,156
Interest and dividends receivable	174,895	257,634	601,619	131,182	27,583	56,898	639,329
Foreign currency (Cost $0; $0; $0; $0; $397,586; $0; $0)	—	—	—	—	406,080	—	—
Receivable for capital shares sold	—	—	—	—	—	—	565,336
Receivable for investment securities sold	—	—	—	—	91,062	—	259
Due from Investment Manager	4,785	4,091	—	—	6,311	10,785	—
Reclaim receivable	—	—	—	—	15,101	—	—
Prepaid expenses	60,681	6,011	82,809	44,013	9,526	4,089	4,953

TOTAL ASSETS	203,125,036	115,958,255	772,604,646	443,771,079	13,558,812	7,287,419	80,350,936

LIABILITIES
Dividends payable to shareholders	7,279	5,738	22,002	3,420	—	257	79,565
Payable to Investment Manager and its affiliates (Note 3)	—	—	48,977	2,425	—	—	11,477
Payable for securities purchased	—	—	—	—	202,250	—	—
Payable to custodian	—	149,027	—	—	—	—	—
Other accrued expenses	43,001	54,534	86,577	67,523	61,701	58,172	62,791

TOTAL LIABILITIES	50,280	209,299	157,556	73,368	263,951	58,429	153,833

NET ASSETS	$203,074,756	$115,748,956	$772,447,090	$443,697,711	$13,294,861	$7,228,990	$80,197,103

Net assets consist of:
Paid-in-capital ($.0001 par value common stock, 8 billion, 3 billion, 7 billion, 8 billion, 4 billion, 3 billion and 5 billion shares authorized, respectively)	$203,077,156	$115,750,183	$772,434,546	$443,693,630	$10,101,542	$7,557,576	$79,494,428
Undistributed (Distributions in excess of) net investment income	(1)	—	—	—	48,658	—	(60,202)
Accumulated net realized gains (losses) from security and foreign currency transactions	(2,399)	(1,227)	12,544	4,081	1,173,554	(335,746)	41,713
Net unrealized appreciation on security transactions	—	—	—	—	1,959,881	7,160	721,164
Net unrealized appreciation on foreign currency transactions	—	—	—	—	11,226	—	—

Net assets, at value	$203,074,756	$115,748,956	$772,447,090	$443,697,711	$13,294,861	$7,228,990	$80,197,103

Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	N/A	$13.08	N/A	N/A

	($108,949,309 ÷	($90,585,495 ÷	($171,085,920 ÷		($13,294,861 ÷
	108,950,193 shares)	90,586,390 shares)	171,083,221 shares)		1,016,270 shares)

Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	N/A	N/A	N/A

	($66,674,188 ÷	($25,114,056 ÷	($445,232,102 ÷	($197,512,260 ÷
	66,674,630 shares)	25,114,381 shares)	445,225,194 shares)	197,508,822 shares)

Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	N/A	N/A	N/A

	($27,451,259 ÷	($49,405 ÷	($156,129,068 ÷	($246,185,451 ÷
	27,452,333 shares)	49,412 shares)	156,126,131 shares)	246,184,809 shares)

Net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A	N/A	N/A	$9.90	$10.25

						($7,228,990 ÷	($80,197,103 ÷
						730,460 shares)	7,822,496 shares)

Please see accompanying notes to financial statements.

12 & 13

Statements of Operations
For the Six-Month Period Ended April 30, 2011 (Unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Global Sustainability Fund	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund

INVESTMENT INCOME
Interest income	$214,616	$143,421	$838,073	$332,594	$—	$19,518	$529,276
Dividend Income (net of
withholding tax $0; $0; $0;
$0; $9,020; $0 and $0)	—	—	—	—	120,710	—	—

	214,616	143,421	838,073	332,594	120,710	19,518	529,276

EXPENSES
Shareholder servicing fees (Note 3)	127,611	34,146	878,725	539,989	—	—	—
Investment management fees
(Note 3)	87,492	54,328	444,660	215,994	37,627	7,248	95,929
Distribution fees (Note 3)	48,773	98	424,859	578,493	—	—	—
Directors’ fees (Note 4)	13,583	13,583	13,583	13,582	13,583	13,583	13,582
Transfer agent fees	43,197	35,664	82,131	52,015	20,384	20,121	23,941
Shareholder reports and mailing	23,788	22,524	27,129	24,593	13,100	9,596	9,341
Professional fees	22,601	19,244	37,590	25,476	18,400	18,034	19,076
Custody fees	13,090	8,838	21,770	14,264	1,788	3,683	7,164
Registration fees	27,782	7,816	71,229	43,336	11,416	4,430	4,162
Pricing fees	7,981	6,147	7,211	4,920	6,455	2,662	—
Other expenses	8,186	6,961	15,967	9,085	5,315	5,310	17,695

TOTAL EXPENSES	424,084	209,349	2,024,854	1,521,747	128,068	84,667	190,890
Fees waived/expenses reimbursed by the
Investment Manager
and its affiliates (Note 3)	(255,311)	(113,528)	(1,326,228)	(1,210,752)	(77,896)	(71,984)	(25,932)

NET EXPENSES	168,773	95,821	698,626	310,995	50,172	12,683	164,958

NET INVESTMENT INCOME	45,843	47,600	139,447	21,599	70,538	6,835	364,318

NET REALIZED GAINS
(LOSSES) FROM:
Security Transactions	(49)	(362)	12,782	4,317	1,175,151	5,968	41,719
Foreign Currency Transactions	—	—	—	—	11,340	—	—
NET CHANGE IN UNREALIZED
APPRECIATION
(DEPRECIATION) ON:
Security Transactions	—	—	—	—	(116,762)	(1,931)	(105,653)
Foreign Currency Transactions	—	—	—	—	6,125	—	—

NET INCREASE IN NET ASSETS FROM OPERATIONS	$45,794	$47,238	$152,229	$25,916	$1,146,392	$10,872	$300,384

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund		TDAM Institutional Municipal Money Market Fund		TDAM Institutional U.S. Government Fund
	Six-Month Period Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010*	Six-Month Period Ended April 30, 2011 (Unaudited)	November 23, 2009 ** to October 31, 2010	Six-Month Period Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

OPERATIONS:
Net investment income	$45,843	$132,407	$47,600	$44,112	$139,447	$270,669
Net realized gains (losses)
from security transactions	(49)	(2,333)	(362)	(865)	12,782	—

Net increase in net assets from operations	45,794	130,074	47,238	43,247	152,229	270,669

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income
Institutional Class	(20,323)	(61,626)	(46,205)	(41,232)	(33,932)	(107,901)
Institutional Service Class	(19,425)	(29,818)	(1,367)	(1,708)	(73,635)	(98,465)
Commercial Class	(6,096)	(40,963)	(28)	(1,172)	(31,909)	(64,274)
From net realized gains on security transactions
Institutional Class	—	(203)	—	—	—	—
Institutional Service Class	—	(78)	—	—	—	—
Commercial Class	—	(345)	—	—	—	—

Total dividends and distributions to shareholders	(45,844)	(133,033)	(47,600)	(44,112)	(139,476)	(270,640)

CAPITAL SHARE TRANSACTIONS
($1.00 per share):
Institutional Class:
Proceeds from shares sold	237,938,680	487,803,038	125,956,952	144,973,137	198,695,203	534,026,332
Shares issued in reinvestment of dividends	17	219	3,770	—	18	13
Payments for shares redeemed	(197,816,362)	(540,895,255)	(107,619,382)	(72,728,087)	(206,335,419)	(624,905,178)

Net increase (decrease) in net assets from Institutional Class shares	40,122,335	(53,091,998)	18,341,340	72,245,050	(7,640,198)	(90,878,833)

Institutional Service Class:
Proceeds from shares sold	83,971,002	229,776,927	55,462,445	93,157,036	494,046,657	1,112,645,404
Shares issued in reinvestment of dividends	598	785	—	—	4	3,676
Payments for shares redeemed	(87,628,512)	(205,215,502)	(58,396,004)	(65,109,096)	(521,373,127)	(926,896,491)

Net increase (decrease) in net assets from Institutional Service Class shares	(3,656,912)	24,562,210	(2,933,559)	28,047,940	(27,326,466)	185,752,589

Commercial Class:
Proceeds from shares sold	13,390,098	292,928,610	311	7,516,141	916,848,727	1,114,731,552
Shares issued in reinvestment of dividends	2,290	39,235	28	1,172	7,576	43,066
Payments for shares redeemed	(8,309,291)	(270,598,609)	—	(7,468,240)	(942,094,826)	(1,164,090,762)

Net increase (decrease) in net assets from Commercial Class shares	5,083,097	22,369,236	339	49,073	(25,238,523)	(49,316,144)

Net increase (decrease) in net assets from capital share transactions	41,548,520	(6,160,552)	15,408,120	100,342,063	(60,205,187)	45,557,612

TOTAL INCREASE (DECREASE) IN
NET ASSETS	41,548,470	(6,163,511)	15,407,758	100,341,198	(60,192,434)	45,557,641

NET ASSETS:
Beginning of period	161,526,286	167,689,797	100,341,198	—	832,639,524	787,081,883

End of period	$203,074,756	$161,526,286	$115,748,956	$100,341,198	$772,447,090	$832,639,524

Undistributed (Distributions in excess of) net investment income, end of period	$(1)	$—	$—	$—	$—	$29

*	Commercial Class commenced operations on November 19, 2009.

**	Commencement of operations. The Institutional Class and the Institutional Service Class commenced operations on January 20, 2010 and the Commercial Class commenced operations on November 23, 2009.

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Institutional Treasury Obligations Money Market Fund		TDAM Global Sustainability Fund
	Six-Month Period Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six-Month Period Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

OPERATIONS:
Net investment income	$21,599	$31,788	$70,538	$160,204
Net realized gains from security and foreign
currency transactions	4,317	9,357	1,186,491	891,562
Net change in unrealized appreciation (depreciation) on
security and foreign currency transactions	—	—	(110,637)	(825,101)

Net increase in net assets from operations	25,916	41,145	1,146,392	226,665

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	—	(154,453)	(196,332)
Institutional Service Class	(10,029)	(12,488)	—	—
Commercial Class	(11,570)	(19,300)	—	—
From net realized gain on security transactions
Institutional Class	—	—	(916,443)	(620,282)
Institutional Service Class	(4,427)	(3,255)	—	—
Commercial Class	(5,092)	(2,618)	—	—

Total dividends and distributions to shareholders	(31,118)	(37,661)	(1,070,896)	(816,614)

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	—	—	78,960	327,380
Shares issued in reinvestment of dividends	—	—	1,054,802	807,909
Payments for shares redeemed	—	—	(40,577)	(2,177,082)

Net increase (decrease) in net assets from Institutional
Class shares	—	—	1,093,185	(1,041,793)

Institutional Service Class ($1.00 per share):
Proceeds from shares sold	400,653,992	305,626,182	—	—
Shares issued in reinvestment of dividends	582	1,225	—	—
Payments for shares redeemed	(360,888,579)	(275,068,513)	—	—

Net increase in net assets from Institutional
Service Class shares	39,765,995	30,558,894	—	—

Commercial Class ($1.00 per share):
Proceeds from shares sold	751,933,910	1,155,336,755	—	—
Shares issued in reinvestment of dividends	1,142	6,800	—	—
Payments for shares redeemed	(771,040,519)	(1,012,195,881)	—	—

Net increase (decrease) in net assets from Commercial Class
shares	(19,105,467)	143,147,674	—	—

Net increase (decrease) in net assets from capital share
transactions	20,660,528	173,706,568	1,093,185	(1,041,793)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,655,326	173,710,052	1,168,681	(1,631,742)
NET ASSETS:
Beginning of period	423,042,385	249,332,333	12,126,180	13,757,922

End of period	$443,697,711	$423,042,385	$13,294,861	$12,126,180

Undistributed net investment income, end of period	$—	$—	$48,658	$132,573

SHARE TRANSACTIONS:
Shares sold	N/A	N/A	6,295	24,708
Shares issued in reinvestment of dividends	N/A	N/A	86,177	59,189
Shares redeemed	N/A	N/A	(3,276)	(160,935)

Net capital share transactions	N/A	N/A	89,196	(77,038)

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Short-Term Investment Fund		TDAM Short-Term Bond Fund
	Six-Month Period Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six-Month Period Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

OPERATIONS
Net investment income	$6,835	$13,491	$364,318	$712,875
Net realized gains (losses) from security transactions	5,968	32,176	41,719	397,381
Net change in unrealized appreciation (depreciation)
on security transactions	(1,931)	3,498	(105,653)	325,829

Net increase in net assets from operations	10,872	49,165	300,384	1,436,085

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,204)	(13,151)	(427,399)	(744,566)
From net realized gains on security transactions	—	—	(363,389)	(235,996)

Total dividends and distributions to shareholders	(7,204)	(13,151)	(790,788)	(980,562)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,450	4,505,005	11,751,843	48,604,753
Shares issued in reinvestment of dividends	5,612	8,263	1,894	468
Payments for shares redeemed	(287,154)	(7,636,708)	(6,266,013)	(10,074,297)

Net increase (decrease) in net assets from capital
share transactions	(274,092)	(3,123,440)	5,487,724	38,530,924

TOTAL INCREASE (DECREASE) IN NET ASSETS	(270,424)	(3,087,426)	4,997,320	38,986,447
NET ASSETS:
Beginning of period	7,499,414	10,586,840	75,199,783	36,213,336

End of period	$7,228,990	$7,499,414	$80,197,103	$75,199,783

Undistributed (Distributions in excess of) net investment income,
end of period	$—	$369	$(60,202)	$2,879

SHARE TRANSACTIONS:
Shares sold	754	457,106	1,146,363	4,735,597
Shares issued in reinvestment of dividends	568	838	185	45
Shares redeemed	(29,062)	(774,912)	(611,497)	(982,763)

Net capital share transactions	(27,740)	(316,968)	535,051	3,752,879

Please see accompanying notes to financial statements.

Financial Highlights

For the six-month period ended April 30, 2011 (unaudited) and years or periods ended October 31,

For a Share Outstanding Throughout the Periods

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Funds’ financial statements.

		Net Asset Value, Beginning of Period	Net Investment Income[5]		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Investment Return†	Net Assets End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Total Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

TDAM Institutional Money Market Fund
Institutional Class[1]
2011	ˆ	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$108,949,309	0.19	%‡	0.28	%‡	0.06	%‡	N/A
2010		$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.07%	$68,826,917	0.18%		0.25%		0.07%		N/A
2009		$1.00	$0.005		$0.000	*	$0.005		$(0.005)	$(0.000	)*	$(0.005)	$1.00	0.48%	$121,919,843	0.24%[6]		0.27%		0.42%		N/A
2008		$1.00	$0.028		$0.002		$0.030		$(0.030)	$—		$(0.030)	$1.00	3.09%	$79,445,274	0.20%		0.20%		2.84%		N/A
2007		$1.00	$0.045		$—		$0.045		$(0.045)	$—		$(0.045)	$1.00	4.57%	$78,362,273	0.20	%‡	0.25	%‡	5.16	%‡	N/A
Institutional Service Class[1]
2011	ˆ	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$66,674,188	0.20	%‡	0.53	%‡	0.05	%‡	N/A
2010		$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.05%	$70,331,204	0.22%		0.51%		0.05%		N/A
2009		$1.00	$0.003		$0.000	*	$0.003		$(0.003)	$(0.000	)*	$(0.003)	$1.00	0.31%	$45,769,954	0.44%		0.52%		0.43%		N/A
2008		$1.00	$0.027		$0.000	*	$0.027		$(0.027)	$—		$(0.027)	$1.00	2.83%	$98,319,407	0.46%		0.46%		2.65%		N/A
2007		$1.00	$0.043		$—		$0.043		$(0.043)	$—		$(0.043)	$1.00	4.35%	$55,429,925	0.45	%‡	0.50	%‡	4.91	%‡	N/A
Commercial Class[7]
2011	ˆ	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$27,451,259	0.20	%‡	0.93	%‡	0.05	%‡	N/A
2010		$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.05%	$22,368,165	0.18	%‡	0.86	%‡	0.05	%‡	N/A
TDAM Institutional Municipal Money Market Fund
Institutional Class[8]
2011	ˆ	$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$—		$(0.001)	$1.00	0.06%	$90,585,495	0.15	%‡	0.32	%‡	0.11	%‡	N/A
2010		$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$—		$(0.001)	$1.00	0.08%	$72,244,443	0.17	%‡	0.41	%‡	0.10	%‡	N/A
Institutional Service Class[8]
2011	ˆ	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.00%	$25,114,056	0.26	%‡	0.57	%‡	0.01	%‡	N/A
2010		$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$28,047,689	0.26	%‡	0.65	%‡	0.01	%‡	N/A
Commercial Class[9]
2011	ˆ	$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$—		$(0.001)	$1.00	0.06%	$49,405	0.15	%‡	0.72	%‡	0.12	%‡	N/A
2010		$1.00	$0.018	**	$(0.000	)*	$0.018	**	$(0.018)**	$—		$(0.018)**	$1.00	1.83%**	$49,066	0.19	%‡	1.72	%‡	0.04	%‡	N/A
TDAM Institutional U.S. Government Fund
Institutional Class[1]
2011	ˆ	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$171,085,920	0.15	%‡	0.16	%‡	0.04	%‡	N/A
2010		$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.05%	$178,723,341	0.14%		0.16%		0.05%		N/A
2009		$1.00	$0.003		$0.000	*	$0.003		$(0.003)	$(0.000	)*	$(0.003)	$1.00	0.33%	$269,602,168	0.17%		0.17%		0.38%		N/A
2008		$1.00	$0.027		$0.000	*	$0.027		$(0.027)	$(0.000	)*	$(0.027)	$1.00	2.81%	$364,041,732	0.14%		0.14%		2.75%		N/A
2007		$1.00	$0.044		$—		$0.044		$(0.044)	$—		$(0.044)	$1.00	4.52%	$297,808,605	0.16	%‡	0.16	%‡	5.10	%‡	N/A
Institutional Service Class[1]
2011	ˆ	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$445,232,102	0.16	%‡	0.41	%‡	0.03	%‡	N/A
2010		$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$472,551,527	0.17%		0.41%		0.03%		N/A
2009		$1.00	$0.002		$0.000	*	$0.002		$(0.002)	$(0.000	)*	$(0.002)	$1.00	0.21%	$286,798,921	0.30%		0.42%		0.23%		N/A
2008		$1.00	$0.025		$0.000	*	$0.025		$(0.025)	$(0.000	)*	$(0.025)	$1.00	2.55%	$349,489,417	0.39%		0.39%		2.50%		N/A
2007		$1.00	$0.042		$—		$0.042		$(0.042)	$—		$(0.042)	$1.00	4.30%	$199,216,136	0.41	%‡	0.41	%‡	4.85	%‡	N/A
Commercial Class[3]
2011	ˆ	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$156,129,068	0.16	%‡	0.81	%‡	0.03	%‡	N/A
2010		$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$181,364,656	0.15%		0.81%		0.03%		N/A
2009		$1.00	$0.001		$0.000	*	$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.08%	$230,680,794	0.18	%‡	0.86	%‡	0.04	%‡	N/A
TDAM Institutional Treasury Obligations Money Market Fund
Institutional Service Class[2]
2011	ˆ	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.01%	$197,512,260	0.14	%‡	0.44	%‡	0.01	%‡	N/A
2010		$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.01%	$157,748,832	0.14%		0.46%		0.01%		N/A
2009		$1.00	$0.000	*	$0.000	*	$0.000		$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$127,189,418	0.16	%‡	0.51	%‡	0.01	%‡	N/A
Commercial Class[3]
2011	ˆ	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.01%	$246,185,451	0.14	%‡	0.94	%‡	0.01	%‡	N/A
2010		$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.01%	$265,293,553	0.15%		0.96%		0.01%		N/A
2009		$1.00	$0.000	*	$0.000	*	$0.000		$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$122,142,915	0.11	%‡	0.87	%‡	0.01	%‡	N/A
TDAM Global Sustainability Fund[4]
Institutional Class
2011	ˆ	$13.08	$0.071		$1.072		$1.143		$(0.154)	$(0.989)		$(1.143)	$13.08	9.43%	$13,294,861	0.80	%‡	2.04	%‡	1.12	%‡	80%
2010		$13.70	$0.173		$0.141		$0.314		$(0.213)	$(0.721)		$(0.934)	$13.08	2.09%	$12,126,180	0.80%		2.21%		1.35%		48%
2009		$10.00	$0.145		$3.555		$3.700		$—	$—		$—	$13.70	37.00%	$13,757,922	0.80	%‡	1.83	%‡	1.95	%‡	27%
TDAM Short-Term Investment Fund[1]
2011	ˆ	$9.89	$0.009		$0.011		$0.020		$(0.010)	$—		$(0.010)	$9.90	0.20%	$7,228,990	0.35	%‡	2.34	%‡	0.19	%‡	220%
2010		$9.85	$0.013		$0.041		$0.054		$(0.014)	$—		$(0.014)	$9.89	0.55%	$7,499,414	0.35%		1.79%		0.14%		530%
2009		$9.85	$0.061		$(0.014)		$0.047		$(0.047)	$(0.000	)*	$(0.047)	$9.85	0.48%	$10,586,840	0.35%		1.07%		0.62%		402%
2008		$9.98	$0.304		$(0.119)		$0.185		$(0.315)	$—		$(0.315)	$9.85	1.86%	$26,987,922	0.35%		0.82%		3.05%		0%
2007		$10.00	$0.441		$(0.021)		$0.420		$(0.440)	$—		$(0.440)	$9.98	4.27%	$17,172,672	0.35	%‡	1.37	%‡	5.09	%‡	0%
TDAM Short-Term Bond Fund[1]
2011	ˆ	$10.32	$0.048		$(0.013)		$0.035		$(0.056)	$(0.049)		$(0.105)	$10.25	0.35%	$80,197,103	0.43	%‡	0.50	%‡	0.95	%‡	36%
2010		$10.25	$0.154		$0.144		$0.298		$(0.163)	$(0.065)		$(0.228)	$10.32	2.95%	$75,199,783	0.43%		0.62%		1.50%		83%
2009		$9.88	$0.281		$0.379		$0.660		$(0.290)	$—		$(0.290)	$10.25	6.76%	$36,213,336	0.43%		0.68%		2.78%		122%
2008		$10.02	$0.407		$(0.139)		$0.268		$(0.408)	$—		$(0.408)	$9.88	2.67%	$21,058,917	0.43%		0.85%		4.04%		29%
2007		$10.00	$0.411		$0.017		$0.428		$(0.408)	$—		$(0.408)	$10.02	4.37%	$18,535,917	0.43	%‡	1.60	%‡	4.73	%‡	39%

ˆ	For the six-month period ended April 30, 2011.

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than a full year are not annualized.

‡	Annualized.

*	Amount represents less than $0.001 per share.

**	As a result of the timing of an expense reversal for the Commercial Class and related special distribution of $0.018 per share, the per share income, dividends from net investment income, and total return for the Commercial Class do not accord to the results for the Institutional and Institutional Service Class for the period. Due to the nature of the reversal, these results are not indicative or predictive of future performance. Excluding this item, the net investment income per share, dividends from net investment income per share and total investment return would have been $0.000, $0.000 and 0.01%, respectively.

1	Fund or Class commenced operations on December 18, 2006.

2	Class commenced operations on November 3, 2008.

3	Class commenced operations on November 14, 2008.

4	Fund commenced operations on March 25, 2009.

5	Based on average shares outstanding during the period.

6	The expense ratio includes the Treasury Guarantee Program. Had this been excluded the ratio would have been 0.20%.

7	Class commenced operations on November 19, 2009.

8	Class commenced operations on January 20, 2010.

9	Fund or class commenced operations on November 23, 2009.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2011 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twelve series funds. This shareholder report only applies to the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Money Market Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”), the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Obligations Money Market Fund”), the TDAM Global Sustainability Fund (the “Global Sustainability Fund”), the TDAM Short-Term Investment Fund (the “Short-Term Investment Fund”) and the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”) (each, a “Fund” and collectively, the “Funds”). Each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund, the Institutional Treasury Obligations Money Market Fund and the Global Sustainability Fund is a diversified investment portfolio. The investment objective of each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of the Global Sustainability Fund is long-term capital appreciation. The investment objective of each of the Short-Term Investment Fund and the Short-Term Bond Fund is to provide a high level of income consistent with liquidity and preservation of capital. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional Municipal Money Market Fund invests primarily in a diversified portfolio of short-term, high quality tax-exempt municipal obligations. The Institutional U.S. Government Fund offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Obligations Money Market Fund invests 100% of its net’s assets in U.S. Treasury obligations and repurchase agreements backed by such obligations. The Global Sustainability Fund invests primarily in equity securities of companies around the globe that are viewed as contributing to the world’s future sustainability. The Short-Term Investment Fund invests primarily in investment-grade debt securities. The Short-Term Bond Fund invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations of banks and corporations.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund to maintain a continuous net asset value of $1.00 per share for each class. Each of these Funds has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each of these Funds will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each of the Institutional Money Market Fund’s, Institutional U.S. Government Fund’s and Institutional Treasury Obligations Money Market Fund’s NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), as of 4:00 p.m. (Eastern Time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). The Institutional Municipal Money Market Fund’s NAV per share is computed as of 1:00 p.m. (Eastern Time) on each Fund Business Day. The Global Sustainability Fund’s, Short-Term Investment Fund’s and

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2011 (Unaudited)

Short-Term Bond Fund’s NAV per share is computed generally at 4:00 p.m. (Eastern Time) on each Fund Business Day. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — For each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

For each of the Global Sustainability Fund, Short-Term Investment Fund and Short-Term Bond Fund, securities and assets for which market quotations are readily available (except for securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sale price on the primary exchange, market or system (foreign or domestic) which they are traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. For securities listed on NASDAQ, the NASDAQ Official Closing Price (the “NOCP”) will be used for valuation. If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s net asset value. If no sale price is shown on NASDAQ, the security will be valued at the mean of the last bid and asked prices. Securities with sixty days or less remaining until maturity, may be valued at amortized cost. Each Fund values its securities using various methods depending on the primary market or exchange on which the securities trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures.

The Global Sustainability Fund may use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. In addition, any other Funds established in the future that invest primarily in equity securities that are traded primarily on non-U.S. exchanges or markets shall use Interactive Data as a third party fair valuation vendor. Interactive Data shall provide a fair value for foreign securities in the foregoing Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold that shall be established by the Pricing Sub-Committee and/or Pricing Committees. The Pricing Sub-Committee and/or Pricing Committees shall also establish a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Pricing Sub-Committee and/or Pricing Committees is exceeded on a specific day, each Fund shall value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it shall not be necessary to hold a Committee meeting.

Additionally, if a local market in which the Fund owns securities is closed for one or more days (scheduled or unscheduled) and the Fund is open, the Fund shall value all securities held in the Fund that trade on that local market based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of April 30, 2011, the Global Sustainability Fund had securities fair valued in accordance with Fair Value Procedures totaling $2,271,255 and representing 17.1% of net assets.

To the extent a Fund holds securities that are traded in foreign markets, the Fund may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures. As necessary, each of the Global Sustainability Fund, Short-Term Investment Fund and Short-Term Bond Fund uses an outside pricing

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2011 (Unaudited)

service to provide it with closing market prices and information used for adjusting those prices. As a means of evaluating its fair value process, each such Fund will periodically compare closing market prices, the next day’s opening prices in the same markets, and fair valued prices. Management of the Funds believes that the use of fair value pricing will result in the use of prices that are more reflective of the actual market value of portfolio securities than would be the case if a Fund used closing prices, thereby reducing opportunities for profit from excessive short-term trading or market timing in a Fund’s shares.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one hundred eighty-day forward rates provided by an independent source.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2011, all of the investments for the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund, Short-Term Investment Fund and Short-Term Bond Fund are Level 2. As of April 30, 2011, the investments for the Global Sustainability Fund are as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock
Australia	$789,308	$—	$—	$789,308
Austria	76,853	—	—	76,853
Belgium	143,379	—	—	143,379
Brazil	226,357	—	—	226,357
Canada	707,313	—	—	707,313
China	264,690	—	—	264,690
Denmark	218,394	—	—	218,394
France	733,138	—	—	733,138
Germany	384,001	—	—	384,001
Italy	604,425	—	—	604,425
Japan	—	544,484	—	544,484
Netherlands	279,072	—	—	279,072
Norway	161,000	—	—	161,000
Spain	211,623	—	—	211,623
Switzerland	719,622	—	—	719,622
United Kingdom	—	1,726,771	—	1,726,771

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2011 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total

United States	$5,192,592	$—	$—	$5,192,592

Total Common Stock	10,711,767	2,271,255	—	12,983,022

Total Investments in Securities	$10,711,767	$2,271,255	$—	$12,983,022

For details of investment classifications, reference the Schedule of Investments.

For the six-month period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities for all Funds except the Global Sustainability Fund. For the Global Sustainability Fund, of the Level 1 investments presented above, some equity investments were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Fund’s foreign equity securities may be valued at fair value. Please see Note 2 in Notes to Financial Statements.

For the six-month period ended April 30, 2011, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Fund’s “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Translation — The books and records of the Global Sustainability Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Global Sustainability Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Sustainability Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Global Sustainability Fund may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Global Sustainability Fund as unrealized gain or loss. The Global Sustainability Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2011 (Unaudited)

time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. At April 30, 2011, there were no open forward foreign currency exchange contracts.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned. Dividend income is recorded on the ex-dividend date.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the six-month period ended April 30, 2011, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund, Short-Term Investment Fund and Short-Term Bond Fund. Dividends arising from net investment income for the Global Sustainability Fund, if any, are declared and paid annually. With respect to all Funds, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with TDAM USA Inc. (“the Investment Manager”), a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund, such annual investment management fee is, on a graduated basis equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion; with respect to the Global Sustainability Fund such annual investment management fee is equal to 0.60 of 1% of average daily net assets; with respect to the Short-Term Investment Fund such annual investment management fee is equal to 0.20 of 1% of average daily net assets; and with respect to the Short-Term Bond Fund such annual investment management fee is equal to 0.25 of 1% of average daily net assets.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2011 (Unaudited)

The Investment Manager has voluntarily agreed to waive all or a portion of its fee payable under the Investment Management Agreement and/or to pay or reimburse each Fund or Class, as the case may be, for all or a portion of such Fund’s or Class’ expenses not otherwise required to be borne or reimbursed by the Investment Manager (in each case, a “Voluntary Waiver” and collectively, the “Voluntary Waivers”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Limitations shown in the table below.

Expense Cap

Institutional Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Municipal Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Treasury Obligations Money Market Fund
Institutional Service Class	0.45%
Commercial Class	0.95%
Global Sustainability Fund
Institutional Class	0.80%
Short-Term Investment Fund	0.35%
Short-Term Bond Fund	0.43%

These Voluntary Waivers are subject to cancellation or modification by the Investment Manager at any time. The Voluntary Waivers may not apply to extraordinary expenses.

With the exception of the Global Sustainability Fund, any amount waived or paid by the Investment Manager pursuant to a Voluntary Waiver (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager, if such payment shall cause such Fund’s or the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Fund or Class, as the case may be, at the time the relevant Waived Amount was waived or reimbursed by the Investment Manager; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

TDAM USA Inc. (“the Administrator”) has been retained under an Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund to pay from its assets distribution fees at a rate not to exceed 0.40%, 0.40%, 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2011 (Unaudited)

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under the Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund, and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2011 (Unaudited)

For the six-month period ended April 30, 2011, the Investment Manager and its affiliates earned, waived and reimbursed certain fees and assumed certain expenses for each Fund in an effort to maintain certain net yields and/or so that certain Funds’ total operating expense ratios will not exceed a specific expense cap as follows:

	Investment Management Fees	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived

Institutional Money Market Fund	$87,492	$82,150	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	$—	$—	$—	$—
Institutional Service Class	N/A	N/A	—	—	97,128	94,628
Commercial Class	N/A	N/A	48,773	48,773	30,483	29,760

Institutional Municipal Money Market Fund	54,328	93,619	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	34,084	19,749
Commercial Class	N/A	N/A	98	98	62	62

Institutional U.S. Government Fund	444,660	45,116	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	613,189	597,870
Commercial Class	N/A	N/A	424,859	424,859	265,536	258,383

Institutional Treasury Obligations
Money Market Fund	215,994	94,742	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	—	—	250,743	249,613
Commercial Class	N/A	N/A	578,493	578,493	289,246	287,904

Global Sustainability Fund
Institutional Class	37,627	77,896	N/A	N/A	N/A	N/A

Short-Term Investment Fund	7,248	71,984	N/A	N/A	N/A	N/A

Short-Term Bond Fund	95,929	25,932	N/A	N/A	N/A	N/A

All fees are earned, waived and reimbursed at the Class level of each Fund, with the exception of Investment Management fees which are earned, waived and reimbursed at the fund level of each Fund.

As of April 30, 2011, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Investment Manager were as follows:

Fund	Potential Amount of Recovery	Expiration

Institutional Money Market Fund	$43,402	2011
	81,119	2012
	72,715	2013

Institutional Municipal Money Market Fund	139,947	2012
	66,448	2013

Institutional Treasury Obligations Money Market Fund	67,347	2011
	17,237	2012

Short-Term Investment Fund	119,743	2011
	142,361	2012
	71,984	2013

Short-Term Bond Fund	71,137	2011
	90,103	2012
	25,932	2013

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2011 (Unaudited)

Note 4 — Directors’ Fees

From November 1, 2010 through December 31, 2010 each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Fund received, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly;

2.	a meeting fee of $4,375 for each meeting attended in person;

3.	a meeting fee of $3,000 for each meeting attended by telephone;

4.

for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended; and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee fee of $2,500 for each such meeting attended.

Effective January 1, 2011 each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $45,000 payable quarterly;

2.	a meeting fee of $5,000 for each meeting attended in person;

3.	a meeting fee of $2,500 for each meeting attended by telephone;

4.

for committee meetings, any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $2,500 for each such meeting attended;

5.	Special Meeting Fees (in person) $5,000 per meeting;

6.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee meeting fee of $2,500 for each such meeting attended;

7.	Retainer for Independent Board Chair is $10,000 annually, payable quarterly; and

8.	Retainer for Audit Committee Chair is $5,000 annually, payable quarterly.

Directors fees are allocated among the series of the Company.

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments, for the six-month period ended April 30, 2011 were as follows for the Global Sustainability Fund, Short-Term Investment Fund and Short-Term Bond Fund:

	Purchases		Sales & Maturities

Fund	U.S. Gov’t	Other	U.S. Gov’t	Other

Global Sustainability Fund	$—	$9,894,056	$—	$9,968,840
Short-Term Investment Fund	6,747,402	931,865	6,777,810	—
Short-Term Bond Fund	13,831,141	16,485,053	17,112,927	8,339,995

Note 6 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2011 (Unaudited)

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences are primarily attributable to different treatment for gains and losses on paydowns or mortgage and asset backed securities for tax purposes and gains and losses on foreign currency related transactions. They have been reclassified to/from the following accounts during the fiscal year ended October 31, 2010:

	Undistributed Net Investment Income	Accumulated Net Realized Gain

Global Sustainability Fund	$(11,944)	$11,944
Short-Term Bond Fund	33,992	(33,992)

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2010 and October 31, 2009, for each Fund, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total

Institutional Money Market Fund	2010	$—	$133,033	$—	$133,033
	2009	—	715,600	—	715,600

Institutional Municipal Money Market Fund	2010	42,972	1,140	—	44,112

Institutional U.S. Government Fund	2010	—	270,640	—	270,640
	2009	—	1,951,319	—	1,951,319

Institutional Treasury Obligations
Money Market Fund	2010	—	37,661	—	37,661
	2009	—	16,203	—	16,203

Global Sustainability Fund	2010	—	816,614	—	816,614
	2009	—	—	—	—

Short-Term Investment Fund	2010	—	13,151	—	13,151
	2009	—	103,559	960	104,519

Short-Term Bond Fund	2010	—	922,657	57,905	980,562
	2009	—	783,941	—	783,941

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2011 (Unaudited)

As of October 31, 2010, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Capital Loss Carry- forwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)

Institutional Money
Market Fund	$8,939	$—	$—	$(2,333)	$—	$(8,956)	$(2,350)
Institutional Municipal
Money Market Fund	—	8,670	—	(865)	—	(8,670)	(865)
Institutional U.S.
Government Fund	23,970	—	—	—	—	(24,179)	(209)
Institutional Treasury
Obligations Money
Market Fund	12,229	—	—	—	—	(2,946)	9,283
Global Sustainability Fund	902,504	—	146,512	—	2,068,807	—	3,117,823
Short-Term Investment Fund	1,132	—	—	(341,713)	9,091	(764)	(332,254)
Short-Term Bond Fund	307,189	—	124,545	—	826,817	(65,472)	1,193,079

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2010, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31, 2017	Expiring October 31, 2018

Institutional Money Market Fund	$—	$2,333
Institutional Municipal Money Market Fund	—	865
Short-Term Investment Fund	341,713	—

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended October 31, 2010, the Short-Term Investment Fund utilized $32,176 of capital loss carryforwards to offset capital gains.

At April 30, 2011, the cost of investments of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund for Federal income tax purposes were substantially the same as the cost for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Global Sustainability Fund, the Short-Term Investment Fund and the Short-Term Bond Fund at April 30, 2011, were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

Global Sustainability Fund	$11,023,141	$2,085,104	$(125,223)	$1,959,881
Short-Term Investment Fund	7,207,939	7,490	(330)	7,160
Short-Term Bond Fund	78,411,739	775,668	(54,504)	721,164

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2011 (Unaudited)

Note 7 — Market Risk

Some countries in which the Global Sustainability Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Global Sustainability Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Global Sustainability Fund.

Note 8 — Credit Risk

The income from each Fund, other than the Global Sustainability Fund, will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Obligations Money Market Fund, are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 9 — Subsequent Event

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date of the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements as of April 30, 2011, except as noted below.

As of May 23, 2011 the Commercial class of the Institutional Municipal Money Market was closed.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED—1.0%
$2,000,000	Old Line Funding LLC, 0.26%, due 6/6/11(GTY: Old Line Funding LLC;
	Royal Bank of Canada) (Note C)	$1,999,480

	BANKS—8.4%
2,000,000	Australia & New Zealand Banking Group, 0.31%, due 5/9/11 (Note C)	1,999,862
1,000,000	Australia & New Zealand Banking Group, 0.36%, due 11/22/11 (Note C)	997,950
1,000,000	Caisse Centrale Desjardins du Quebec, 0.20%, due 5/2/11 (Note C)	999,994
1,000,000	Caisse Centrale Desjardins du Quebec, 0.20%, due 5/5/11 (Note C)	999,978
1,000,000	Caisse Centrale Desjardins du Quebec, 0.19%, due 6/14/11 (Note C)	999,768
1,000,000	Caisse Centrale Desjardins du Quebec, 0.19%, due 6/22/11 (Note C)	999,726
2,000,000	Caisse Centrale Desjardins du Quebec, 0.20%, due 7/27/11 (Note C)	1,999,033
1,000,000	Commonwealth Bank of Australia, 0.32%, due 10/6/11 (Note C)	1,000,054
2,000,000	Commonwealth Bank of Australia, 0.28%, due 5/18/11 (Note C)	1,999,736
2,000,000	Commonwealth Bank of Australia, 0.32%, due 8/22/11 (Note C)	1,997,991
3,000,000	JPMorgan Chase Funding, 0.05%, due 5/12/11	2,999,954

		16,994,046

	DOMESTIC/FOREIGN BANK SUPPORTED—4.2%
1,000,000	Hydro Quebec, 0.19%, due 6/2/11 (GTY: Quebec Province) (Note C)	999,836
2,000,000	National Australia Funding, 0.22%, due 5/23/11 (GTY: National Australia Bank) (Note C)	1,999,737
1,000,000	National Australia Funding, 0.18%, due 5/24/11 (GTY: National Australia Bank) (Note C)	999,888
1,000,000	National Australia Funding, 0.22%, due 5/31/11 (GTY: National Australia Bank) (Note C)	999,821
500,000	New York State Power Authority, 0.27%, due 5/17/11 (GTY: JPMorgan Chase, Bank of
	Nova Scotia, State Street Bank & Trust Co., Wells Fargo Bank N.A., Bank of
	New York Mellon (The))	499,940
1,000,000	Shell International Finance, 0.68%, due 5/5/11 (GTY: Royal Dutch Shell) (Note C)	999,924
1,000,000	Shell International Finance, 0.74%, due 7/21/11 (GTY: Royal Dutch Shell) (Note C)	998,358
1,000,000	Queensland Treasury Corp., 0.15%, due 7/8/11 (GTY: Queensland)	999,717

		8,497,221

	INDUSTRIAL & OTHER COMMERCIAL PAPER—7.3%
1,000,000	General Electric Capital Corp., 0.15%, due 5/12/11	999,954
1,000,000	General Electric Capital Corp., 0.15%, due 5/13/11	999,950
1,000,000	General Electric Capital Corp., 0.14%, due 5/25/11	999,907
2,000,000	General Electric Capital Corp., 0.13%, due 5/27/11	1,999,812
1,000,000	General Electric Capital Corp., 0.16%, due 6/20/11	999,778
1,000,000	General Electric Capital Corp., 0.30%, due 7/11/11	999,408
1,000,000	Procter & Gamble Co.,0.15%, due 6/21/11	999,788
1,505,000	University of California, 0.25%, due 5/17/11	1,504,833
1,500,000	University of California, 0.25%, due 6/1/11	1,499,677
2,000,000	University of California, 0.25%, due 6/3/11	1,999,542
1,000,000	University of California, 0.20%, due 7/19/11	999,561
1,000,000	Yale University, 0.20%, due 5/17/11	999,911

		15,002,121

	TOTAL COMMERCIAL PAPER—20.9%	42,492,868

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

	CERTIFICATES OF DEPOSIT—17.6%
$1,000,000	Australia & New Zealand Banking Group, 0.21%, due 9/29/11	$1,000,000
2,000,000	Australia & New Zealand Banking Group, 0.21%, due 9/14/11	2,000,000
1,000,000	Bank of Montreal, 0.37%, due 6/17/11	1,000,000
1,000,000	Bank of Montreal, 0.30%, due 10/24/11	1,000,000
1,000,000	Bank of Montreal, 0.30%, due 10/27/11	1,000,501
2,000,000	Bank of Nova Scotia, 0.56%, due 6/17/11	2,000,000
1,000,000	Bank of Nova Scotia, 0.14%, due 5/19/11	1,000,000
1,000,000	Canadian Imperial Bank of Commerce, 0.28%, due 4/30/12	1,000,000
1,000,000	Canadian Imperial Bank of Commerce, 0.17%, due 5/3/11	1,000,000
1,700,000	Canadian Imperial Bank of Commerce, 0.35%, due 1/17/12	1,700,000
2,000,000	Canadian Imperial Bank of Commerce, 0.25%, due 7/21/11	2,000,000
1,000,000	Canadian Imperial Bank of Commerce, 0.25%, due 11/9/11	1,000,000
2,000,000	Chase Bank, 0.24%, due 5/2/11	2,000,000
1,000,000	National Bank of Australia, NY, 0.56%, due 12/30/11	1,001,676
1,000,000	National Bank of Canada, NY, 0.37%, due 11/3/11	1,000,000
1,000,000	National Bank of Canada, NY, 0.24%, due 5/6/11	1,000,001
1,000,000	National Bank of Canada, NY, 0.24%, due 5/19/11	1,000,002
1,000,000	National Bank of Canada, NY, 0.34%, due 12/28/11	1,000,000
1,000,000	National Bank of Canada, NY, 0.19%, due 7/1/11	1,000,000
1,000,000	National Bank of Canada, NY, 0.19%, due 7/8/11	1,000,000
1,000,000	Royal Bank of Canada, NY, 0.28%, due 1/20/12	1,000,000
1,000,000	Royal Bank of Canada, NY, 0.26%, due 3/29/12	1,000,000
2,000,000	Royal Bank of Canada, NY, 0.34%, due 12/2/11	2,000,000
2,000,000	Royal Bank of Canada, NY, 0.31%, due 12/23/11	2,000,000
1,000,000	Westpac Banking Corp., NY, 0.31%, due 10/11/11	1,000,000
2,000,000	Westpac Banking Corp., NY, 0.27%, due 11/3/11	2,001,029
1,000,000	Westpac Banking Corp., NY, 0.31%, due 1/23/12	1,000,000
1,000,000	Westpac Banking Corp., NY, 0.30%, due 4/13/12	1,000,000

		35,703,209

	U.S. TREASURY OBLIGATIONS—10.4%
5,000,000	United States Treasury Bill, 0.03%, due 5/5/11 (Note B)	4,999,986
5,000,000	United States Treasury Bill, 0.06%, due 7/28/11 (Note B)	4,999,267
5,000,000	U.S. Treasury Note, 4.63%, due 8/31/11	5,072,876
5,000,000	U.S. Treasury Note, 1.00%, due 8/31/11	5,011,927
1,000,000	U.S. Treasury Note, 4.88%, due 2/15/12	1,035,852

		21,119,908

	U.S. GOVERNMENT AGENCY OBLIGATIONS—10.2%
5,000,000	Fannie Mae, 0.17%, due 5/4/11 (Notes B, D)	4,999,931
2,000,000	Fannie Mae, 0.10%, due 5/18/11 (Notes B, D)	1,999,906
2,000,000	Fannie Mae, 0.19%, due 7/20/11 (Notes B, D)	1,999,178
1,000,000	Federal Farm Credit Bank, 0.17%, due 12/7/11 (Note A)	999,645
750,000	Federal Farm Credit Bank, 0.25%, due 4/2/12	749,826
2,000,000	Federal Farm Credit Bank, 0.27%, due 4/25/12	2,000,114
3,000,000	Federal Home Loan Bank, 0.09%, due 5/16/11 (Note A)	2,999,975
2,000,000	Federal Home Loan Bank, 0.12%, due 5/26/11 (Note A)	1,999,888
1,000,000	Federal Home Loan Bank, 0.27%, due 6/1/11 (Note A)	1,000,017
2,000,000	Federal Home Loan Bank, 0.20%, due 7/29/11 (Note A)	2,000,000

		20,748,480

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

	MUNICIPAL OBLIGATIONS—7.2%
$1,000,000	California, EFA, TECP, 0.20%, due 4/1/33	$1,000,000
1,000,000	California Infrastructure & Economic Development Rev. Bonds, 0.25%,
	due 5/20/11 (Note E)	1,000,000
1,000,000	City of Valdez Rev. Bonds, Ser. B, (Exxon Mobil Proj.) 0.16%, due 12/1/33 (Note E)	1,000,000
2,555,000	Lower Neches, Texas Valley Authority Rev. Bonds, IDC, Ser. B,
	(Exxon Mobil Proj.) 0.17%, due 11/1/29 (Note E)	2,555,000
2,000,000	New York City Municipal WFA Rev. Bonds,
	Ser. AA-1, 0.25%, due 6/15/32 (Note E)	2,000,000
2,000,000	Sacramento Municipal Utility, TECP 0.28%, due 7/6/11	2,000,000
1,000,000	Texas, PFA, TECP 0.29%, due 6/15/11	1,000,000
3,000,000	University of Texas, TECP, 0.28%, due 5/9/11	3,000,000
1,000,000	University of Texas, TECP, 0.28%, due 5/20/11	1,000,000

		14,555,000

	CORPORATE OBLIGATIONS

	BANKS—3.4%
1,000,000	National Australia Bank Ltd., 0.34%, due 6/20/11 (Note A)	1,000,050
6,000,000	Wells Fargo & Co., MTN, 0.96%, due 8/29/11 (Note A)	6,013,048

		7,013,098

	FINANCIALS—2.0%
1,000,000	Toyota Motor Credit Corp., 0.30%, due 1/12/12 (Note A)	1,000,000
2,000,000	Toyota Motor Credit Corp., 0.31%, due 2/23/12 (Note A)	2,000,000
1,000,000	Procter & Gamble International Funding, 1.35%, due 8/26/11	1,003,548

		4,003,548

	TOTAL CORPORATE OBLIGATIONS—5.4%	11,016,646

	REGIONAL GOVERNMENT OBLIGATIONS—5.0%
1,000,000	Export Development Canada, 2.63%, due 11/15/11	1,012,848
1,000,000	Export Development Canada, 3.75%, due 7/15/11	1,007,312
1,000,000	Hydro Quebec, 6.30%, due 5/11/11	1,001,626
2,000,000	International Bank for Reconstruction & Development, 0.27%,
	due 7/13/11 (Note A)	2,000,203
3,000,000	Province of Ontario Canada, MTN, 2.63%, due 1/20/12	3,048,289
2,000,000	Province of Ontario Canada, 5.00%, due 10/18/11	2,043,294

		10,113,572

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

	REPURCHASE AGREEMENTS—23.2%
$15,000,000	Barclays Capital Inc.
	• 0.03% dated 4/29/11, due 5/2/11 in the amount of $15,000,038
	• fully collateralized by a $15,300,800 U.S. Treasury obligation, coupon rate 0.00%,
	maturity 7/7/11, value $15,300,035	$15,000,000
32,133,000	Deutsche Bank Securities Inc.
	• 0.03% dated 4/29/11, due 5/2/11 in the amount of $32,133,080
	• fully collateralized by various U.S. Treasury obligations, coupon range 1.15%-3.88%,
	maturity range 10/7/13-9/22/14, value $32,775,846	32,133,000

		47,133,000

	TOTAL INVESTMENTS (Cost $202,882,683)—99.9%	202,882,683

	OTHER ASSETS AND LIABILITIES, NET—0.1%	192,073

	NET ASSETS—100.0%	$203,074,756

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—0.8%
$1,000,000	Infirmary Health System, Special Care Facilities Financing Auth., Rev. Bonds,
	Ser. B, 0.24% (LOC: Deutsche Bank A.G.) (Note E)	$1,000,000

	ALASKA—1.2%
1,000,000	City of Anchorage, GO, TANS, 1.50% due 12/29/11	1,008,061
500,000	City of Valdez, Rev. Bonds, Ser. A, (Exxon Proj.) 0.16% (Note E)	500,000

		1,508,061

	ARIZONA—2.5%
3,000,000	Coconino County, Pollution Control Corp., Rev. Bonds, (Public Service Project) 0.28%
	(LOC: JPMorgan Chase Bank) (Note E)	3,000,000

	CALIFORNIA—25.5%
2,000,000	Bay Area Toll Authority, Rev. Bonds, Ser. A, 0.14% (LOC: Barclays Bank) (Note E)	2,000,000
3,750,000	California EFA, Rev. Bonds, Ser. B, 0.19% (Note E)	3,750,000
4,000,000	Los Angeles County Metropolitan Transportation Authority, Rev. Bonds, 0.17%
	(LOC: U.S. Bank N.A.) (Note E)	4,000,000
2,000,000	Sacramento Municipal Utility, TECP, 0.27% due 6/2/11	2,000,000
3,000,000	Sacramento Municipal Utility, TECP, 0.27% due 6/8/11	3,000,000
1,000,000	San Francisco City & County Airports Commission, Rev. Bonds, Ser. A-1, 0.25%
	(LOC: JPMorgan Chase Bank) (Note E)	1,000,000
2,500,000	State of California, TECP, 0.27% due 6/2/11	2,500,000
5,000,000	State of California, TECP, Ser. L, 0.25% due 5/20/11	5,000,000
700,000	State of California, GO, Ser. A-3, 0.23% (LOC: State Street Co.) (Note E)	700,000
500,000	Statewide Communities Development Auth., Rev. Bonds, Ser. A, 0.17%
	(LOC: Wells Fargo Bank N.A.) (Note E)	500,000
2,550,000	Tobacco Securitization Auth. of Northern California, Rev. Bonds, Ser. A, 5.38%	2,561,080
2,500,000	Ventura County Public Financing, TECP, 0.24% due 7/6/11	2,500,000

		29,511,080

	COLORADO—1.0%
1,135,000	Colorado HFA, Rev. Bonds, (Exempla Inc.) 0.23% (LOC: U.S. Bank N.A.) (Note E)	1,135,000

	CONNECTICUT—0.4%
500,000	Connecticut State HEFA, Rev. Bonds, Ser. V-2, (Yale University) 0.20% (Note E)	500,000

	FLORIDA—1.7%
2,000,000	Miami-Dade County, IDA Rev. Bonds, AMT, 0.36% (LOC: JPMorgan Chase Bank, N.A.)
	(Note E)	2,000,000

	GEORGIA—3.5%
4,000,000	Main Street Natural Gas Inc., Rev. Bonds, Ser. A, 0.26% (Note E)	4,000,000

	IDAHO—0.4%
500,000	State of Idaho, Rev. Bonds, TANS, 2.00% due 6/30/11	501,301

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

	ILLINOIS—5.1%
$1,900,000	Fin. Auth., Rev. Bonds, 0.18% (LOC: Northern Trust Co.) (Note E)	$1,900,000
4,000,000	EFA, TECP, 0.30% due 5/5/11	4,000,000

		5,900,000

	INDIANA—3.2%
2,400,000	Fin. Auth., Rev. Bonds, 0.25% (LOC: Wells Fargo Bank N.A.) (Note E)	2,400,000
1,250,000	Fin. Auth., Rev. Bonds, 0.24% (LOC: PNC Bank N.A.) (Note E)	1,250,000

		3,650,000

	IOWA—0.9%
1,000,000	Fin. Auth., Rev. Bonds, 0.26% (LOC: Wells Fargo Bank N.A.) (Note E)	1,000,000

	LOUISIANA—1.5%
1,700,000	Saint Charles Parish, Rev. Bonds, Ser. B, (Shell Oil Co. Proj.) 0.24% (Note E)	1,700,000

	MICHIGAN—3.7%
2,000,000	State of Michigan, GO, Ser. A, 2.00% due 9/30/11	2,013,044
2,300,000	HDA, Rev. Bonds, Ser. B, AMT 0.29% (LOC: Fannie Mae) (Note E)	2,300,000

		4,313,044

	MISSOURI—0.7%
800,000	HEFA, Rev. Bonds, (SESM Health Care), Ser. E, 0.25% (LOC: PNC Bank N.A.) (Note E)	800,000

	MONTANA—0.6%
700,000	City of Forsyth, Rev. Bonds, (Pacificorp. Proj.) 0.24% (LOC: BNP Paribas) (Note E)	700,000

	NEW JERSEY—1.7%
2,000,000	State of New Jersey, Rev. Bonds, TRANS, 2.00% due 6/23/11	2,004,851

	NEW MEXICO—0.9%
1,000,000	State of New Mexico, Rev. Bonds, TRANS, 2.00% due 6/30/11	1,002,784

	NEW YORK—16.7%
300,000	Albany IDA, Rev. Bonds, Ser. A, (South Mall Towers Proj.) 0.27% (Note E)	300,000
700,000	City of New York, GO, Ser. E4, 0.23% (LOC: BNP Paribas) (Note E)	700,000
500,000	Dormitory Authority Rev. Bonds, Ser. B, (Rockefeller University) 0.22% (Note E)	500,000
2,000,000	Dormitory Authority TECP, 0.25% due 6/1/11	2,000,000
100,000	HFA, Rev. Bonds, (Union Square South) 0.26% (Note E)	100,000
2,800,000	HFA, Rev. Bonds, Ser. A, 0.27% (Note E)	2,800,000
2,700,000	IDA, Rev. Bonds, (MSMC Realty Corp.) 0.26% (LOC: JPMorgan Chase Bank) (Note E)	2,700,000
1,000,000	Municipal WFA, Rev. Bonds, Ser B-2, 0.21% (Note E)	1,000,000
2,800,000	Municipal WFA, Rev. Bonds, Ser. CC, 0.18% (Note E)	2,800,000
3,000,000	New York Liberty Development Corp., Rev. Bonds, Ser. A-2,|
	(World Trade Center Proj.) 0.35% (Note E)	3,000,000
3,300,000	New York Power Auth. GO, 0.32% (Note E)	3,300,000
100,000	Triborough Bridge & Tunnel Auth., Rev. Bonds, Ser. B, 0.22%
	(LOC: State Street Co.) (Note E)	100,000

		19,300,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

	OREGON—4.8%
$1,500,000	Clackamas County Hospital Facility Auth., Rev. Bonds, Ser. B, (Legacy Health Systems) 0.24%
	(LOC: U.S. Bank N.A.) (Note E)	$1,500,000
4,000,000	State of Oregon, GO, TANS, Ser. A, 2.00% due 6/30/11	4,011,018

		5,511,018

	PENNSYLVANIA—3.9%
2,000,000	Allegheny County Hosp. Dev. Auth., Rev. Bonds, Ser B-1, (University of Pittsburgh) 0.23%
	(LOC: Deutsche Bank A.G.) (Note E)	2,000,000
1,000,000	Allegheny County Hosp. Dev. Auth., Rev. Bonds, Ser. C, (University of Pittsburgh) 0.24%
	(LOC: PNC Bank N.A.) (Note E)	1,000,000
1,500,000	Berks County Municipal Auth., Rev. Bonds, Ser. A-4, (Reading Hospital) 0.27% (Note E)	1,500,000

		4,500,000

	RHODE ISLAND—0.4%
500,000	Rhode Island Industrial Facilities Corp., Rev. Bonds, (Exxon Proj.) 0.16% (Note E)	500,000

	TEXAS—2.3%
650,000	Greater Texas Foundation, Rev. Bonds, Ser. B, 0.28% (LOC: State Street Co.) (Note E)	650,000
2,000,000	Public Fin. Auth., TECP, 0.31% due 8/4/11	2,000,000

		2,650,000

	UTAH—6.5%
2,300,000	City of Park City UT, Rev. Bonds, (U.S. Ski & Snowboard Association) 0.28%
	(LOC: Wells Fargo Bank N.A.) (Note E)	2,300,000
3,500,000	County of Emery UT, Rev. Bonds, (Pacificorp. Proj.) 0.29% (LOC: Wells Fargo Bank N.A.)
	(Note E)	3,500,000
1,700,000	Utah Housing Corp., Rev. Bonds, (Hsg. Pointe Apts. Proj.) 0.36% (LOC: U.S. Bank N.A.)
	(Note E)	1,700,000

		7,500,000

	VERMONT—1.0%
1,100,000	Vermont Student Assistance Corp., Rev. Bonds, Ser. B-1, 0.25% (LOC: Bank of New York)
	(Note E)	1,100,000

	VIRGINIA—4.1%
2,000,000	Norfolk IDA, TECP, 0.27% due 5/18/11	2,000,000
2,500,000	Norfolk IDA, TECP, 0.31% due 8/3/11	2,500,000
200,000	HFC, Rev. Bonds, (Oak Springs Apartment Proj.) 0.33% (Note E)	200,000

		4,700,000

	WASHINGTON—1.2%
800,000	HFC, Rev. Bonds, (Lake Wash Apartment Proj.) 0.29% (LOC: U.S. Bank N.A.) (Note E)	800,000
600,000	HFC, Rev. Bonds, Ser. A, (Boardwalk Apartments Proj.) 0.29% (Note E)	600,000

		1,400,000

	WISCONSIN—1.6%
1,800,000	State of Wisconsin, Rev. Bonds, TANS, 2.00% due 6/15/11	1,803,380

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

	WYOMING—2.1%
$1,000,000	County of Lincoln, Rev. Bonds, (Pacificorp. Proj.) 0.28% (LOC: Wells Fargo Bank N.A.) (Note E)	$1,000,000
1,500,000	Sweetwater County, TECP, 0.26% due 5/3/11	1,500,000

		2,500,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $115,690,519)—99.9%	115,690,519

	OTHER ASSETS AND LIABILITIES, NET—0.1%	58,437

	NET ASSETS—100.0%	$115,748,956

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—10.7%
$20,000,000	Discount Notes, 0.18%, due 5/2/11 (Notes B, D)	$19,999,900
10,000,000	Discount Notes, 0.17%, due 5/4/11 (Notes B, D)	9,999,863
20,000,000	Discount Notes, 0.10%, due 5/9/11 (Notes B, D)	19,999,556
8,000,000	Discount Notes, 0.19%, due 7/20/11 (Notes B, D)	7,996,711
25,000,000	Notes, 0.11%, due 7/27/11 (Notes A, D)	24,997,602

		82,993,632

	FEDERAL FARM CREDIT BANK—18.4%
17,000,000	Notes, 0.12%, due 5/16/11 (Note A)	17,000,000
25,000,000	Notes, 0.11%, due 5/23/11 (Note A)	25,000,000
6,000,000	Notes, 5.38%, due 7/18/11	6,067,407
10,000,000	Notes, 0.16%, due 9/16/11 (Note A)	10,000,000
25,000,000	Notes, 0.14%, due 9/20/11 (Note A)	25,000,000
20,000,000	Notes, 0.16%, due 10/26/11 (Note A)	20,000,000
15,000,000	Notes, 0.15%, due 12/7/11 (Note A)	14,994,680
24,000,000	Notes, 0.25%, due 4/2/12	23,994,445

		142,056,532

	FEDERAL HOME LOAN BANK—32.6%
22,805,000	Notes, 0.80%, due 5/6/11	22,807,020
10,000,000	Notes, 2.63%, due 5/20/11	10,011,994
8,000,000	Notes, 0.12%, due 5/26/11 (Note A)	7,999,553
12,300,000	Notes, 0.19%, due 5/27/11 (Note A)	12,299,641
4,000,000	Notes, 0.27%, due 6/1/11 (Note A)	4,000,069
10,000,000	Notes, 0.20%, due 7/25/11	9,999,505
5,000,000	Notes, 0.20%, due 7/29/11 (Note A)	5,000,000
32,055,000	Notes, 0.14%, due 8/12/11 (Note A)	32,050,421
10,000,000	Notes, 5.38%, due 8/19/11	10,155,853
22,700,000	Notes, 0.17%, due 9/15/11 (Note A)	22,700,000
25,000,000	Notes, 0.25%, due 10/13/11 (Note A)	25,005,025
25,000,000	Notes, 0.17%, due 10/21/11 (Note A)	25,001,277
15,000,000	Notes, 0.75%, due 11/21/11	15,045,398
25,000,000	Notes, 0.17%, due 1/18/12 (Note A)	25,003,629
20,000,000	Notes, 0.19%, due 1/19/12 (Note A)	20,000,000
5,000,000	Notes, 0.19%, due 2/2/12 (Note A)	5,000,000

		252,079,385

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

	FREDDIE MAC—30.1%
$15,000,000	Discount Notes, 0.14%, due 5/24/11 (Notes B, D)	$14,998,706
50,000,000	Discount Notes, 0.13%, due 6/14/11 (Notes B, D)	49,992,056
30,335,000	Discount Notes, 0.13%, due 6/20/11 (Notes B, D)	30,329,734
17,000,000	Discount Notes, 0.22%, due 6/22/11 (Notes B, D)	16,994,598
35,000,000	Discount Notes, 0.08%, due 7/27/11 (Notes B, D)	34,993,233
15,000,000	Discount Notes, 0.15%, due 8/2/11 (Notes B, D)	14,994,188
10,000,000	Discount Notes, 0.17%, due 9/19/11 (Notes B, D)	9,993,342
50,000,000	Discount Notes, 0.13%, due 9/26/11 (Notes B, D)	49,973,278
10,000,000	Notes, 0.18%, due 12/14/11 (Notes A, D)	10,000,015

		232,269,150

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—91.8%	709,398,699

	U.S. TREASURY OBLIGATIONS—5.2%
20,000,000	U.S. Treasury Bill, 0.11%, due 5/5/11 (Note B)	19,999,942
10,000,000	U.S. Treasury Note, 4.63%, due 8/31/11	10,145,751
10,000,000	U.S. Treasury Note, 1.00%, due 8/31/11	10,023,854

		40,169,547

	REPURCHASE AGREEMENTS—2.9%
22,348,000	Deutsche Bank Securities Inc.
	• 0.03% dated 4/29/11, due 5/2/11 in the amount of $22,348,056
	• fully collateralized by various U.S. government obligations, coupon range 0.00%-6.00%,
	maturity range 5/4/11-2/15/26, value $22,795,024	22,348,000

	TOTAL INVESTMENTS (Cost $771,916,246)—99.9%	771,916,246

	OTHER ASSETS AND LIABILITIES, NET—0.1%	530,844

	NET ASSETS—100.0%	$772,447,090

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT
		VALUE

	U.S. TREASURY OBLIGATIONS—47.5%
$10,000,000	U.S. Treasury Bill, 0.15%, due 5/5/11 (Note B)	$9,999,839
10,000,000	U.S. Treasury Bill, 0.15%, due 5/12/11 (Note B)	9,999,557
10,000,000	U.S. Treasury Bill, 0.16%, due 5/19/11 (Note B)	9,999,228
10,000,000	U.S. Treasury Bill, 0.15%, due 5/26/11 (Note B)	9,998,993
10,000,000	U.S. Treasury Bill, 0.10%, due 6/23/11 (Note B)	9,998,609
10,000,000	U.S. Treasury Bill, 0.10%, due 6/30/11 (Note B)	9,998,333
10,000,000	U.S. Treasury Bill, 0.04%, due 7/14/11 (Note B)	9,999,137
10,000,000	U.S. Treasury Bill, 0.04%, due 7/21/11 (Note B)	9,999,044
20,000,000	U.S. Treasury Bill, 0.15%, due 7/28/11 (Note B)	19,992,801
10,000,000	U.S. Treasury Bill, 0.06%, due 8/4/11 (Note B)	9,998,403
10,000,000	U.S. Treasury Bill, 0.14%, due 8/18/11 (Note B)	9,995,928
20,000,000	U.S. Treasury Bill, 0.21%, due 8/25/11 (Note B)	19,986,612
10,000,000	U.S. Treasury Bill, 0.14%, due 9/1/11 (Note B)	9,995,148
10,000,000	U.S. Treasury Bill, 0.13%, due 9/8/11 (Note B)	9,995,251
10,000,000	U.S. Treasury Bill, 0.14%, due 9/15/11 (Note B)	9,994,691
10,000,000	U.S. Treasury Bill, 0.24%, due 9/22/11 (Note B)	9,990,540
10,000,000	U.S. Treasury Note, 0.88%, due 5/31/11	10,004,812
5,000,000	U.S. Treasury Note, 4.63%, due 8/31/11	5,072,876
5,000,000	U.S. Treasury Note, 1.00%, due 9/30/11	5,016,964
5,000,000	U.S. Treasury Note, 4.63%, due 10/31/11	5,110,310
5,000,000	U.S. Treasury Note, 4.88%, due 2/15/12	5,179,258

		210,326,334

	REPURCHASE AGREEMENTS—52.5%
108,153,000	Barclays Capital Inc.
	• 0.03% dated 4/29/11, due 5/2/11 in the amount of $108,153,270
	• fully collateralized by a $109,551,800 U.S. Treasury Note, coupon 0.88%,
	maturity 2/29/12, value $110,316,102	108,153,000
75,000,000	Deutsche Bank Securities Inc.
	• 0.02% dated 4/29/11, due 5/2/11 in the amount of $75,000,188
	• fully collateralized by a $76,101,800 U.S. Treasury Bond, coupon 4.38%,
	maturity 2/15/38, value $76,500,004	75,000,000
50,000,000	RBC Capital Markets Corp.
	• 0.02% dated 4/29/11, due 5/2/11 in the amount of $50,000,083
	• fully collateralized by various U.S. Treasury obligations, coupon range 0.00%-2.75%,
	maturity range 5/26/11-12/31/17, value $51,000,082	50,000,000

		233,153,000

	TOTAL INVESTMENTS (Cost $443,479,334)—100.0%	443,479,334

	OTHER ASSETS AND LIABILITIES, NET—0.0%	218,377

	NET ASSETS—100.0%	$443,697,711

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Sustainability Fund • Schedule of Investments
April 30, 2011 (Unaudited)

SHARES		VALUE

	COMMON STOCK

	AUSTRALIA—5.9%
75,200	Alumina Ltd.	$186,318
8,400	Australia & New Zealand Banking Group Ltd.	223,132
71,900	Lynas Corp. Ltd.*	164,742
40,700	Talison Lithium Ltd.*	215,116

		789,308

	AUSTRIA—0.6%
1,700	Verbund AG	76,853

	BELGIUM—1.1%
2,500	Umicore SA	143,379

	BRAZIL—1.7%
7,600	Banco Santander Brasil SA	88,236
3,700	Petroleo Brasileiro SA	138,121

		226,357

	CANADA—5.3%
7,400	5N Plus Inc.*	72,592
1,500	Agnico-Eagle Mines Ltd.	104,524
156,500	Azure Dynamics Corp.*	49,630
45,000	Great Western Minerals Group Ltd.*	38,055
1,800	Kinross Gold Corp.	28,541
3,900	Potash Corp.	220,354
4,200	Suncor Energy Inc.	193,617

		707,313

	CHINA—2.0%
16,500	Ping An Insurance Group Co.	179,429
2,200	Suntech Power Holdings Co. Ltd.*	19,734
2,300	Trina Solar Ltd.*	65,527

		264,690

	DENMARK—1.6%
6,149	Vestas Wind Systems*	218,394

	FRANCE—5.5%
1,270	BNP Paribas	100,495
800	LVMH Moet Hennessy Louis Vuitton SA	143,657
4,790	Saft Groupe SA	219,914
3,400	Sechilienne-Sidec	99,449
2,650	Total SA	169,623

		733,138

	GERMANY—2.9%
500	Allianz SE	78,715
1,500	Bayer AG	131,846
700	Wacker Chemie AG	173,440

		384,001

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Sustainability Fund • Schedule of Investments
April 30, 2011 (Unaudited)

SHARES		VALUE

	ITALY—4.5%
39,300	Enel Green Power SpA*	$116,523
54,100	Landi Renzo SpA	198,382
74,049	Piaggio & C SpA	289,520

		604,425

	JAPAN—4.1%
8,200	Asahi Holdings Inc. (Note G)	169,941
5,500	Daiseki Co. Ltd. (Note G)	116,761
500	FANUC Corp. (Note G)	83,715
6,000	Kubota Corp. (Note G)	57,540
15	Osaka Securities Exchange Co. Ltd. (Note G)	76,628
1,000	Toyota Motor Corp. (Note G)	39,899

		544,484

	NETHERLANDS—2.1%
6,000	Koninklijke Philips Electronics NV	177,898
1,300	Nutreco NV	101,174

		279,072

	NORWAY—1.2%
5,500	Statoil ASA	161,000

	SPAIN—1.6%
3,800	EDP Renovaveis SA*	29,265
19,400	Gamesa Corp. Tecnologica SA*	182,358

		211,623

	SWITZERLAND—5.4%
5,643	Credit Suisse Group AG	256,476
3,100	Nestle SA	192,473
2,100	Novartis AG	124,679
900	Roche Holding AG	145,994

		719,622

	UNITED KINGDOM—13.0%
29,000	Barclays (Note G)	137,838
12,300	BG Group (Note G)	316,680
7,000	Diageo (Note G)	142,374
11,300	HSBC Holdings (Note G)	123,234
3,400	Johnson Matthey (Note G)	113,871
17,600	Man Group (Note G)	73,638
3,370	Rio Tinto (Note G)	245,843
5,100	Rotork (Note G)	146,522
22,500	Tesco (Note G)	151,662
13,100	United Utilities Group (Note G)	138,402
47,300	Vodafone Group (Note G)	136,707

		1,726,771

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Sustainability Fund • Schedule of Investments
April 30, 2011 (Unaudited)

SHARES		VALUE

	UNITED STATES—39.2%
1,200	3M Co	$116,652
3,600	Abbott Laboratories	187,344
6,600	Clean Energy Fuels Corp.*	112,464
1,100	Clean Harbors Inc.*	108,350
3,100	Coca-Cola Co.	209,126
500	Cree Inc.*	20,370
1,100	First Solar Inc.*	153,527
1,500	Flowserve Corp.	189,930
4,100	Freeport-McMoRan Copper & Gold Inc.	225,623
1,800	Fuel Systems Solutions Inc.*	53,505
2,200	General Electric Co.	44,990
1,400	Goldman Sachs Group Inc.	211,414
300	Google Inc.*	163,230
8,700	Horsehead Holding Corp.*	137,199
6,600	Intel Corp.	153,054
800	International Business Machines Corp.	136,464
2,700	ITT Corp.	156,033
2,200	Johnson Controls Inc.	90,200
4,200	JPMorgan Chase & Co.	191,646
4,300	Kraft Foods Inc.	144,394
3,300	Lindsay Corp.	241,956
4,300	LKQ Corp.*	108,446
2,900	McDonald's Corp.	227,099
9,400	MEMC Electronic Materials Inc.*	111,202
1,600	Molycorp Inc.*	117,280
1,900	NextEra Energy Inc.	107,483
2,800	NIKE Inc.	230,496
1,300	PepsiCo. Inc.	89,557
2,000	Praxair Inc.	212,840
1,700	Procter & Gamble Co.	110,330
3,300	Quest Diagnostics Inc.	186,054
1,700	Schlumberger Ltd.	152,574
6,100	Tesla Motors Inc.*	168,360
3,000	Veeco Instruments Inc.*	153,390
4,500	Verizon Communications Inc.	170,010

		5,192,592

	TOTAL COMMON STOCK—97.7%	12,983,022

	TOTAL INVESTMENTS (Cost $11,023,141)—97.7%	12,983,022

	OTHER ASSETS AND LIABILITIES, NET—2.3%	311,839

	NET ASSETS—100.0%	$13,294,861

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Investment Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)
			VALUE

	CORPORATE OBLIGATIONS

	BANKS—12.7%
$115,000	Bank of New York Mellon Corp., MTN, due 11/1/11	5.13	$117,760
235,000	Northern Trust Corp. due 8/29/11	5.30	238,620
297,000	Wells Fargo & Co., due 8/1/11	6.38	301,180
255,000	Westpac Banking Corp., due 11/19/12	2.25	259,891

			917,451

	FINANCIALS—9.6%
109,000	Credit Suisse USA Inc., due 11/15/11	6.13	112,289
107,000	Credit Suisse USA Inc., due 8/16/11	5.50	108,560
175,000	General Electric Capital Corp., Ser. A, MTN, due 3/3/12	4.38	180,748
155,000	JPMorgan Chase & Co., due 6/1/11	5.60	155,617
132,000	JPMorgan Chase & Co., due 1/15/12	4.50	135,693

			692,907

	INDUSTRIALS—24.9%
240,000	Abbott Laboratories, due 5/15/11	5.60	240,408
256,000	AstraZeneca, due 9/15/12	5.40	272,544
51,000	Colgate-Palmolive Co., Ser. E, MTN, due 4/25/12	5.98	53,713
300,000	Merck & Co. Inc., due 6/30/11	1.88	300,799
132,000	Pfizer Inc., due 3/15/12	4.45	136,555
300,000	Procter & Gamble International Funding due 8/26/11	1.35	301,474
137,000	Shell International Finance, due 3/22/12	4.95	142,659
101,000	Shell International Finance, due 9/22/11	1.30	101,433
240,000	Wal-Mart Stores Inc., due 4/5/12	5.00	249,427

			1,799,012

	TOTAL CORPORATE OBLIGATIONS—47.2%		3,409,370

	U.S. TREASURY OBLIGATIONS—20.9%
800,000	U.S. Treasury Note, due 5/15/13	1.38	812,064
700,000	U.S. Treasury Note, due 12/31/12	0.63	701,695

			1,513,759

	U.S. GOVERNMENT AGENCY OBLIGATIONS—9.3%
25,000	Fannie Mae, due 7/14/11 (Note D)	3.64	25,173
27,000	Fannie Mae, due 5/19/11 (Note D)	3.38	27,043
50,000	Federal Farm Credit Bank, due 10/3/11	5.00	51,025
25,000	Federal Farm Credit Bank, due 12/22/11	4.95	25,747
85,000	Federal Farm Credit Bank, due 12/8/11	4.63	87,117
10,000	Federal Farm Credit Bank, due 4/25/12	4.40	10,399
15,000	Federal Farm Credit Bank, due 12/29/11	4.25	15,392
15,000	Federal Farm Credit Bank, due 2/13/12	3.30	15,352
25,000	Federal Farm Credit Bank, due 5/19/11	3.15	25,036

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Investment Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)
			VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$50,000	Federal Farm Credit Bank, due 10/28/11	0.57	$50,100
25,000	Federal Home Loan Bank, due 9/9/11	5.00	25,420
25,000	Federal Home Loan Bank, due 11/15/11	4.88	25,622
25,000	Federal Home Loan Banks due 11/18/11	4.88	25,628
50,000	Federal Home Loan Bank, due 12/9/11	4.75	51,316
25,000	Federal Home Loan Bank, due 8/15/11	4.38	25,306
10,000	Federal Home Loan Bank, due 5/26/11	3.95	10,026
10,000	Federal Home Loan Bank, due 2/13/12	3.50	10,250
35,000	Federal Home Loan Bank, due 6/10/11	3.38	35,121
25,000	Federal Home Loan Bank, due 5/20/11	2.63	25,032
25,000	Federal Home Loan Bank, due 12/28/11	1.15	25,144
10,000	Federal Home Loan Bank, due 12/9/11	1.13	10,052
25,000	Federal Home Loan Bank, due 11/23/11	0.30	25,013
44,000	Freddie Mac, due 9/15/11 (Note D)	5.50	44,877

			671,191

	CERTIFICATES OF DEPOSIT—7.0%
200,000	Bank of Montreal, due 6/17/11 (Note A)	0.37	199,998
300,000	U.S. Bank, N.A., due 8/1/11	6.38	304,409

			504,407

	REGIONAL GOVERNMENT OBLIGATIONS—3.5%
50,000	Hydro Quebec, due 5/11/11	6.30	50,050
200,000	Province of Ontario, due 10/18/11	5.00	204,322

			254,372

	REPURCHASE AGREEMENT—11.9%
862,000	Deutsche Bank Securities Inc.
	• 0.03% dated 4/29/11, due 5/2/11 in the amount of $862,002
	• fully collateralized by a $883,000 U.S. Government obligation,
	coupon 1.88%, maturity 6/23/15, value $879,804	0.03	862,000

	TOTAL INVESTMENTS (Cost $7,207,939)—99.8%		7,215,099

	OTHER ASSETS AND LIABILITIES, NET—0.2%		13,891

	NET ASSETS—100.0%		$7,228,990

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)
			VALUE

	CORPORATE OBLIGATIONS

	BANKS—13.5%
$354,000	Bank of America Corp., due 5/15/14	7.38	$403,533
1,552,000	Bank of America Corp., due 9/15/12	4.88	1,625,245
750,000	Bank of New York Mellon Corp., MTN, due 11/1/12	4.95	796,555
750,000	Bank of Nova Scotia, due 1/22/13	2.25	768,461
764,000	Barclays Bank, due 9/12/12	5.45	809,754
1,000,000	Canadian Imperial Bank, due 2/4/13 (Note C)	2.00	1,019,876
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank, due 8/17/12 (Note C)	2.65	1,024,618
408,000	Deutsche Bank, MTN, due 5/20/13	4.88	435,534
1,100,000	Regions Bank, MTN, due 12/9/11 (Note F)	3.25	1,120,361
1,450,000	Royal Bank of Canada, due 1/15/14	1.13	1,446,159
825,000	U.S. Bankcorp., MTN, due 9/13/13	1.38	827,757
500,000	Wells Fargo & Co. due 1/31/13	4.38	527,862

			10,805,715

	FINANCIALS—14.8%
900,000	Ally Financial Inc., due 10/30/12 (Note F)	1.75	917,581
781,000	Caterpillar Financial Services Corp., MTN, due 9/30/13	6.20	873,539
525,000	Caterpillar Financial Services Corp., due 12/20/13	1.55	528,942
1,000,000	Citigroup Inc., due 12/9/11	2.88	1,015,848
840,000	Credit Suisse USA Inc., due 1/15/12	6.50	875,121
725,000	ERP Operating LP, due 3/15/12	6.63	760,020
250,000	General Electric Capital Corp., MTN, due 4/10/12	5.00	260,510
500,000	General Electric Capital Corp., due 1/8/13	2.80	513,273
1,600,000	General Electric Capital Corp., MTN, due 8/11/15 (Note A)	2.50	1,594,469
500,000	General Electric Capital Corp., MTN, due 3/12/12 (Note F)	2.25	508,468
350,000	General Electric Capital Corp., MTN, due 11/1/12 (Note A)	0.43	349,636
550,000	General Electric Capital Corp., MTN, due 12/20/13 (Note A)	0.43	543,727
750,000	John Deere Capital Corp., due 6/17/13	1.88	763,646
1,400,000	JPMorgan Chase & Co., due 10/1/12	5.38	1,485,483
800,000	Metropolitan Life Global Funding I, due 9/17/12 (Note C)	2.88	817,344

			11,807,607

	FOREIGN GOVERNMENTS—3.3%
250,000	Export Development Canada, MTN, due 3/19/12	2.38	254,607
1,000,000	Province of New Brunswick, Canada, due 8/15/13	6.75	1,116,930
500,000	Province of Ontario, due 7/15/13	3.50	528,519
750,000	Province of Ontario, due 11/19/12	1.88	764,966

			2,665,022

	GAS TRANSMISSION—2.6%
500,000	Kinder Morgan Energy Partners, due 12/15/13	5.00	543,514
335,000	Nova Gas Transmission, Ltd., due 12/15/12	8.50	371,143
1,105,000	TransCanada PipeLines, Ltd., due 5/15/12	8.63	1,194,903

			2,109,560

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)
			VALUE

	INDUSTRIALS—20.3%
$1,000,000	Abbott Laboratories, due 11/30/12	5.15	$1,070,495
750,000	Anheuser-Busch Worldwide Inc., due 10/15/12	3.00	772,072
750,000	Anheuser-Busch Worldwide Inc., due 3/26/13	2.50	768,726
780,000	Apache Corp., due 4/15/12	6.25	821,267
750,000	Bottling Group LLC, due 11/15/12	4.63	794,263
500,000	Canadian Natural Resources Ltd., due 10/1/12	5.45	530,213
250,000	Canadian Natural Resources Ltd., due 2/1/13	5.15	266,952
1,000,000	Coca-Cola Co. due 11/15/13	0.75	991,843
213,000	Colgate-Palmolive Co., MTN, due 5/15/13	4.20	227,562
650,000	Comcast Cable Communications, due 6/15/13	7.13	726,752
1,100,000	ConocoPhillips, due 10/15/12	4.75	1,164,403
589,000	CVS Caremark Corp., due 8/15/11	5.75	597,691
267,000	CVS Caremark Corp., due 9/15/14	4.88	292,981
1,425,000	Daimler Finance N.A., due 11/15/13	6.50	1,595,306
500,000	Diageo Capital PLC, due 1/30/13	5.20	535,918
750,000	Home Depot Inc., due 12/16/13	5.25	821,522
200,000	Husky Energy Inc., due 6/15/14	5.90	222,372
95,000	Kraft Foods Inc., due 6/1/12	6.25	100,532
78,000	Kraft Foods Inc., due 11/1/11	5.63	79,876
1,000,000	Lockheed Martin Corp., due 3/14/13	4.12	1,059,494
1,144,000	McDonald's Corp., MTN, due 3/1/13	4.30	1,219,279
600,000	Pfizer Inc., due 3/15/12	4.45	620,705
300,000	Rogers Communications Inc., due 6/15/13	6.25	331,172
556,000	Wyeth, due 3/15/13	5.50	603,039

			16,214,435

	TELECOMMUNICATION SERVICES—1.4%
240,000	AT&T Corp., due 11/15/11	7.30	248,595
360,000	AT&T Inc., due 2/1/12	5.88	374,053
500,000	AT&T Inc., due 1/15/13	4.95	532,509

			1,155,157

	TRANSPORTATION SERVICES—1.6%
732,000	Union Pacific Corp., due 1/15/12	6.13	759,013
495,000	Union Pacific Corp., due 1/31/13	5.45	532,538

			1,291,551

	UTILITY SERVICES—2.8%
750,000	Consolidated Edison Co of New York Inc. due 2/1/13	4.88	795,704
697,000	Duke Energy Carolinas LLC, due 11/30/12	5.63	746,327
692,000	Virginia Electric and Power Co., due 11/30/12	5.10	737,008

			2,279,039

	TOTAL CORPORATE OBLIGATIONS—60.3%		48,328,086

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)
			VALUE

	U.S. TREASURY OBLIGATIONS—23.0%
$299,433	United States Treasury Inflation Indexed Bonds, due 1/15/14	2.00	$329,352
2,641,658	United States Treasury Inflation Indexed Bonds, due 7/15/14	2.00	2,934,303
4,525,000	U.S. Treasury Note, due 6/15/12	1.88	4,605,599
2,450,000	U.S. Treasury Note, due 3/15/13	1.38	2,487,044
3,725,000	U.S. Treasury Note, due 12/15/12	1.13	3,765,889
4,325,000	U.S. Treasury Note, due 9/15/13	0.75	4,323,651

			18,445,838

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS

	FANNIE MAE—6.0%
17,777	MBS Pools, due 2/1/25 (Note D)	10.00	18,594
10,473	MBS Pools, due 8/1/22 (Note D)	9.50	12,246
36,772	MBS Pools, due 6/1/15 (Note D)	9.00	38,267
55,511	MBS Pools, due 9/1/15 (Note D)	8.50	60,745
7,466	MBS Pools, due 4/1/15 (Note D)	8.00	7,573
21,073	MBS Pools, due 5/1/15 (Note D)	8.00	23,354
53,958	MBS Pools, due 6/1/15 (Note D)	8.00	59,449
67,470	MBS Pools, due 6/1/15 (Note D)	8.00	74,774
28,071	MBS Pools, due 9/1/15 (Note D)	8.00	30,626
22,074	MBS Pools, due 10/1/15 (Note D)	8.00	24,463
25,177	MBS Pools, due 11/1/15 (Note D)	8.00	27,902
35,727	MBS Pools, due 1/1/16 (Note D)	8.00	39,573
16,473	MBS Pools, due 7/1/13 (Note D)	7.50	17,523
1,941	MBS Pools, due 3/1/15 (Note D)	7.50	2,150
4,116	MBS Pools, due 3/1/15 (Note D)	7.50	4,505
86,773	MBS Pools, due 4/1/15 (Note D)	7.50	96,108
6,150	MBS Pools, due 6/1/16 (Note D)	7.50	6,812
35,935	MBS Pools, due 11/1/14 (Note D)	7.00	38,557
39,336	MBS Pools, due 12/1/15 (Note D)	7.00	42,592
1,790	MBS Pools, due 1/1/16 (Note D)	7.00	1,946
20,008	MBS Pools, due 1/1/16 (Note D)	7.00	21,751
43,455	MBS Pools, due 3/1/16 (Note D)	7.00	48,176
50,459	MBS Pools, due 9/1/16 (Note D)	7.00	54,857
158,280	MBS Pools, due 6/1/17 (Note D)	7.00	175,478
852	MBS Pools, due 1/1/13 (Note D)	6.50	881
458	MBS Pools, due 3/1/13 (Note D)	6.50	474
29,256	MBS Pools, due 3/1/14 (Note D)	6.50	32,156
11,773	MBS Pools, due 9/1/14 (Note D)	6.50	12,940
737	MBS Pools, due 12/1/14 (Note D)	6.50	810
29,095	MBS Pools, due 5/1/15 (Note D)	6.50	31,979
7,975	MBS Pools, due 1/1/16 (Note D)	6.50	8,765
13,874	MBS Pools, due 2/1/16 (Note D)	6.50	15,249
758	MBS Pools, due 8/1/16 (Note D)	6.50	799
1,467	MBS Pools, due 3/1/17 (Note D)	6.50	1,618
89,049	MBS Pools, due 11/1/17 (Note D)	6.50	97,874
857	MBS Pools, due 4/1/14 (Note D)	6.00	935

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)
			VALUE

	FANNIE MAE (continued)
$851	MBS Pools, due 8/1/14 (Note D)	6.00	$928
177,093	MBS Pools, due 9/1/17 (Note D)	6.00	193,726
226,939	MBS Pools, due 8/1/19 (Note D)	6.00	248,466
754,975	MBS Pools, due 6/1/23 (Note D)	6.00	826,356
210,421	MBS Pools, due 6/1/18 (Note D)	5.50	228,846
320,249	MBS Pools, due 6/1/22 (Note D)	5.50	347,523
14,284	MBS Pools, due 6/1/23 (Note D)	5.50	15,564
315,932	MBS Pools, due 1/1/24 (Note D)	5.50	342,839
1,044,546	MBS Pools, due 6/1/24 (Note D)	5.50	1,133,400
56,509	MBS Pools, due 3/1/23 (Note D)	5.00	60,371
228,694	MBS Pools, due 5/1/23 (Note D)	4.00	237,855

			4,768,375

	FREDDIE MAC—2.3%
9,906	MBS Pools, due 7/1/20 (Note D)	12.00	11,047
7,967	MBS Pools, due 6/1/16 (Note D)	9.00	9,022
31,347	MBS Pools, due 5/1/15 (Note D)	8.00	34,498
21,866	MBS Pools, due 6/1/15 (Note D)	8.00	24,044
11,359	MBS Pools, due 9/1/15 (Note D)	8.00	12,500
6,866	MBS Pools, due 2/1/17 (Note D)	8.00	7,789
49,631	MBS Pools, due 12/1/14 (Note D)	7.00	52,360
34,318	MBS Pools, due 3/1/16 (Note D)	7.00	36,206
10,211	MBS Pools, due 6/1/14 (Note D)	6.50	10,817
3,307	MBS Pools, due 7/1/14 (Note D)	6.50	3,613
1,018	MBS Pools, due 8/1/14 (Note D)	6.50	1,112
16,009	MBS Pools, due 9/1/14 (Note D)	6.50	16,998
23,969	MBS Pools, due 4/1/17 (Note D)	6.50	25,994
54,802	MBS Pools, due 2/1/19 (Note D)	6.50	59,873
355	MBS Pools, due 8/1/17 (Note D)	6.00	386
177,244	MBS Pools, due 8/1/24 (Note D)	6.00	192,340
7,914	MBS Pools, due 4/1/13 (Note D)	5.50	8,092
456,724	MBS Pools, due 12/1/17 (Note D)	5.50	495,504
502,326	MBS Pools, due 11/1/18 (Note D)	5.50	546,547
144,427	MBS Pools, due 1/1/21 (Note D)	5.50	157,864
41,654	MBS Pools, due 5/1/18 (Note D)	4.50	43,729
119,496	MBS Pools, due 1/1/25 (Note D)	4.50	126,080

			1,876,415

	GINNIE MAE—3.4%
1,324	MBS Pools, due 9/15/13	7.50	1,350
795,883	MBS Pools, due 12/15/23	7.00	873,432
65,349	MBS Pools, due 12/15/28	7.00	75,440
11,712	MBS Pools, due 10/15/14	6.50	12,821
15,693	MBS Pools, due 4/15/16	6.50	17,180
3,212	MBS Pools, due 5/15/17	6.50	3,523
45,610	MBS Pools, due 3/15/23	6.50	50,044
25,753	MBS Pools, due 7/15/23	6.50	28,256
597	MBS Pools, due 7/15/29	6.50	677
29,241	MBS Pools, due 2/15/14	6.00	31,843
180,264	MBS Pools, due 12/15/16	6.00	196,415

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)
			VALUE

	GINNIE MAE (continued)
$128,301	MBS Pools, due 5/15/17	6.00	$139,856
65,770	MBS Pools, due 6/15/18	6.00	71,414
122,765	MBS Pools, due 5/15/21	6.00	134,014
949,744	MBS Pools, due 9/15/23	6.00	1,033,947
26,279	MBS Pools, due 6/15/14	5.50	28,569

			2,698,781

	TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—11.7%		9,343,571

	CERTIFICATE OF DEPOSIT—0.3%
250,000	Bank of Nova Scotia, due 3/5/12 (Note A)	0.56	250,408

	REPURCHASE AGREEMENT—3.4%
2,765,000	Deutsche Bank Securities Inc.
	• 0.03% dated 4/29/11, due 5/2/11 in the amount of $2,765,007
	• fully collateralized by a $2,845,000 U.S. Government obligation,
	coupon 4.35%, maturity 7/19/24, value $2,823,928	0.03	2,765,000

	TOTAL INVESTMENTS (Cost $78,411,739)—98.7%		79,132,903

	OTHER ASSETS AND LIABILITIES, NET—1.3%		1,064,200

	NET ASSETS—100.0%		$80,197,103

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Schedules of Investments — April 30, 2011 (Unaudited)

*	Non-income producing security.

(A)	Variable rate security. The rate shown is the current rate on April 30, 2011. Date shown represents the next interest reset date.

(B)	The rate shown is the effective yield at time of purchase.

(C)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2011, these securities amounted to $22,991,136 or 11.32% of net assets of the TDAM Institutional Money Market Fund, and $2,861,838 or 3.57% of net assets of the TDAM Short-Term Bond Fund. These securities have been deemed liquid by the Board of Directors.

(D)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(E)	Security is payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on April 30, 2011.

(F)	Guaranteed by the Federal Deposit Insurance Corporation as a part of the Treasury Guarantee Program.

(G)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of securities as of April 30, 2011 was $2,271,255 and represents 17.08% of net assets.

Description of Abbreviations April 30, 2011

AMT	Alternative Minimum Tax
EFA	Education Facilities Authority
Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corp.
Ginnie Mae	Government National Mortgage Association
GO	General Obligation
GTY	Guarantee
HDA	Housing Development Authority
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
HFC	Housing & Finance Commission
IDA	Industrial Development Authority
IDC	Industrial Development Corporation
LOC	Letter of Credit
MBS	Mortgage Backed Security
MTN	Medium Term Note
PFA	Public Finance Authority
TANS	Tax Anticipation Notes
TRANS	Tax & Revenue Anticipation Note
TECP	Tax-Exempt Commercial Paper
WFA	Water Financing Authority

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2011
(Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Company (the “Independent Directors”), met to consider approval of the continuance of the Investment Management Agreement between the Company, on behalf of each Fund, and TDAM USA (the “Investment Manager”), at a meeting held on March 24, 2011. In its review, the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each Fund and class, as applicable, in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund or class, where applicable, compared to a peer group of funds; (iii) the economic outlook and the general investment outlook in the markets; (iv) information on the Investment Manager’s profitability with respect to each Fund, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (vi) information about the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement for the Company.

The matters discussed below were considered by the Board. During the meeting, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board considered data on performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager, for each Fund for the fiscal year ended October 31, 2010. The Board also considered updated performance information provided to it by the Investment Manager at its March 2011 meeting. Performance and other information may be different as of the date of this report.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Fund and class (before and after any fee waivers and expense reimbursements) for the fiscal year ended October 31, 2010 against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper indicating that, with respect to the fees and expense ratios of each Fund for the fiscal year ended October 31, 2010, the investment management fee rate of each Fund, both before and after fee waivers and expense reimbursements, was below the median investment management fee rate of its peer group, with the exception of (a) the Institutional U.S. Government Fund’s investment management fee rate after waivers, which was above the median actual investment management fee rate of the Institutional U.S. Government – Institutional Class, Institutional Service Class and Commercial Class peer groups, and (b) the Institutional Treasury Obligations Money Market Fund’s investment management fee rate after fee waivers, which was above the median actual investment management fee rate of the Institutional Treasury Obligations Money Market Fund – Commercial Class peer group.

The Board noted that each Fund’s or class’, as applicable, total gross expense ratio was above the median total gross expense ratio of its respective peer group, except the total gross expense ratio of the Institutional Class of each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund and the Institutional U.S. Government Fund, and the total gross expense ratio of the Institutional Service Class of each of the Institutional Money Market Fund and the Institutional Treasury Obligations Money Market Fund were each lower than the median total gross expense ratio of their respective peer groups. The Board also noted that each Fund’s or class’, as applicable, total net expense ratio or estimated total net expense ratio, as applicable, was below the median total net expense ratio of its respective peer group, with the exception of the total net expense ratio of the Commercial Class of the Institutional Treasury Obligations Money Market Fund which was higher than the median total net expense ratio of its peer group and the total net expense ratio of the Short-Term Investment Fund which was the same as the median total net expense ratio of its peer group. The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates to support yields which tended, in most cases, to account for the differential between the relevant Fund’s or class’ total net expense ratio and that of its peer group.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services provided to the Funds and noted that such staff was sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund, as well as the performance of a group of comparable funds selected by Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Fund, as well as the performance of a group of comparable funds selected by the Investment Manager. The Board noted that the one-year performance of each Fund, except the Short-Term Investment Fund, the Short-Term Bond Fund and the Global Sustainability Fund, was generally above the median performance of its respective peer group, while the three-year performance of each Fund, was generally below the median performance of its peer group. The Board noted that the performance of each of the Short-Term Investment Fund and the Short-Term Bond Fund was generally below the median performance of its peer group. The Board also noted that the performance of the Global Sustainability Fund was significantly lower than the median performance of its peer group. The Board also noted that in many instances where a Fund underperformed its peer group, it had only slightly underperformed. The Board also observed that the conservative approach in which the money market Funds were being managed, with an emphasis on safety and liquidity, contributed to the lower performance of the Funds. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to the management of the Company. The Board was presented with a report prepared by management and an independent consultant reviewing the Investment Manager’s profitability. On the basis of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based.

The Board considered the profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Company and concluded that the amount of profit was not unreasonable in light of the services provided to the Company.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Company, whether the Company had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund contains breakpoints and, accordingly, reflects the potential for sharing economies of scale with shareholders as each such Fund grows. The Board concluded that potential economies of scale would be passed on to the money market Fund the shareholders in the form of breakpoints to the advisory fee rate. The Board considered that economies of scale may be shared in a number of ways, including through the advisory fee rate and fee and expense waivers and reimbursements. The Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Funds, including for example, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board noted that administrative fees were not charged by the Administrator. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Company.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Funds, such as those noted above, were not unreasonable.

The Board concluded, in light of a weighing and balancing of all factors considered (including those described above), that it was in the best interests of each Fund to approve the continuance of the Investment Management Agreement.

Directors and Officers Information
(Unaudited)

The following table contains certain information regarding the Company’s Directors and Executive Officers. Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director”. The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds, Inc., Shareholder Services, P.O. Box 182300, Columbus, OH, 43218-2300, or by calling 1-866-416-4031.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††

Independent Directors

PETER B.M. EBY c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 72	Director	Since 6/6/02	Retired.	12	Director of Leon’s Furniture Limited since May 1977; Director of Sixty-Split Corp. since March 2001; Director of George Weston Limited since May 2000.

LAWRENCE J. TOAL c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 73	Chairman and Director	Since 12/12/95	President and Chief Executive Officer of Dime Bancorp, Inc. from July 2000 through February 2002; Chairman, President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through June 2000; and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 through February 2002.	12	None.

JAMES E. KELLY c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 59	Director	Since 12/18/08	Consultant and financial services attorney since June 2002; teacher at Empire State College since 2008; senior advisor to New York State Banking Department during 2009; Chief Financial Officer of Brooklyn Academy of Music, Inc. during 2007; Consultant and Chief Operating Officer to the Health Care Chaplaincy from 2003 to 2006; Trustee of Albany Law School since 2000; and Executive Vice President and General Counsel of Dime Bancorp, Inc. from January 1998 through May 2002.	12	None.

DONALD J. HERREMA c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 58	Director	Since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm), 2004; Senior Advisor of Stone Point Capital (private equity investment firm) since 2008; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008; Chairman and CEO of Loring Ward International, LTD (investment and business management) from 2005 through 2006; CEO of Atlantic Trust (INVESCO) from 2001 through 2004; Chief Executive Officer of Bessemer Trust (wealth management) from 1993 through 2000.	12	Director of Lepercq, de Neuflize and Co. since 2009.

Directors and Officers Information
(Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††

Interested Director

BARBARA F. PALK††† c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 59	Director	Since 12/17/10	Senior Vice President – Wholesale Banking TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	12	None

†	The table shows the time period for which each individual has served as a Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2010.
†††	Ms. Palk is considered an ‘‘interested person’’ because she owns shares of The Toronto-Dominion Bank.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years

Officers Who Are Not Directors

MARK BELL c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 41	President and Chief Executive Officer	Since 9/22/08	Since 2004, Managing Director, Relationship Management of TD Asset Management.

MAYA GITTENS c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 46	Chief Legal Officer and Anti-Money Laundering Officer	Since 9/22/08	Since June 2008, Vice President, Director and
Secretary of the Investment Manager; from
June 2005 through March 2008, attorney,
Schulte Roth and Zabel LLP; from May 2001
through May 2005, Securities Compliance
Examiner, United States Securities and
Exchange Commission.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 42	Treasurer and Chief Financial Officer	Since 9/22/08	Since November 2004, Fund Accounting Director of SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 39	Assistant Treasurer	Since 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

JACK P. HUNTINGTON c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 40	Secretary	Since 2/27/09	Since September 2008, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from October 2004 through September 2008, Senior Counsel, MetLife, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 51	Chief Compliance Officer, Vice President and Assistant Secretary	Since 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director; Senior Vice President of Investment Manager from August 1996 to December 2005 and TD Waterhouse Investor Services, Inc. from June 1997 to December 2005.

†	The table shows the time period for which each individual has served as an Officer. There is no set term of office for Officers.

TD ASSET MANAGEMENT USA FUNDS INC.
Shareholder Voting Results – April 30, 2011 (Unaudited)

A meeting of the Nominating Committee of the Board (the “Committee”) of TD Asset Management USA Funds Inc. (the “Company”), a corporation organized under the laws of the State of Maryland, was held telephonically on November 5, 2010, pursuant to notice duly given (the “Meeting”). The Committee unanimously adopted the following resolutions: (i) that the Committee hereby recommends that the Board nominate Peter B.M. Eby, Donald J. Herrema, James E. Kelly, Lawrence J. Toal and Barbara F. Palk as Directors of the Board, and authorizes and instructs that such individuals be submitted to stockholders as nominees for election as Directors; (ii) and that the Committee hereby recommends that George F. Staudter be conferred with director emeritus status effective upon the earlier of the election of the new slate of Directors or December 31, 2010.

TDAMSAR02

Item 2. Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Mark Bell
Mark Bell, President

Date June 22, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Bell
Mark Bell, President

Date June 22, 2011

By (Signature and Title)* /s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date June 22, 2011

* Print the name and title of each signing officer under his or her signature.